                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                    Investment Company Act File No. 811-07261
               ---------------------------------------------------

                               CREDIT SUISSE TRUST
               ---------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

               466 Lexington Avenue, New York, New York 10017-3140
               ---------------------------------------------------
             (Address of Principal Executive Offices)   (Zip Code)

                                Hal Liebes, Esq.
                               Credit Suisse Trust
                              466 Lexington Avenue
                          New York, New York 10017-3147

Registrant's telephone number, including area code:(212) 875-3500

Date of fiscal year end: December 31, 2003

Date of reporting period: January 1, 2003 to June 30, 2003

ITEM 1. REPORTS TO STOCKHOLDERS.

[CREDIT SUISSE ASSET MANAGEMENT LOGO]


CREDIT SUISSE FUNDS

SEMIANNUAL REPORT

JUNE 30, 2003
(UNAUDITED)


CREDIT SUISSE TRUST
- GLOBAL POST-VENTURE CAPITAL PORTFOLIO


CREDIT SUISSE TRUST (THE "TRUST") SHARES ARE NOT AVAILABLE DIRECTLY TO INDIVIDUAL INVESTORS, BUT MAY BE OFFERED ONLY THROUGH CERTAIN INSURANCE PRODUCTS AND PENSION AND RETIREMENT PLANS.

MORE COMPLETE INFORMATION ABOUT THE TRUST, INCLUDING CHARGES AND EXPENSES, IS PROVIDED IN THE PROSPECTUS, WHICH MUST PRECEDE OR ACCOMPANY THIS DOCUMENT AND WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN ADDITIONAL COPIES BY CALLING 800-222-8977 OR BY WRITING TO CREDIT SUISSE TRUST, P.O. BOX 55030, BOSTON, MA 02205-5030.

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR, IS LOCATED AT 466 LEXINGTON AVE., NEW YORK, NY 10017-3140. THE TRUST IS ADVISED BY CREDIT SUISSE ASSET MANAGEMENT, LLC.

THE PORTFOLIO'S INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

RETURNS INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

THE VIEWS OF THE PORTFOLIO'S MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND THE PORTFOLIO HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF JUNE 30, 2003; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

PORTFOLIO SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE.

CREDIT SUISSE TRUST -- GLOBAL POST-VENTURE CAPITAL PORTFOLIO
SEMIANNUAL INVESTMENT ADVISER'S REPORT
June 30, 2003

                                                                   July 22, 2003

Dear Shareholder:

   For the six months ended June 30, 2003, Credit Suisse Trust -- Global Post-Venture Capital Portfolio(1) (the "Portfolio") had a gain of 18.59%, versus increases of 9.95% for the Morgan Stanley Capital International World Index(2) and 18.76% for the Russell Midcap(R) Growth Index.(3)

   The period was ultimately a positive one for most of the world's stock markets. Markets initially fell, and were highly volatile, in the early part of the period, due largely to shifting perceptions of how a war with Iraq might proceed. Stocks began to recover in late March, however, on progress made by the U.S. and its allies. When the war came to a swift and seemingly successful end in April, a major cloud of uncertainty lifted and investors embraced risk. Optimism over a potential recovery in the U.S. economy -- and by extension, the global economy -- also supported equities. Grounds for this optimism included historically low interest rates, a significant tax-reduction package, and an upturn in leading economic indicators in Europe and non-Japan Asia.

   In this environment, a number of the Portfolio's holdings had good showings, with particularly good results from the Portfolio's technology, consumer-discretionary and healthcare holdings. On the negative side, the Portfolio's energy stocks underperformed, though these accounted for a small portion of the Portfolio's assets in the period.

   We made no major changes in the Portfolio with regard to its sector allocation, remaining concentrated on the technology, financial, healthcare and consumer sectors. In terms of regional allocation, we continued to favor the U.S., which accounted for about 60% of the Portfolio's assets as of June 30, 2003. Europe represented about a quarter of the Portfolio, and we maintained exposure to Canada and certain Asian markets.

   We think the U.S. economy has the potential to grow in the year's second half, aided by tax relief, ongoing improvements in corporate balance sheets and a favorable liquidity backdrop. Barring a return of heightened geopolitical risk, we think these factors augur well for growth, though the magnitude of any recovery remains an uncertainty. For our part, we will remain focused on companies we deem to have good business plans and the financial wherewithal to pursue their goals.

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THE CREDIT SUISSE GLOBAL POST-VENTURE CAPITAL TEAM

Elizabeth B. Dater                      Greg Norton-Kidd
Robert S. Janis                         Calvin E. Chung

   INTERNATIONAL INVESTING ENTAILS SPECIAL RISK CONSIDERATIONS, INCLUDING CURRENCY FLUCTUATIONS, LOWER LIQUIDITY, ECONOMIC AND POLITICAL RISKS, AND DIFFERENCES IN ACCOUNTING METHODS. BECAUSE OF THE NATURE OF THE PORTFOLIO'S POST-VENTURE-CAPITAL INVESTMENTS AND CERTAIN AGGRESSIVE STRATEGIES IT MAY USE, AN INVESTMENT IN THE PORTFOLIO MAY NOT BE APPROPRIATE FOR ALL INVESTORS.

   IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE PORTFOLIO'S INVESTMENTS. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE PORTFOLIO COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE PORTFOLIO HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

                  AVERAGE ANNUAL RETURNS AS OF JUNE 30, 2003(1)

   1 YEAR      5 YEARS     SINCE INCEPTION     INCEPTION DATE
   ------      -------     ---------------     --------------
   (9.10%)     (7.02%)         (2.04%)            9/30/1996

Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Performance includes the effect of deducting expenses, but does not include charges and expenses attributable to any particular variable contract or Plan. Accordingly, the Prospectus of the sponsoring Participating Insurance Company separate account or Plan documents or other informational materials supplied by Plan sponsors should be carefully reviewed for information on relevant charges and expenses. Excluding these charges and expenses from quotations of performance has the effect of increasing the performance quoted, and the effect of these charges should be considered when comparing performance to that of other mutual funds.


----------
(1) Fee waivers and/or expense reimbursements reduced expenses for the Portfolio, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.
(2) The Morgan Stanley Capital International World Index is a free float-adjusted market capitalization index that is designed to measure global developed-market equity performance. It is the exclusive property of Morgan Stanley Capital International Inc. Investors cannot invest directly in an index.
(3) The Russell Midcap(R) Growth Index measures the performance of those companies in the Russell Midcap(R) Index with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index. It is an unmanaged index of common stocks that includes reinvestment of dividends and is compiled by Frank Russell Company. Investors cannot invest directly in an index.

CREDIT SUISSE TRUST -- GLOBAL POST-VENTURE CAPITAL PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2003 (Unaudited)

                                                                 NUMBER OF
                                                                  SHARES          VALUE
                                                               ------------   ------------
COMMON STOCKS (94.5%)
CANADA (5.8%)
ELECTRONIC EQUIPMENT & INSTRUMENTS (1.7%)
    Celestica, Inc.*                                                 73,100   $  1,152,056
                                                                              ------------
FOOD & DRUG RETAILING (1.8%)
    Shoppers Drug Mart Corp.*                                        64,460      1,233,457
                                                                              ------------
LEISURE EQUIPMENT & PRODUCTS (2.3%)
    Hockey Company Holdings, Inc.                                    85,100      1,010,239
    Mega Bloks, Rule 144A*,^                                         37,100        573,395
                                                                              ------------
                                                                                 1,583,634
                                                                              ------------
TOTAL CANADA                                                                     3,969,147
                                                                              ------------
FRANCE (2.7%)
OFFICE ELECTRONICS (2.7%)
    Neopost SA*                                                      43,750      1,858,891
                                                                              ------------
TOTAL FRANCE                                                                     1,858,891
                                                                              ------------
IRELAND (2.7%)
AIRLINES (2.7%)
    Ryanair Holdings PLC*                                           221,800      1,536,005
    Ryanair Holdings PLC ADR*                                         7,000        314,300
                                                                              ------------
TOTAL IRELAND                                                                    1,850,305
                                                                              ------------
JAPAN (3.9%)
DIVERSIFIED FINANCIALS (1.3%)
    JAFCO Company, Ltd.                                              15,100        855,132
                                                                              ------------
SPECIALTY RETAIL (2.6%)
    USS Company, Ltd.                                                35,450      1,795,012
                                                                              ------------
TOTAL JAPAN                                                                      2,650,144
                                                                              ------------
NETHERLANDS (1.9%)
FOOD PRODUCTS (1.9%)
    Nutreco Holdings NV                                              80,606      1,262,571
                                                                              ------------
TOTAL NETHERLANDS                                                                1,262,571
                                                                              ------------
NORWAY (1.8%)
ELECTRONIC EQUIPMENT & INSTRUMENTS (1.8%)
    Tandberg ASA*                                                   228,600      1,184,423
                                                                              ------------
TOTAL NORWAY                                                                     1,184,423
                                                                              ------------
SINGAPORE (1.0%)
ELECTRONIC EQUIPMENT & INSTRUMENTS (1.0%)
    Flextronics International, Ltd.*                                 64,800        673,272
                                                                              ------------
TOTAL SINGAPORE                                                                    673,272
                                                                              ------------
SWEDEN (2.2%)
HEALTHCARE EQUIPMENT & SUPPLIES (2.2%)
    Getinge AB Class B                                               57,400      1,523,745
                                                                              ------------
TOTAL SWEDEN                                                                     1,523,745
                                                                              ------------

                 See Accompanying Notes to Financial Statements.

                                                                 NUMBER OF
                                                                  SHARES          VALUE
                                                               ------------   ------------
COMMON STOCKS (CONTINUED)
SWITZERLAND (3.8%)
COMPUTERS & PERIPHERALS (2.2%)
    Logitech International SA*                                       40,600   $  1,522,631
                                                                              ------------
HEALTHCARE EQUIPMENT & SUPPLIES (1.6%)
    Nobel Biocare Holding AG                                         16,020      1,069,735
                                                                              ------------
TOTAL SWITZERLAND                                                                2,592,366
                                                                              ------------
TAIWAN (2.1%)
SEMICONDUCTOR EQUIPMENT & PRODUCTS (2.1%)
    MediaTek, Inc.                                                  144,000      1,443,744
                                                                              ------------
TOTAL TAIWAN                                                                     1,443,744
                                                                              ------------
UNITED KINGDOM (10.5%)
DIVERSIFIED FINANCIALS (2.5%)
    3i Group PLC                                                    182,250      1,699,179
                                                                              ------------
HOTELS, RESTAURANTS & LEISURE (2.8%)
    Enterprise Inns PLC                                              51,210        686,173
    William Hill PLC                                                253,800      1,195,696
                                                                              ------------
                                                                                 1,881,869
                                                                              ------------
HOUSEHOLD DURABLES (1.7%)
    MFI Furniture Group PLC                                         428,280      1,183,765
                                                                              ------------
SOFTWARE (3.5%)
    Amdocs, Ltd*                                                     59,000      1,416,000
    Sage Group PLC                                                  353,350        944,590
                                                                              ------------
                                                                                 2,360,590
                                                                              ------------
TOTAL UNITED KINGDOM                                                             7,125,403
                                                                              ------------
UNITED STATES (56.1%)
BANKS (0.9%)
    Mellon Financial Corp.                                           23,100        641,025
                                                                              ------------
BIOTECHNOLOGY (2.3%)
    IDEC Pharmaceuticals Corp.*                                      14,700        499,800
    MedImmune, Inc.*                                                 28,800      1,047,456
                                                                              ------------
                                                                                 1,547,256
                                                                              ------------
COMMERCIAL SERVICES & SUPPLIES (2.5%)
    BISYS Group, Inc.*                                               56,400      1,036,068
    Education Management Corp.*                                      12,300        654,114
                                                                              ------------
                                                                                 1,690,182
                                                                              ------------
DIVERSIFIED FINANCIALS (3.6%)
    E*TRADE Group, Inc.*                                            247,000      2,099,500
    Franklin Resources, Inc.                                          8,700        339,909
                                                                              ------------
                                                                                 2,439,409
                                                                              ------------

                 See Accompanying Notes to Financial Statements.

                                                                 NUMBER OF
                                                                  SHARES          VALUE
                                                               ------------   ------------
COMMON STOCKS (CONTINUED)
UNITED STATES (CONTINUED)
ELECTRONIC EQUIPMENT & INSTRUMENTS (4.0%)
    Sanmina-SCI Corp.*                                              217,600   $  1,373,056
    Solectron Corp.*                                                361,000      1,350,140
                                                                              ------------
                                                                                 2,723,196
                                                                              ------------
FOOD & DRUG RETAILING (3.7%)
    Whole Foods Market, Inc.*                                        24,100      1,145,473
    Wild Oats Markets, Inc.*                                        122,700      1,337,430
                                                                              ------------
                                                                                 2,482,903
                                                                              ------------
HEALTHCARE EQUIPMENT & SUPPLIES (1.1%)
    Wilson Greatbatch Technologies, Inc.*                            19,800        714,780
                                                                              ------------
HEALTHCARE PROVIDERS & SERVICES (8.4%)
    Accredo Health, Inc.*                                            61,350      1,337,430
    AMERIGROUP Corp.*                                                18,900        703,080
    Centene Corp.*                                                   18,200        707,980
    Pediatrix Medical Group, Inc.*                                   57,700      2,057,005
    United Surgical Partners International, Inc.*                    39,100        883,269
                                                                              ------------
                                                                                 5,688,764
                                                                              ------------
HOUSEHOLD DURABLES (1.2%)
    Yankee Candle Company, Inc.*                                     35,700        828,954
                                                                              ------------
INTERNET & CATALOG RETAIL (1.1%)
    InterActiveCorp*                                                 19,600        775,572
                                                                              ------------
MEDIA (3.4%)
    Clear Channel Communications, Inc.*                              16,200        686,718
    Journal Register Co.*                                            32,600        589,734
    Radio One, Inc.Class A*                                          59,500      1,062,670
                                                                              ------------
                                                                                 2,339,122
                                                                              ------------
MULTILINE RETAIL (1.3%)
    Dollar Tree Stores, Inc.*                                        27,900        885,267
                                                                              ------------
OIL & GAS (2.0%)
    Newfield Exploration Co.*                                        36,800      1,381,840
                                                                              ------------
PHARMACEUTICALS (2.9%)
    Sepracor, Inc.*                                                  71,100      1,281,933
    SICOR, Inc.*                                                     32,300        656,982
                                                                              ------------
                                                                                 1,938,915
                                                                              ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (3.6%)
    Applied Micro Circuits Corp.*                                   167,900      1,015,795
    Cypress Semiconductor Corp.*                                     40,900        490,800
    GlobespanVirata, Inc.*                                          114,800        947,100
                                                                              ------------
                                                                                 2,453,695
                                                                              ------------

                 See Accompanying Notes to Financial Statements.

                                                                 NUMBER OF
                                                                  SHARES          VALUE
                                                               ------------   ------------
COMMON STOCKS (CONCLUDED)
UNITED STATES (CONCLUDED)
SOFTWARE (10.5%)
    Activision, Inc.*                                               111,000   $  1,434,120
    Compuware Corp.*                                                113,600        655,472
    JDA Software Group, Inc.*                                       119,700      1,339,443
    Lawson Software, Inc.*                                          121,100        940,947
    Micromuse, Inc.*                                                120,200        960,398
    Siebel Systems, Inc.*                                            69,100        659,214
    Take-Two Interactive Software, Inc.*                             12,600        357,084
    THQ, Inc.*                                                       45,400        817,200
                                                                              ------------
                                                                                 7,163,878
                                                                              ------------
SPECIALTY RETAIL (3.6%)
    Gymboree Corp.*                                                  43,800        734,964
    Hot Topic, Inc.*                                                 50,400      1,356,264
    Urban Outfitters, Inc.*                                          10,000        359,000
                                                                              ------------
                                                                                 2,450,228
                                                                              ------------
TOTAL UNITED STATES                                                             38,144,986
                                                                              ------------

TOTAL COMMON STOCKS (Cost $56,329,033)                                          64,278,997
                                                                              ------------

PREFERRED STOCKS (1.0%)
UNITED STATES (1.0%)
CONSUMER SERVICES (1.0%)
    PRN Corp.*,++                                                    79,000        711,000
                                                                              ------------
INTERNET SOFTWARE & SERVICES (0.0%)**
    Planetweb, Inc.*,++                                             183,800         12,866
                                                                              ------------

TOTAL PREFERRED STOCKS (Cost $1,709,331)                                           723,866
                                                                              ------------

WARRANTS (0.0%)**
UNITED STATES (0.0%)
CONSUMER SERVICES (0.0%)
    PRN Corp. Strike $0.01, expires August 2011*,++ (Cost $0)        18,283              0
                                                                              ------------

LIMITED PARTNERSHIPS (1.3%)
UNITED STATES (1.3%)
VENTURE CAPITAL (1.3%)
    Austin Ventures VIII L.P.*,++                                    81,546         81,546
    CVC European Equity III L.P.*,++                                322,897        322,897
    Madison Dearborn Capital Partners, Inc.*,++                     155,002        155,002
    Oak Investment Partners X LP*,++                                306,483        306,483
                                                                              ------------

TOTAL LIMITED PARTNERSHIPS (Cost $1,134,123)                                       865,928
                                                                              ------------

                 See Accompanying Notes to Financial Statements.

                                                                   PAR
                                                                  (000)           VALUE
                                                               ------------   ------------
SHORT-TERM INVESTMENT (3.1%)
    State Street Bank and Trust Co. Euro Time Deposit,
    1.063%, 7/01/03
    (Cost $2,102,000)                                          $      2,102   $  2,102,000
                                                                              ------------

TOTAL INVESTMENTS AT VALUE (99.9%) (Cost $61,274,487)                           67,970,791

OTHER ASSETS IN EXCESS OF LIABILITIES (0.1%)                                        41,244
                                                                              ------------

NET ASSETS (100.0%)                                                           $ 68,012,035
                                                                              ============

                            INVESTMENT ABBREVIATIONS
                        ADR = American Depositary Receipt

----------
*   Non-income producing security.
^ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2003, these securities amounted to a value of $573,395 or 0.8% of net assets.
++ Restricted security, not readily marketable; security is valued at fair value as determined in good faith by the Board of Trustees.
**  This represents less than 0.0% of net assets.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- GLOBAL POST-VENTURE CAPITAL PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2003 (Unaudited)

ASSETS
    Investments at value (Cost $61,274,487) (Note 1)                                              $ 67,970,791
    Cash                                                                                                   388
    Foreign currency at value (cost $10,021)                                                            10,038
    Receivable for investments sold                                                                    216,930
    Dividend and interest receivable                                                                    38,103
    Receivable for portfolio shares sold                                                                18,828
    Prepaid expenses                                                                                     3,028
                                                                                                  ------------
      Total Assets                                                                                  68,258,106
                                                                                                  ------------
LIABILITIES
    Advisory fee payable (Note 2)                                                                       53,450
    Administrative services fee payable (Note 2)                                                        12,234
    Payable for portfolio shares redeemed                                                              110,867
    Other accrued expenses payable                                                                      69,520
                                                                                                  ------------
      Total Liabilities                                                                                246,071
                                                                                                  ------------
NET ASSETS
    Capital stock, $0.001 par value (Note 6)                                                             8,962
    Paid-in capital (Note 6)                                                                       146,547,488
    Accumulated net investment loss                                                                   (199,556)
    Accumulated net realized loss on investments and foreign curency transactions                  (85,041,068)
    Net unrealized appreciation from investments and foreign currency  translations                  6,696,209
                                                                                                  ------------
      Net Assets                                                                                  $ 68,012,035
                                                                                                  ============
    Shares outstanding                                                                               8,961,663
                                                                                                  ------------
    Net asset value, offering price, and redemption price per share                               $       7.59
                                                                                                  ============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- GLOBAL POST-VENTURE CAPITAL PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2003 (Unaudited)

INVESTMENT INCOME (Note 1)
    Dividends                                                                                     $    210,158
    Interest                                                                                            16,120
    Foreign taxes withheld                                                                             (18,771)
                                                                                                  ------------
      Total investment income                                                                          207,507
                                                                                                  ------------
EXPENSES
    Investment advisory fees (Note 2)                                                                  363,449
    Administrative services fees (Note 2)                                                               48,416
    Printing fees (Note 2)                                                                              42,022
    Legal fees                                                                                          18,457
    Custodian fees                                                                                      10,788
    Audit fees                                                                                           9,449
    Insurance expense                                                                                    5,171
    Transfer agent fees                                                                                  3,628
    Interest expense                                                                                       981
    Trustees' fees                                                                                         793
    Registration fees                                                                                      490
    Miscellaneous expense                                                                                2,264
                                                                                                  ------------
      Total expenses                                                                                   505,908
    Less: fees waived (Note 2)                                                                         (98,845)
                                                                                                  ------------
      Net expenses                                                                                     407,063
                                                                                                  ------------
        Net investment loss                                                                           (199,556)
                                                                                                  ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND
  FOREIGN CURRENCY RELATED ITEMS
    Net realized loss from investments                                                              (4,686,701)
    Net realized loss on foreign currency transactions                                                 (16,240)
    Net change in unrealized appreciation (depreciation) from investments                           15,342,130
    Net change in unrealized appreciation (depreciation) from foreign currency translations               (515)
                                                                                                  ------------
    Net realized and unrealized gain from investments and foreign currency related items            10,638,674
                                                                                                  ------------
    Net increase in net assets resulting from operations                                          $ 10,439,118
                                                                                                  ============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- GLOBAL POST-VENTURE CAPITAL PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

                                                                           FOR THE SIX MONTHS
                                                                                  ENDED              FOR THE YEAR
                                                                              JUNE 30, 2003             ENDED
                                                                               (UNAUDITED)        DECEMBER 31, 2002
                                                                           ------------------     -----------------
FROM OPERATIONS
  Net investment loss                                                      $         (199,556)    $        (742,211)
  Net realized loss on investments and foreign currency transactions               (4,702,941)          (19,610,320)
  Net change in unrealized appreciation (depreciation) from
    investments and foreign currency translations                                  15,341,615           (13,793,254)
                                                                           ------------------     -----------------
    Net increase (decrease) in net assets resulting from operations                10,439,118           (34,145,785)
                                                                           ------------------     -----------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares                                                     22,729,011            80,332,614
  Net asset value of shares redeemed                                              (25,788,692)          (92,211,758)
                                                                           ------------------     -----------------
    Net decrease in net assets from capital share transactions                     (3,059,681)          (11,879,144)
                                                                           ------------------     -----------------
  Net increase (decrease) in net assets                                             7,379,437           (46,024,929)

NET ASSETS
  Beginning of period                                                              60,632,598           106,657,527
                                                                           ------------------     -----------------
  End of period                                                            $       68,012,035     $      60,632,598
                                                                           ==================     =================
ACCUMULATED NET INVESTMENT LOSS                                            $         (199,556)    $              --
                                                                           ==================     =================

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- GLOBAL POST-VENTURE CAPITAL PORTFOLIO
FINANCIAL HIGHLIGHTS
(For a Share of the Portfolio Outstanding Throughout Each Period)

                                                     FOR THE SIX
                                                     MONTHS ENDED        FOR THE YEAR ENDED DECEMBER 31,
                                                     JUNE 30, 2003       -------------------------------
                                                      (UNAUDITED)            2002               2001
                                                     -------------       ------------       ------------
PER SHARE DATA
  Net asset value, beginning of period               $        6.40       $       9.72       $      13.62
                                                     -------------       ------------       ------------
INVESTMENT OPERATIONS
  Net investment loss                                        (0.02)             (0.08)             (0.09)
  Net gain (loss) on investments
    and foreign currency related items
    (both realized and unrealized)                            1.21              (3.24)             (3.81)
                                                     -------------       ------------       ------------
      Total from investment operations                        1.19              (3.32)             (3.90)
                                                     -------------       ------------       ------------
LESS DISTRIBUTIONS
  Distributions from net realized gains                         --                 --                 --
                                                     -------------       ------------       ------------
NET ASSET VALUE, END OF PERIOD                       $        7.59       $       6.40       $       9.72
                                                     =============       ============       ============
      Total return(2)                                        18.59%            (34.16)%           (28.63)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)           $      68,012       $     60,633       $    160,658
    Ratio of expenses to average net assets(3)                1.40%(4)           1.40%              1.40%
    Ratio of net investment loss to average
      net assets                                             (0.69)%(4)         (0.90)%            (0.84)%
    Decrease reflected in above operating
      expense ratios due to waivers/
      reimbursements                                          0.34%(4)           0.31%              0.21%
  Portfolio turnover rate                                       52%                86%               121%

                                                               FOR THE YEAR ENDED DECEMBER 31,
                                                     ---------------------------------------------------
                                                        2000(1)              1999               1998
                                                     -------------       ------------       ------------
PER SHARE DATA
  Net asset value, beginning of period               $       19.26       $      11.82       $      11.06
                                                     -------------       ------------       ------------
INVESTMENT OPERATIONS
  Net investment loss                                        (0.09)             (0.08)             (0.04)
  Net gain (loss) on investments
    and foreign currency related items
    (both realized and unrealized)                           (3.56)              7.52               0.80
                                                     -------------       ------------       ------------
      Total from investment operations                       (3.65)              7.44               0.76
                                                     -------------       ------------       ------------
LESS DISTRIBUTIONS
  Distributions from net realized gains                      (1.99)                --                 --
                                                     -------------       ------------       ------------
NET ASSET VALUE, END OF PERIOD                       $       13.62       $      19.26       $      11.82
                                                     =============       ============       ============
      Total return(2)                                       (18.94)%            62.94%              6.87%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)           $     168,034       $    151,784       $     62,055
    Ratio of expenses to average net assets(3)                1.42%              1.41%              1.40%
    Ratio of net investment loss to average
      net assets                                             (0.75)%            (0.87)%            (0.83)%
    Decrease reflected in above operating
      expense ratios due to waivers/
      reimbursements                                          0.11%              0.18%              0.30%
  Portfolio turnover rate                                       69%                44%                73%

----------
(1) Certain distribution amounts have been reclassified to conform to the current year presentation.

(2) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(3) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Portfolio's net expense ratio by .00%, .02%, .01%, and .00% for each of the years ended December 31, 2001, 2000, 1999, and 1998, respectively. The Portfolio's net operating expense ratio after reflecting these arrangements was 1.40% for the years ended December 31, 2001, 2000, 1999, and 1998. For the six months ended June 30, 2003 and the year ended December 31, 2002, there were no transfer agent credits.

(4) Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- GLOBAL POST-VENTURE CAPITAL PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2003 (Unaudited)

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Credit Suisse Trust (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940, as amended, and currently offers nine managed investment portfolios of which one, the Global Post-Venture Capital Portfolio (the "Portfolio"), is included in this report. The Portfolio is a diversified investment fund that seeks long-term growth of capital. Shares of the Portfolio are not available directly to individual investors but may be offered only through (a) variable annuity contracts and variable life insurance contracts offered by separate accounts of certain insurance companies and (b) tax-qualified pension and retirement plans. The Portfolio may not be available in connection with a particular contract or plan. The Trust was organized under the laws of the Commonwealth of Massachusetts as a business trust on March 15, 1995.

   A) SECURITY VALUATION -- The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The Portfolio's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees under procedures established by the Board of Trustees in the absence of readily ascertainable market values. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that this method would not represent fair value.

   The Portfolio's investments in Private Funds will be valued at the time of investment at the amount invested in the Private Fund, unless and until the Portfolio's investment adviser, Credit Suisse Asset Management LLC ("CSAM"), determines that such value does not represent fair value, in which case fair value will be determined. Thereafter, investments in Private Funds held by the Portfolio are valued at their "fair values" using procedures approved by the Board of Trustees. CSAM shall review daily the

Global Post-Venture Capital Portfolio's fair valued securities. At June 30, 2003 the investments in Private Funds held by the Portfolio were $865,928 or 1.3% of net assets.

   B) FOREIGN CURRENCY TRANSACTIONS -- The books and records of the Portfolio are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Portfolio does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Portfolio isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

   C) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

   D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America ("GAAP").

   E) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Trust's intention to have the Portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

   F) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

   G) SHORT TERM INVESTMENTS -- The Portfolio, together with other funds/portfolios advised by CSAM, an indirect, wholly-owned subsidiary of Credit Suisse Group, pool available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Portfolio's custodian, or a money market fund advised by CSAM. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

   H) FORWARD FOREIGN CURRENCY CONTRACTS -- The Portfolio may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counter parties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. The Portfolio will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. At June 30, 2003, the Portfolio had no open forward foreign currency contracts.

   I) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan including any accrued interest thereon and 105% of the market value of foreign securities on loan including any accrued interest thereon. Cash collateral received by the Portfolio in connection with securities lending activity may be invested in a variety of investments including certain CSAM -- advised funds or the AIM Institutional Funds -- Liquid Asset Portfolio. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Portfolio had no securities out on loan during the six months ended June 30, 2003.

   Credit Suisse First Boston ("CSFB"), an affiliate of CSAM, has been engaged by the Portfolio to act as the Portfolio's securities lending agent. Prior to April 1, 2003, CSFB had agreed to charge the Portfolio fees for its securities lending activities equal to its costs in providing services as securities lending agent and had voluntarily waived such fees through March 31, 2003. Effective April 1, 2003, the Portfolio and CSFB entered into an arrangement to share the income earned from securities lending activities, whereby, generally, the Portfolio will receive 75% and CSFB will receive 25% of the income, in accordance with the provisions of the securities lending agency agreement. If CSFB should enter into a securities lending agency agreement with another comparable investment company client under which it will receive a smaller proportion of the fees, its fee agreement with the Portfolio shall be reduced to such lower fee amount.

   J) PARTNERSHIP ACCOUNTING POLICY -- The Portfolio records its pro-rata share of the income/(loss) and capital gains/(losses) allocated from the underlying partnerships and adjusts the cost of the underlying partnerships accordingly. These amounts are included in the Portfolio's Statement of Operations.

   K) OTHER -- The Portfolio may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risk (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

   The Portfolio may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolio accrues such taxes when the related income or gains are earned.

   The Portfolio may invest up to 15% of its net assets in non-publicly traded securities. Non-publicly traded securities may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from such sales could differ from the price originally paid by the Portfolio or the current carrying values, and the difference could be material.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

   CSAM serves as investment adviser for the Portfolio. For its investment advisory services, CSAM is entitled to receive a fee from the Portfolio at an annual rate of 1.25% of the Portfolio's average daily net assets. For the six months ended June 30, 2003, investment advisory fees earned and voluntarily waived were $363,449 and $98,845, respectively.

   Credit Suisse Asset Management Limited (CSAM U.K.) ("CSAM Ltd. U.K."), Credit Suisse Asset Management Limited (CSAM Japan) ("CSAM Ltd. Japan") and Credit Suisse Asset Management Limited (CSAM Australia) ("CSAM Ltd. Australia"), each an affiliate of CSAM, are sub-investment advisers to the Portfolio. CSAM Ltd. U.K., CSAM Ltd. Japan and CSAM Ltd. Australia's sub-investment advisory fees are paid by CSAM out of CSAM's net investment advisory fee and is not paid by the Portfolio.

   Abbott Capital Management, LLC ("Abbott") serves as sub-investment adviser for the Portfolio's assets invested in U.S. or foreign private limited partnerships or other investment funds ("Private-Equity Portfolios"). Pursuant to the sub-advisory agreement between Abbott and CSAM, Abbott is entitled to a quarterly fee from CSAM at the annual rate of 1.00% of the value of the Portfolio's Private-Equity Portfolios as of the end of each calendar quarter, which fee amount or a portion thereof may be waived by Abbott. No compensation is paid by the Portfolio to Abbott for its sub-investment advisory services.

   Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and SSB, serve as co-administrators to the Portfolio.

   For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.10% of the Portfolio's average daily net assets. For the six months ended June 30, 2003, co-administrative services fees earned by CSAMSI were $29,076.

   For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, based upon the following fee structure calculated in total for all the Credit Suisse Funds/Portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio subject to an annual minimum fee.

          AVERAGE DAILY NET ASSETS                    ANNUAL RATE
          ------------------------                    -----------
          First $5 billion                 .050% of average daily net assets
          Next $5 billion                  .035% of average daily net assets
          Over $10 billion                 .020% of average daily net assets

   For the six months ended June 30, 2003, co-administrative service fees earned by SSB (including out-of-pocket expenses) were $19,340.

   In addition to serving as the Portfolio's co-administrator, CSAMSI currently serves as distributor of the Portfolio's shares without compensation.

   Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Portfolio to provide certain financial printing and fulfillment services. For the six months ended June 30, 2003, Merrill was paid $12,896 for its services to the Portfolio.

NOTE 3. LINE OF CREDIT

   The Portfolio, together with other funds/portfolios advised by CSAM (collectively, the "Participating Funds"), participates in a $100 million committed, unsecured line of credit facility ("Credit Facility") with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent for temporary or emergency purposes. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. During the six months ended June 30, 2003, the Portfolio had no borrowings under the Credit Facility.

NOTE 4. PURCHASES AND SALES OF SECURITIES

   For the six months ended June 30, 2003, purchases and sales of investment securities (excluding short-term investments) were $29,104,568 and $30,761,820, respectively.

   At June 30, 2003, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation (depreciation) from investments were $61,274,487, $11,346,585, $(4,650,281) and $6,696,304, respectively.

NOTE 5. RESTRICTED SECURITIES

   Certain of the Portfolio's investments are restricted as to resale, and are valued at fair value as determined in good faith by the Board of Trustees under procedures established by the Board of Trustees in the absence of readily ascertainable market values. The table below shows the number of shares held, the acquisition dates, aggregate cost, fair values as of June 30, 2003, value per share of such securities and percentage of net assets which the securities represent.

                                                      NUMBER                                               VALUE   PERCENTAGE
                                    SECURITY            OF     ACQUISITION                     FAIR         PER        OF
SECURITY DESCRIPTION                  TYPE            SHARES      DATE          COST          VALUE        SHARE   NET ASSETS
--------------------         ---------------------   -------   -----------   -----------   -----------    ------   ----------
Austin Ventures VIII L.P.    Ltd. Partnership         81,546      7/13/01    $   125,011   $    81,546    $ 1.00      0.12%
CVC European Equity III L.P. Ltd. Partnership        322,897      9/04/01        324,660       322,897      1.00      0.47%
Madison Dearborn Capital
  Partners, Inc.             Ltd. Partnership        155,002      4/02/01        186,733       155,002      1.00      0.23%
Oak Investment
  Partners X LP              Ltd. Partnership        306,483      1/18/01        497,719       306,483      1.00      0.45%
Planetweb, Inc.              Preferred Stock         183,800      9/08/00        998,331        12,866      0.07      0.02%
PRN Corp.                    Preferred Stock          79,000      8/13/01        711,000       711,000      9.00      1.05%
PRN Corp.                    Warrant                  18,283      8/14/01             --            --        --        --
                                                                             -----------   -----------                -----
                                                                             $ 2,843,454   $ 1,589,794                 2.34%
                                                                             ===========   ===========                =====

NOTE 6. CAPITAL SHARE TRANSACTIONS

   The Portfolio is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. Transactions in capital shares of the Portfolio were as follows:

                                    FOR THE SIX MONTHS ENDED     FOR THE YEAR ENDED
                                    JUNE 30, 2003 (UNAUDITED)     DECEMBER 31, 2002
                                    -------------------------    ------------------
  Shares sold                              3,401,705                  9,776,103
  Shares redeemed                         (3,920,817)               (11,272,031)
                                          ----------                -----------
  Net decrease                              (519,112)                (1,495,928)
                                          ==========                ===========

   On June 30, 2003, the number of shareholders that held 5% or more of the outstanding shares of the Portfolio were as follows:

            NUMBER OF           APPROXIMATE PERCENTAGE
          SHAREHOLDERS          OF OUTSTANDING SHARES
          ------------          ----------------------
               5                         78%

   Some of the shareholders are comprised of omnibus accounts, which are held on behalf of several individual shareholders.

CREDIT SUISSE TRUST -- GLOBAL POST-VENTURE CAPITAL PORTFOLIO
SHAREHOLDER MEETING RESULTS (UNAUDITED)

   A special meeting of shareholders of the Credit Suisse Trust -- Global Post-Venture Capital Portfolio (the "Portfolio") was held at 466 Lexington Avenue, 16th Floor, New York, NY 10017 on April 11, 2003. The following matters were voted upon by the shareholders of the Portfolio and the results are presented below. Shares delivered not voted are included on the total for the proposals. All proposals were approved.

1. To Elect the Following Nominees as Trustees:

                                           FOR              WITHHELD
                                       ------------       ------------
             Richard H. Francis          8,272,523          682,404
             Jack W. Fritz               8,282,548          672,379
             Joseph D. Gallagher         8,272,055          682,871
             Jeffrey E. Garten           8,281,837          673,089
             Peter F. Krogh              8,289,575          665,351
             James S. Pasman, Jr.        8,279,227          675,699
             Steven N. Rappaport         8,287,573          667,354
             William W. Priest           8,285,241          669,685

             Total Eligible Shares       9,056,453
             Total Shares Voted          8,954,927
             % of Shares Voted               98.88%

2-A. To Modify the Fundamental Investment Restriction on Borrowing Money:

                                      % OF TOTAL SHARES      % OF TOTAL
                         SHARES          OUTSTANDING        SHARES VOTED
                      ------------    -----------------     ------------
          For           6,954,406           76.79%             77.66%
          Against         750,380            8.29%              8.38%
          Abstain       1,250,141           13.80%             13.96%

2-B. To Modify the Fundamental Investment Restriction on Lending:

                                      % OF TOTAL SHARES      % OF TOTAL
                         SHARES          OUTSTANDING        SHARES VOTED
                      ------------    -----------------     ------------
          For           6,969,293           76.95%             77.83%
          Against         741,017            8.18%              8.27%
          Abstain       1,244,617           13.74%             13.90%

2-C. To Modify the Fundamental Investment Restriction on Real Estate
Investments:

                                      % OF TOTAL SHARES      % OF TOTAL
                         SHARES          OUTSTANDING        SHARES VOTED
                      ------------    -----------------     ------------
          For           6,969,659           76.96%             77.83%
          Against         740,639            8.18%              8.27%
          Abstain       1,244,628           13.74%             13.90%

2-D To Remove the Fundamental Investment Restriction on Margin Transactions:

                                      % OF TOTAL SHARES      % OF TOTAL
                         SHARES          OUTSTANDING        SHARES VOTED
                      ------------    -----------------     ------------
          For           6,957,425           76.82%             77.69%
          Against         751,467            8.30%              8.39%
          Abstain       1,246,035           13.76%             13.92%

2-E. To Remove the Fundamental Investment Restriction on Investments in Oil, Gas and Mineral Programs:

                                      % OF TOTAL SHARES      % OF TOTAL
                         SHARES          OUTSTANDING        SHARES VOTED
                      ------------    -----------------     ------------
          For           6,965,736           76.92%             77.79%
          Against         745,191            8.23%              8.32%
          Abstain       1,244,000           13.74%             13.89%

3. To Change the Portfolio's Investment Objective from Fundamental to Non-Fundamental:

                                      % OF TOTAL SHARES      % OF TOTAL
                         SHARES          OUTSTANDING        SHARES VOTED
                      ------------    -----------------     ------------
          For           6,658,289           73.52%             74.35%
          Against         981,531           10.84%             10.96%
          Abstain       1,315,105           14.52%             14.69%

4-A. To Amend the Organizational Documents to Allow Involuntary Redemptions:

                                      % OF TOTAL SHARES      % OF TOTAL
                         SHARES          OUTSTANDING        SHARES VOTED
                      ------------    -----------------     ------------
          For           6,640,561           73.32%             74.15%
          Against         989,079           10.92%             11.05%
          Abstain       1,325,287           14.63%             14.80%

4-B. To Amend the Organizational Documents to Allow Reorganizations of the Portfolio Without Shareholder Approval:

                                      % OF TOTAL SHARES      % OF TOTAL
                         SHARES          OUTSTANDING        SHARES VOTED
                      ------------    -----------------     ------------
          For           6,159,125           68.01%             68.78%
          Against       1,600,615           17.67%             17.87%
          Abstain       1,195,187           13.20%             13.35%

CREDIT SUISSE TRUST -- GLOBAL POST-VENTURE CAPITAL PORTFOLIO
PRIVACY POLICY NOTICE

   We are committed to maintaining the privacy of every current and prospective customer. We recognize that you entrust important personal information to us, and we wish to assure you that we take seriously our responsibilities in protecting and safeguarding this information.

   In connection with making available investment products and services to current and potential customers, we may obtain nonpublic personal information about you. This information may include your name, address, e-mail address, social security number, account number, assets, income, financial situation, transaction history and other personal information.

   We may collect nonpublic information about you from the following sources:

   - Information we receive on applications, forms, questionnaires, web sites, agreements or in the course of establishing or maintaining a customer relationship; and

   - Information about your transactions with us, our affiliates, or others.

   We do not disclose any nonpublic personal information about our customers or former customers to anyone, except with your consent or as otherwise permitted by law. In cases where we believe that additional products and services may be of interest to you, we may share the information described above with our affiliates. We may also disclose this information to firms that perform services on our behalf. These agents and service providers are required to treat the information confidentially and use it only for the purpose for which it is provided.

   We restrict access to nonpublic personal information about you to those employees, agents or other parties who need to know that information to provide products or services to you or in connection with your investments with or through us. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

   NOTE: THIS NOTICE IS PROVIDED TO CLIENTS AND PROSPECTIVE CLIENTS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM"), CSAM CAPITAL INC., AND CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., AND SHAREHOLDERS AND PROSPECTIVE SHAREHOLDERS IN CSAM SPONSORED AND ADVISED INVESTMENT COMPANIES, INCLUDING CREDIT SUISSE FUNDS, AND OTHER CONSUMERS AND CUSTOMERS, AS APPLICABLE. THIS NOTICE IS NOT INTENDED TO BE INCORPORATED IN ANY OFFERING MATERIALS BUT IS MERELY A STATEMENT OF OUR CURRENT PRIVACY POLICY, AND MAY BE AMENDED FROM TIME TO TIME UPON NOTICE TO YOU. THIS NOTICE IS DATED AS OF MAY 20, 2003.

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CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       TRGPV-3-0603

[CREDIT SUISSE ASSET MANAGEMENT LOGO]


CREDIT SUISSE FUNDS

SEMIANNUAL REPORT

JUNE 30, 2003
(UNAUDITED)


CREDIT SUISSE TRUST
- INTERNATIONAL FOCUS PORTFOLIO


CREDIT SUISSE TRUST (THE "TRUST") SHARES ARE NOT AVAILABLE DIRECTLY TO INDIVIDUAL INVESTORS, BUT MAY BE OFFERED ONLY THROUGH CERTAIN INSURANCE PRODUCTS AND PENSION AND RETIREMENT PLANS.

MORE COMPLETE INFORMATION ABOUT THE TRUST, INCLUDING CHARGES AND EXPENSES, IS PROVIDED IN THE PROSPECTUS, WHICH MUST PRECEDE OR ACCOMPANY THIS DOCUMENT AND WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN ADDITIONAL COPIES BY CALLING 800-222-8977 OR BY WRITING TO CREDIT SUISSE TRUST, P.O. BOX 55030, BOSTON, MA 02205-5030.

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR, IS LOCATED AT 466 LEXINGTON AVE., NEW YORK, NY 10017-3140. THE TRUST IS ADVISED BY CREDIT SUISSE ASSET MANAGEMENT, LLC.

THE PORTFOLIO'S INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

RETURNS INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

THE VIEWS OF THE PORTFOLIO'S MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND THE PORTFOLIO HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF JUNE 30, 2003; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

PORTFOLIO SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE.

CREDIT SUISSE TRUST -- INTERNATIONAL FOCUS PORTFOLIO
SEMIANNUAL INVESTMENT ADVISER'S REPORT
June 30, 2003

                                                                   July 22, 2003

Dear Shareholder:

   For the six months ended June 30, 2003, Credit Suisse Trust -- International Focus Portfolio (the "Portfolio") had a gain of 8.83%, versus an increase of 11.11% for the Morgan Stanley Capital International ACWI (All Country World Index) Free Ex-USA Index.(1)

   The period was ultimately a positive one for most of the world's stock markets. Markets initially fell, and were highly volatile, in the early part of the period, due largely to shifting perceptions of how a war with Iraq might proceed. Stocks began to recover in late March, however, on progress made by the U.S. and its allies. When the war came to a swift and seemingly successful end in April, a major cloud of uncertainty lifted and investors embraced risk. Optimism over a potential recovery in the U.S. economy -- and by extension, the global economy -- also supported equities. Grounds for this optimism included historically low interest rates, a significant tax-reduction package, and an upturn in leading economic indicators in Europe and non-Japan Asia.

   The Portfolio underperformed its benchmark in the period, which we attribute in part to certain non-Japan Asian holdings. Most specifically, the Portfolio's South Korean holdings lagged amid local political tensions along with worries over SARS, the highly infectious respiratory disease associated primarily with Asian countries (though these concerns eased late in the period). On the positive side, stocks that aided the Portfolio included its financial-services and health-care holdings, especially those from Europe. Good stock selection in the telecommunications sector also helped the Portfolio's return.

   We think the U.S. economy has the potential to grow in the year's second half, aided by tax relief, ongoing improvements in corporate balance sheets and a favorable liquidity backdrop. Barring a return of heightened geopolitical risk, we think these factors augur well for growth, though the magnitude of any recovery remains an uncertainty.

   In that context, we made some significant changes to the Portfolio in the second half of the period. Overall, we continued to increase its economic cyclicality. From a sector standpoint, we increased our holdings in the technology, media, and industrials areas. The common theme here in our view is (still) attractive valuations and significant potential to benefit from improving business conditions over the coming year. The majority of our new technology purchases were in Japan, Taiwan and Korea, where equity markets had lagged those of the U.S. and Europe. Our industrials purchases were also focused in the Pacific region, where we purchased an Australian airline company, whose business has been negatively impacted by the Iraqi war and SARS, but whose sizable industry share and attractive valuations provide good recovery potential. We also added some Japanese industrial holdings, given their attractive valuations and significant leverage to a global recovery.

   We reduced our holdings in the health-care, materials, financials and utilities sectors. We pared back our position in pharmaceuticals, in part due to our recent visit to Japan, which convinced us that the Japanese drug market is likely to get quite competitive soon. Because growth rates appeared overstated to us, we eliminated our exposure to Japanese pharmaceutical companies. Outside of Japan, we also reduced our positions in European drug stocks, as price targets were reached on certain portfolio holdings. We also reduced our position in metals and mining, where appreciation likewise resulted in some price targets being reached. Shares of metals stocks have generally been solid performers over the past year; demand from China has been especially strong, and increasingly well recognized by the markets.

   Overall, the strong European equity performance during the quarter, and a less robust economic outlook going forward, resulted in our making a significant reduction in our European holdings. From a benchmark perspective, we are marginally underweighted in Europe (compared with a significant overweight there three months ago). We see both better valuations and leverage to a U.S.-led economic recovery in non-Japan Asia and Japan. We increased our holdings in Japan in the quarter, and are currently (slightly) underweight. We have increased our holdings in Japanese technology names, where we have found what we feel are good relative value and a number of underappreciated situations. Several of our Japanese technology names currently trade at a discount to the local market, which has rarely been the case in Japan, or Europe or the U.S. for that matter.

   THE CREDIT SUISSE INTERNATIONAL EQUITY TEAM

Nancy Nierman                   Greg Norton-Kidd
Harry M. Jaffe                  Anne S. Budlong

   INTERNATIONAL INVESTING ENTAILS SPECIAL RISK CONSIDERATIONS, INCLUDING CURRENCY FLUCTUATIONS, LOWER LIQUIDITY, ECONOMIC AND POLITICAL RISKS, AND DIFFERENCES IN ACCOUNTING METHODS. THE PORTFOLIO'S 15 LARGEST HOLDINGS MAY ACCOUNT FOR 40% OR MORE OF THE PORTFOLIO'S ASSETS. AS A RESULT OF THIS STRATEGY, THE PORTFOLIO MAY BE SUBJECT TO GREATER VOLATILITY THAN A PORTFOLIO THAT INVESTS IN A LARGER NUMBER OF ISSUES.

   IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE PORTFOLIO'S INVESTMENTS. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE PORTFOLIO COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE PORTFOLIO HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

                   AVERAGE ANNUAL RETURNS AS OF JUNE 30, 2003

 1 YEAR           5 YEARS           SINCE INCEPTION           INCEPTION DATE
 ------           -------           ---------------           --------------
(11.45%)          (6.45%)               (0.82%)                   6/30/95

Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance includes the effect of deducting expenses, but does not included charges and expenses attributable to any particular variable contract or Plan. Accordingly, the Prospectus of the sponsoring Participating Insurance Company separate account or Plan documents or other informational materials supplied by Plan sponsors should be carefully reviewed for information on relevant charges and expenses. Excluding these charges and expenses from quotations of performance has the effect of increasing the performance quoted, and the effect of these charges should be considered when comparing performance to that of other mutual funds


----------
(1) The Morgan Stanley Capital International ACWI (All Country World Index) Free Ex-USA Index is a free float-adjusted market capitalization index that is designed to measure equity-market performance in the global developed and emerging markets, excluding the U.S. It is the exclusive property of Morgan Stanley Capital International, Inc. Investors cannot invest directly in an index.

CREDIT SUISSE TRUST -- INTERNATIONAL FOCUS PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2003 (Unaudited)

                                                                 NUMBER OF
                                                                  SHARES            VALUE
                                                              ---------------  ---------------
COMMON STOCKS (98.4%)
AUSTRALIA (4.9%)
AIRLINES (2.6%)
    Qantas Airways, Ltd.                                              981,750  $     2,153,002
                                                                               ---------------
BANKS (2.3%)
    National Australia Bank, Ltd.                                      84,400        1,896,196
                                                                               ---------------
TOTAL AUSTRALIA                                                                      4,049,198
                                                                               ---------------
BRAZIL (1.7%)
METALS & MINING (1.7%)
    Companhia Vale do Rio Doce ADR                                     23,300          691,078
    Companhia Vale do Rio Doce ADR Class A                             24,300          674,325
                                                                               ---------------
TOTAL BRAZIL                                                                         1,365,403
                                                                               ---------------
CANADA (1.8%)
DIVERSIFIED TELECOMMUNICATION SERVICES (1.8%)
    Telus Corp.                                                        85,000        1,495,750
                                                                               ---------------
TOTAL CANADA                                                                         1,495,750
                                                                               ---------------
CHINA (1.5%)
DIVERSIFIED TELECOMMUNICATION SERVICES (1.5%)
    China Telecom Corporation, Ltd. ADR*                               55,100        1,252,974
                                                                               ---------------
TOTAL CHINA                                                                          1,252,974
                                                                               ---------------
FINLAND (2.3%)
COMMUNICATIONS EQUIPMENT (1.3%)
    Nokia Oyj                                                          62,700        1,032,502
                                                                               ---------------
PAPER & FOREST PRODUCTS (1.0%)
    Stora Enso Oyj                                                     72,470          809,739
                                                                               ---------------
TOTAL FINLAND                                                                        1,842,241
                                                                               ---------------
FRANCE (13.6%)
AUTOMOBILES (1.6%)
    PSA Peugeot Citroen                                                27,900        1,355,248
                                                                               ---------------
BANKS (4.0%)
    BNP Paribas SA                                                     38,300        1,946,194
    Credit Agricole SA                                                 68,850        1,308,507
                                                                               ---------------
                                                                                     3,254,701
                                                                               ---------------
CONSTRUCTION & ENGINEERING (1.5%)
    Vinci SA                                                           18,030        1,216,404
                                                                               ---------------
DIVERSIFIED TELECOMMUNICATION SERVICES (2.1%)
    France Telecom SA*                                                 69,546        1,705,876
                                                                               ---------------
MEDIA (1.8%)
    Lagardere S.C.A                                                    33,300        1,447,385
                                                                               ---------------
PHARMACEUTICALS (1.0%)
    Aventis SA                                                         15,094          830,433
                                                                               ---------------

                 See Accompanying Notes to Financial Statements.

                                                                 NUMBER OF
                                                                  SHARES            VALUE
                                                              ---------------  ---------------
COMMON STOCKS (CONTINUED)
FRANCE (CONCLUDED)
TEXTILES & APPAREL (1.6%)
    LVMH Moet Hennessy Louis Vuitton SA.**                             26,850  $     1,331,685
                                                                               ---------------
TOTAL FRANCE                                                                        11,141,732
                                                                               ---------------
GERMANY (4.5%)
CHEMICALS (1.5%)
    BASF AG                                                            28,190        1,204,237
                                                                               ---------------
ELECTRIC UTILITIES (1.4%)
    E.ON AG                                                            23,300        1,197,890
                                                                               ---------------
MACHINERY (1.6%)
    MAN AG                                                             76,800        1,298,205
                                                                               ---------------
TOTAL GERMANY                                                                        3,700,332
                                                                               ---------------
HUNGARY (0.5%)
BANKS (0.5%)
    OTP Bank Rt.                                                       40,790          394,064
                                                                               ---------------
TOTAL HUNGARY                                                                          394,064
                                                                               ---------------
INDIA (0.5%)
IT CONSULTING & SERVICES (0.5%)
    Satyam Computer Services, Ltd ADR                                  42,280          419,840
                                                                               ---------------
TOTAL INDIA                                                                            419,840
                                                                               ---------------
IRELAND (3.1%)
BANKS (3.1%)
    Allied Irish Banks PLC                                             81,090        1,211,487
    Bank of Ireland                                                   108,580        1,310,469
                                                                               ---------------
TOTAL IRELAND                                                                        2,521,956
                                                                               ---------------
JAPAN (16.3%)
AUTOMOBILES (2.2%)
    Honda Motor Company, Ltd.                                          47,700        1,807,495
                                                                               ---------------
LEISURE EQUIPMENT & PRODUCTS (4.3%)
    Konica Corp.**                                                    163,000        1,855,682
    Nintendo Company, Ltd.                                                 20            1,454
    Yamaha Corp.                                                      118,600        1,625,780
                                                                               ---------------
                                                                                     3,482,916
                                                                               ---------------
MARINE (1.9%)
    Nippon Yusen Kabushiki Kaisha                                     397,000        1,547,333
                                                                               ---------------
OFFICE ELECTRONICS (2.0%)
    Canon, Inc.                                                        36,000        1,651,968
                                                                               ---------------
REAL ESTATE (1.0%)
    Mitsui Fudosan Company, Ltd.                                      124,000          792,072
                                                                               ---------------

                 See Accompanying Notes to Financial Statements.

                                                                 NUMBER OF
                                                                  SHARES            VALUE
                                                              ---------------  ---------------
COMMON STOCKS (CONTINUED)
JAPAN (CONCLUDED)
SPECIALTY RETAIL (1.6%)
    Yamada Denki Company, Ltd.                                         60,200  $     1,328,586
                                                                               ---------------
TRADING COMPANIES & DISTRIBUTORS (1.6%)
    Mitsubishi Corp.                                                  190,000        1,318,093
                                                                               ---------------
WIRELESS TELECOMMUNICATION SERVICES (1.7%)
    NTT DoCoMo, Inc.                                                      635        1,374,974
                                                                               ---------------
TOTAL JAPAN                                                                         13,303,437
                                                                               ---------------
MEXICO (1.6%)
WIRELESS TELECOMMUNICATION SERVICES (1.6%)
    America Movil SA de CV ADR, Series L                               68,990        1,293,563
                                                                               ---------------
TOTAL MEXICO                                                                         1,293,563
                                                                               ---------------
NETHERLANDS (7.8%)
DIVERSIFIED FINANCIALS (2.0%)
    ING Groep NV                                                       95,240        1,654,750
                                                                               ---------------
FOOD PRODUCTS (1.0%)
    Koninklijke Numico NV                                              50,988          784,598
                                                                               ---------------
MACHINERY (1.5%)
    IHC Caland NV                                                      24,832        1,267,813
                                                                               ---------------
OIL & GAS (2.0%)
    Royal Dutch Petroleum Co.                                          34,450        1,599,041
                                                                               ---------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (1.3%)
    ASML Holding NV*                                                  113,020        1,073,334
                                                                               ---------------
TOTAL NETHERLANDS                                                                    6,379,536
                                                                               ---------------
NORWAY (2.3%)
BANKS (2.3%)
    DnB Holding ASA                                                   375,910        1,853,928
                                                                               ---------------
TOTAL NORWAY                                                                         1,853,928
                                                                               ---------------
RUSSIA (2.1%)
INDUSTRIAL CONGLOMERATES (2.1%)
    YUKOS ADR                                                          31,506        1,753,309
                                                                               ---------------
TOTAL RUSSIA                                                                         1,753,309
                                                                               ---------------
SINGAPORE (1.9%)
BANKS (1.9%)
    United Overseas Bank, Ltd.                                        221,547        1,560,013
                                                                               ---------------
TOTAL SINGAPORE                                                                      1,560,013
                                                                               ---------------
SOUTH KOREA (3.9%)
DIVERSIFIED TELECOMMUNICATION SERVICES (1.6%)
    KT Corp. ADR                                                       68,600        1,352,106
                                                                               ---------------

                 See Accompanying Notes to Financial Statements.

                                                                 NUMBER OF
                                                                  SHARES            VALUE
                                                              ---------------  ---------------
COMMON STOCKS (CONTINUED)
SOUTH KOREA (CONCLUDED)
SEMICONDUCTOR EQUIPMENT & PRODUCTS (2.3%)
    Samsung Electronics Company, Ltd.                                   6,265  $     1,861,930
                                                                               ---------------
TOTAL SOUTH KOREA                                                                    3,214,036
                                                                               ---------------
SPAIN (1.8%)
ELECTRIC UTILITIES (1.8%)
    Endesa SA**                                                        87,600        1,466,681
                                                                               ---------------
TOTAL SPAIN                                                                          1,466,681
                                                                               ---------------
SWEDEN (1.5%)
MACHINERY (1.5%)
    AB SKF B Shares                                                    43,000        1,240,857
                                                                               ---------------
TOTAL SWEDEN                                                                         1,240,857
                                                                               ---------------
SWITZERLAND (5.9%)
FOOD PRODUCTS (1.8%)
    Nestle SA                                                           7,100        1,465,025
                                                                               ---------------
INSURANCE (1.5%)
    Zurich Financial Services AG                                       10,230        1,219,700
                                                                               ---------------
PHARMACEUTICALS (2.6%)
    Novartis AG                                                        54,600        2,160,541
                                                                               ---------------
TOTAL SWITZERLAND                                                                    4,845,266
                                                                               ---------------
TAIWAN (2.9%)
SEMICONDUCTOR EQUIPMENT & PRODUCTS (2.9%)
    MediaTek, Inc                                                     150,000        1,503,901
    Taiwan Semiconductor Manufacturing Company, Ltd.*                 526,000          866,281
                                                                               ---------------
TOTAL TAIWAN                                                                         2,370,182
                                                                               ---------------
UNITED KINGDOM (16.0%)
BANKS (3.1%)
    Royal Bank of Scotland Group PLC                                   90,000        2,524,727
                                                                               ---------------
BEVERAGES (2.3%)
    Diageo PLC                                                        174,750        1,865,712
                                                                               ---------------
FOOD PRODUCTS (2.6%)
    Cadbury Schweppes PLC                                             366,550        2,165,406
                                                                               ---------------
METALS & MINING (1.0%)
    Rio Tinto PLC                                                      42,040          790,844
                                                                               ---------------
OIL & GAS (2.3%)
    BG Group PLC                                                      428,430        1,898,223
                                                                               ---------------
PHARMACEUTICALS (3.0%)
    AstraZeneca PLC                                                    19,640          787,537
    GlaxoSmithKline PLC                                                84,430        1,703,908
                                                                               ---------------
                                                                                     2,491,445
                                                                               ---------------

                 See Accompanying Notes to Financial Statements.

                                                                             NUMBER OF
                                                                              SHARES            VALUE
                                                                          ---------------  ---------------
COMMON STOCKS (CONCLUDED)
UNITED KINGDOM (CONCLUDED)
WIRELESS TELECOMMUNICATION SERVICES (1.7%)
    Vodafone Group PLC                                                            711,090  $     1,390,484
                                                                                           ---------------
TOTAL UNITED KINGDOM                                                                            13,126,841
                                                                                           ---------------

TOTAL COMMON STOCKS (Cost $71,459,316)                                                          80,591,139
                                                                                           ---------------
SHORT-TERM INVESTMENTS (8.8%)
    AIM Institutional Fund - Liquid Asset Portfolio^^
    (Cost $4,922,625)                                                           4,922,625        4,922,625
                                                                                           ---------------

                                                                               PAR
                                                                              (000)
                                                                          ---------------
    State Street Bank and Trust Co. Euro Time Deposit, 1.063%, 7/01/03
    (Cost $2,252,000)                                                     $         2,252        2,252,000
                                                                                           ---------------

TOTAL INVESTMENTS AT VALUE (107.2%) (Cost $78,633,941)                                          87,765,764

LIABILITIES IN EXCESS OF OTHER ASSETS (-7.2%)                                                   (5,882,168)
                                                                                           ---------------
NET ASSETS (100.0%)                                                                        $    81,883,596
                                                                                           ===============

                            INVESTMENT ABBREVIATIONS
                        ADR = American Depository Receipt

----------
 * Non-income producing security.
** Security or portion thereof is out on loan.
^^ Represents security purchased with cash collateral received for securities on loan.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- INTERNATIONAL FOCUS PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2003 (Unaudited)

ASSETS
    Investments at value, including collateral for securities on loan of
      $4,922,625 (Cost $78,633,941) (Note 1)                                          $    87,765,764(1)
    Cash                                                                                          659
    Foreign currency at value (Cost $951,819)                                                 951,326
    Receivable for investments sold                                                           546,036
    Dividend and interest receivable                                                          268,021
    Receivable for portfolio shares sold                                                       23,272
    Prepaid expenses and other assets                                                          10,058
                                                                                      ---------------
      Total Assets                                                                         89,565,136
                                                                                      ---------------
LIABILITIES
    Advisory fee payable (Note 2)                                                              69,555
    Administrative services fee payable (Note 2)                                               15,479
    Payable upon return of securities loaned (Note 1)                                       4,922,625
    Payable for investments purchased                                                       2,527,780
    Payable for portfolio shares redeemed                                                     100,000
    Other accrued expenses payable                                                             46,101
                                                                                      ---------------
      Total Liabilities                                                                     7,681,540
                                                                                      ---------------
NET ASSETS
    Capital stock, $0.001 par value (Note 5)                                                   11,267
    Paid-in capital (Note 5)                                                              211,828,350
    Undistributed net investment income                                                     1,341,417
    Accumulated net realized loss on investments and foreign currency transactions       (140,443,434)
    Net unrealized appreciation from investments and foreign currency translations          9,145,996
                                                                                      ---------------
      Net Assets                                                                      $    81,883,596
                                                                                      ===============
    Shares outstanding                                                                     11,266,868
                                                                                      ---------------
    Net asset value, offering price, and redemption price per share                   $          7.27
                                                                                      ===============

----------
(1) Includes $4,633,550 of securities on loan.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- INTERNATIONAL FOCUS PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2003 (Unaudited)

INVESTMENT INCOME (Note 1)
    Dividends                                                                                 $     1,724,079
    Interest                                                                                           15,465
    Securities lending                                                                                  7,005
    Foreign taxes withheld                                                                           (228,714)
                                                                                              ---------------
      Total investment income                                                                       1,517,835
                                                                                              ---------------
EXPENSES
    Investment advisory fees (Note 2)                                                                 402,841
    Administrative services fees (Note 2)                                                              65,994
    Printing fees (Note 2)                                                                             27,616
    Custodian fees                                                                                     25,201
    Legal fees                                                                                         17,220
    Audit fees                                                                                         10,428
    Insurance expense                                                                                   6,447
    Interest expense                                                                                    3,163
    Transfer agent fees                                                                                 3,152
    Trustees' fees                                                                                        795
    Miscellaneous expense                                                                               2,383
                                                                                              ---------------
      Total expenses                                                                                  565,240
                                                                                              ---------------
        Net investment income                                                                         952,595
                                                                                              ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND
  FOREIGN CURRENCY RELATED ITEMS
    Net realized loss from investments                                                             (6,708,489)
    Net realized loss on foreign currency transactions                                                (37,773)
    Net change in unrealized appreciation (depreciation) from investments                          12,765,773
    Net change in unrealized appreciation (depreciation) from foreign currency translations            (5,220)
                                                                                              ---------------
    Net realized and unrealized gain from investments and foreign currency related items            6,014,291
                                                                                              ---------------
    Net increase in net assets resulting from operations                                      $     6,966,886
                                                                                              ===============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- INTERNATIONAL FOCUS PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 FOR THE SIX MONTHS
                                                                                        ENDED           FOR THE YEAR
                                                                                    JUNE 30, 2003           ENDED
                                                                                     (UNAUDITED)      DECEMBER 31, 2002
                                                                                 ------------------   -----------------
FROM OPERATIONS
  Net investment income                                                          $          952,595   $         756,218
  Net realized loss on investments and foreign
    currency transactions                                                                (6,746,262)        (30,686,897)
  Net change in unrealized appreciation (depreciation) from
    investments and foreign currency translations                                        12,760,553           5,991,103
                                                                                 ------------------   -----------------
    Net increase (decrease) in net assets resulting from operations                       6,966,886         (23,939,576)
                                                                                 ------------------   -----------------
FROM CAPITAL SHARE TRANSACTIONS (Note 5)
  Proceeds from sale of shares                                                           74,317,255         252,210,070
  Net asset value of shares redeemed                                                    (85,788,031)       (289,608,452)
                                                                                 ------------------   -----------------
    Net decrease in net assets from capital share transactions                          (11,470,776)        (37,398,382)
                                                                                 ------------------   -----------------
  Net decrease in net assets                                                             (4,503,890)        (61,337,958)

NET ASSETS
  Beginning of period                                                                    86,387,486         147,725,444
                                                                                 ------------------   -----------------
  End of period                                                                  $       81,883,596   $      86,387,486
                                                                                 ==================   =================
UNDISTRIBUTED NET INVESTMENT INCOME                                              $        1,341,417   $         388,822
                                                                                 ==================   =================

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- INTERNATIONAL FOCUS PORTFOLIO
FINANCIAL HIGHLIGHTS
(For a Share of the Portfolio Outstanding Throughout Each Period)

                                             FOR THE SIX
                                            MONTHS ENDED                           FOR THE YEAR ENDED DECEMBER 31,
                                            JUNE 30, 2003      ------------------------------------------------------------------
                                             (UNAUDITED)          2002          2001          2000         1999(1)        1998
                                            -------------      ----------    ----------    ----------    ----------    ----------
PER SHARE DATA
  Net asset value, beginning of period      $        6.68      $     8.34    $    10.73    $    16.70    $    10.99    $    10.49
                                            -------------      ----------    ----------    ----------    ----------    ----------

INVESTMENT OPERATIONS
  Net investment income                              0.09            0.06          0.05          0.10          0.08          0.08
  Net gain (loss) on investments
    and foreign currency related items
    (both realized and unrealized)                   0.50           (1.72)        (2.44)        (4.42)         5.78          0.48
                                            -------------      ----------    ----------    ----------    ----------    ----------
      Total from investment operations               0.59           (1.66)        (2.39)        (4.32)         5.86          0.56
                                            -------------      ----------    ----------    ----------    ----------    ----------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                 --              --            --         (0.08)        (0.15)        (0.05)
  Distributions from net realized gains                --              --            --         (1.56)           --         (0.01)
  Return of capital                                    --              --            --         (0.01)           --            --
                                            -------------      ----------    ----------    ----------    ----------    ----------
      Total dividends and distributions                --              --            --         (1.65)        (0.15)        (0.06)
                                            -------------      ----------    ----------    ----------    ----------    ----------
NET ASSET VALUE, END OF PERIOD              $        7.27      $     6.68    $     8.34    $    10.73    $    16.70    $    10.99
                                            =============      ==========    ==========    ==========    ==========    ==========
      Total return(2)                                8.83%         (19.90)%      (22.27)%      (25.90)%       53.43%         5.35%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)  $      81,884      $   86,387    $  147,725    $  473,249    $  610,547    $  360,124
    Ratio of expenses to average net
      asset(3)                                       1.40%(4)        1.42%         1.30%         1.31%         1.33%         1.33%
    Ratio of net investment income to
      average net assets                             2.36%(4)        0.61%         0.34%         0.57%         0.63%         0.68%
  Portfolio turnover rate                              75%            134%          166%          112%          145%          105%

----------
(1) Certain dividend and distribution amounts have been reclassified to conform to the current year presentation.

(2) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Total returns for periods less than one year are not annualized.

(3) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Portfolio's net expense ratio by .00%, .02%, .01%, and .00% for the years ended December 31, 2001, 2000, 1999, and 1998, respectively. The Portfolio's net operating expense ratio after these arrangements was 1.30%, 1.29%, 1.32%, and 1.33% for the years ended December 31, 2001, 2000, 1999, and 1998, respectively. For the six months ended June 30, 2003 and for the year ended December 31, 2002, there were no transfer agent credits.

(4)  Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- INTERNATIONAL FOCUS PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2003 (Unaudited)

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Credit Suisse Trust (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940, as amended, and currently offers nine managed investment portfolios of which one, the International Focus Portfolio (the "Portfolio"), is included in this report. The Portfolio is a diversified investment fund that seeks long-term capital appreciation. Shares of the Portfolio are not available directly to individual investors but may be offered only through (a) variable annuity contracts and variable life insurance contracts offered by separate accounts of certain insurance companies and (b) tax-qualified pension and retirement plans. The Portfolio may not be available in connection with a particular contract or plan. The Trust was organized under laws of the Commonwealth of Massachusetts as a business trust on March 15, 1995.

   A) SECURITY VALUATION -- The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The Portfolio's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees under procedures established by the Board of Trustees in the absence of readily ascertainable market values. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that this method would not represent fair value.

   B) FOREIGN CURRENCY TRANSACTIONS -- The books and records of the Portfolio are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Portfolio does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Portfolio isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

   C) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

   D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America ("GAAP").

   E) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Trust's intention to have the Portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

   F) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

   G) SHORT-TERM INVESTMENTS -- The Portfolio, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("CSAM"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pool available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Portfolio's custodian, or a money market fund advised by CSAM. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

   H) FORWARD FOREIGN CURRENCY CONTRACTS -- The Portfolio may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. The Portfolio will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. At June 30, 2003, the Portfolio had no open forward foreign currency contracts.

   I) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan including any accrued interest thereon and 105% of the market value of foreign securities on loan including any accrued interest thereon. Cash collateral received by the Portfolio in connection with securities lending activity may be invested in a variety of investments including certain CSAM-advised funds or the AIM Institutional Funds -- Liquid Asset Portfolio. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

   The market value of securities on loan to brokers and the value of collateral held by the Portfolio with respect to such loans at June 30, 2003 is as follows:

           MARKET VALUE OF                                 VALUE OF
          SECURITIES LOANED                          COLLATERAL RECEIVED
          -----------------                          -------------------
            $  4,633,550                                $  4,922,625

   Credit Suisse First Boston ("CSFB"), an affiliate of CSAM, has been engaged by the Portfolio to act as the Portfolio's securities lending agent. Prior to April 1, 2003, CSFB had agreed to charge the Portfolio fees for its securities lending activities equal to its costs in providing services as securities lending agent and had voluntarily waived such fees through March 31, 2003. Effective April 1, 2003, the Portfolio and CSFB entered into an arrangement to share the income earned from securities lending activities, whereby, generally, the Portfolio will receive 75% and CSFB will receive 25% of the income, in accordance with the provisions of the securities lending agency agreement. If CSFB should enter into a securities lending agency agreement with another comparable investment company client under which it will receive a smaller proportion of the fees, its fee agreement with the Portfolio shall be reduced to such lower fee amount.

   J) OTHER -- The Portfolio invests in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risk (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

   The Portfolio may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolio accrues such taxes when the related income or gains are earned.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

   CSAM serves as investment adviser for the Portfolio. For its investment advisory services, CSAM is entitled to receive a fee from the Portfolio at an annual rate of 1.00% of the Portfolio's average daily net assets. For the six months ended June 30, 2003, investment advisory fees earned were $402,841.

   Credit Suisse Asset Management Limited (CSAM U.K.) ("CSAM Ltd. U.K."),
Credit Suisse Asset Management Limited (CSAM Japan) ("CSAM Ltd. Japan") and Credit Suisse Asset Management Limited (CSAM Australia) ("CSAM Ltd. Australia"), each an affiliate of CSAM, are sub-investment advisers to the Portfolio. CSAM Ltd. U.K., CSAM Ltd. Japan, and CSAM Ltd. Australia's sub-investment advisory fees are paid by CSAM out of CSAM's net investment advisory fee and are not paid by the Portfolio.

   Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and SSB serve as co-administrators to the Portfolio.

   For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.10% of the Portfolio's average daily net assets. For the six months ended June 30, 2003, co-administrative services fees earned by CSAMSI were $40,284.

   For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, based upon the following fee structure calculated in total for all the Credit Suisse Funds/Portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio subject to an annual minimum fee.

           AVERAGE DAILY NET ASSETS                  ANNUAL RATE
           ------------------------                  -----------
           First $5 billion               .050% of average daily net assets
           Next $5 billion                .035% of average daily net assets
           Over $10 billion               .020% of average daily net assets

   For the six months ended June 30, 2003, co-administrative service fees earned by SSB (including out-of-pocket expenses) were $25,710.

   In addition to serving as the Portfolio's co-administrator, CSAMSI currently serves as distributor of the Portfolio's shares without compensation.

   For the six months ended June 30, 2003, CSFB received $1,751 in fees for its securities lending activities.

   Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Portfolio to provide certain financial printing and fulfillment services. For the six months ended June 30, 2003, Merrill was paid $11,554 for its services to the Portfolio.

NOTE 3. LINE OF CREDIT

   The Portfolio, together with other funds/portfolios advised by CSAM (collectively, the "Participating Funds"), participates in a $100 million committed, unsecured line of credit facility ("Credit Facility") with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent for temporary or emergency purposes. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At June 30, 2003, the Portfolio had no loans outstanding under the Credit Facility. During the six months ended June 30, 2003, the Portfolio had borrowings under the Credit Facility as follows:

     AVERAGE DAILY        WEIGHTED AVERAGE            MAXIMUM DAILY
     LOAN BALANCE          INTEREST RATE%           LOAN OUTSTANDING
     -------------        ----------------          ----------------
      $  2,367,375            1.766%                  $  4,170,000

NOTE 4. PURCHASES AND SALES OF SECURITIES

   For the six months ended June 30, 2003, purchases and sales of investment securities (excluding short-term investments) were $59,217,198 and $69,926,999, respectively.

   At June 30, 2003, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation (depreciation) from investments were: $78,633,941 $9,813,047, $(681,224) and $9,131,823, respectively.

NOTE 5. CAPITAL SHARE TRANSACTIONS

   The Portfolio is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. Transactions in capital shares of the Portfolio were as follows:

                           FOR THE SIX MONTHS ENDED      FOR THE YEAR ENDED
                           JUNE 30, 2003 (UNAUDITED)     DECEMBER 31, 2002
                           -------------------------     ------------------
  Shares sold                     11,407,265                 31,416,820
  Shares redeemed                (13,079,179)               (36,191,927)
                                 -----------                -----------
  Net decrease                    (1,671,914)                (4,775,107)
                                 ===========                ===========

   On June 30, 2003, the number of shareholders that held 5% or more of the outstanding shares of the Portfolio were as follows:

            NUMBER OF           APPROXIMATE PERCENTAGE
          SHAREHOLDERS          OF OUTSTANDING SHARES
          ------------          ----------------------
               4                        90%

   Some of the shareholders are comprised of omnibus accounts, which are held on behalf of several individual shareholders.

CREDIT SUISSE TRUST -- INTERNATIONAL FOCUS PORTFOLIO
SHAREHOLDER MEETING RESULTS (UNAUDITED)

   A special meeting of shareholders of the Credit Suisse Trust - International Focus Portfolio (the "Portfolio") was held at 466 Lexington Avenue, 16th Floor, New York, NY 10017 on April 11, 2003. The following matters were voted upon by the shareholders of the Portfolio and the results are presented below. Shares delivered not voted are included on the total for the proposals. All proposals were approved.

1. To Elect the Following Nominees as Trustees:

                                     FOR           WITHHELD
                                  ----------      ----------
           Richard H. Francis     11,521,808       847,296
           Jack W. Fritz          11,536,971       832,133
           Joseph D. Gallagher    11,542,529       826,575
           Jeffrey E. Garten      11,545,962       823,142
           Peter F. Krogh         11,525,585       843,519
           James S. Pasman, Jr.   11,532,431       836,673
           Steven N. Rappaport    11,551,586       817,518
           William W. Priest      11,549,069       820,036

           Total Eligible Shares  12,388,297
           Total Shares Voted     12,369,104
           % of Shares Voted           99.85%

2-A. To Modify the Fundamental Investment Restriction on Borrowing Money:

                                    % OF TOTAL SHARES      % OF TOTAL
                       SHARES          OUTSTANDING        SHARES VOTED
                      ---------     -----------------     ------------
        For           9,780,627           78.95%             79.07%
        Against         798,622            6.45%              6.46%
        Abstain       1,789,856           14.45%             14.47%

2-B. To Modify the Fundamental Investment Restriction on Lending:

                                    % OF TOTAL SHARES      % OF TOTAL
                       SHARES          OUTSTANDING        SHARES VOTED
                      ---------     -----------------     ------------
        For           9,788,166           79.01%             79.13%
        Against         788,757            6.37%              6.38%
        Abstain       1,792,181           14.47%             14.49%

2-C. To Modify the Fundamental Investment Restriction on Real Estate
Investments:

                                    % OF TOTAL SHARES      % OF TOTAL
                       SHARES          OUTSTANDING        SHARES VOTED
                      ---------     -----------------     ------------
        For           9,808,041           79.17%             79.29%
        Against         788,757            6.37%              6.38%
        Abstain       1,772,306           14.31%             14.33%

2-D. To Remove the Fundamental Investment Restriction on Short Sales:

                                    % OF TOTAL SHARES      % OF TOTAL
                       SHARES          OUTSTANDING        SHARES VOTED
                      ---------     -----------------     ------------
        For           9,798,921           79.10%             79.22%
        Against         790,158            6.38%              6.39%
        Abstain       1,780,026           14.37%             14.39%

2-E. To Remove the Fundamental Investment Restriction on Margin Transactions:

                                    % OF TOTAL SHARES      % OF TOTAL
                       SHARES          OUTSTANDING        SHARES VOTED
                      ---------     -----------------     ------------
        For           9,782,675           78.97%             79.09%
        Against         791,118            6.39%              6.40%
        Abstain       1,795,310           14.49%             14.51%

2-F. To Remove the Fundamental Investment Restriction on Investments in Oil, Gas and Mineral Programs:

                                    % OF TOTAL SHARES      % OF TOTAL
                       SHARES          OUTSTANDING        SHARES VOTED
                      ---------     -----------------     ------------
        For           9,797,710           79.09%             79.21%
        Against         802,720            6.48%              6.49%
        Abstain       1,768,674           14.28%             14.30%

3. To Change the Portfolio's Investment Objective from Fundamental to Non-Fundamental:

                                    % OF TOTAL SHARES      % OF TOTAL
                       SHARES          OUTSTANDING        SHARES VOTED
                      ---------     -----------------     ------------
        For           9,385,515           75.76%             75.88%
        Against       1,120,685            9.05%              9.06%
        Abstain       1,862,904           15.04%             15.06%

4-A. To Amend the Organizational Documents to Allow Involuntary Redemptions:

                                    % OF TOTAL SHARES      % OF TOTAL
                       SHARES          OUTSTANDING        SHARES VOTED
                      ---------     -----------------     ------------
        For           9,513,127           76.79%             76.91%
        Against       1,058,787            8.55%              8.56%
        Abstain       1,797,191           14.51%             14.53%

4-B. To Amend the Organizational Documents to Allow Mergers Without Shareholder
Approval:

                                    % OF TOTAL SHARES      % OF TOTAL
                       SHARES          OUTSTANDING        SHARES VOTED
                      ---------     -----------------     ------------
        For           8,913,822           71.95%             72.07%
        Against       1,700,669           13.73%             13.75%
        Abstain       1,754,613           14.16%             14.18%

CREDIT SUISSE TRUST -- INTERNATIONAL FOCUS PORTFOLIO
PRIVACY POLICY NOTICE

   We are committed to maintaining the privacy of every current and prospective customer. We recognize that you entrust important personal information to us, and we wish to assure you that we take seriously our responsibilities in protecting and safeguarding this information.

   In connection with making available investment products and services to current and potential customers, we may obtain nonpublic personal information about you. This information may include your name, address, e-mail address, social security number, account number, assets, income, financial situation, transaction history and other personal information.

   We may collect nonpublic information about you from the following sources:

   - Information we receive on applications, forms, questionnaires, web sites, agreements or in the course of establishing or maintaining a customer relationship; and

   - Information about your transactions with us, our affiliates, or others.

   We do not disclose any nonpublic personal information about our customers or former customers to anyone, except with your consent or as otherwise permitted by law. In cases where we believe that additional products and services may be of interest to you, we may share the information described above with our affiliates. We may also disclose this information to firms that perform services on our behalf. These agents and service providers are required to treat the information confidentially and use it only for the purpose for which it is provided.

   We restrict access to nonpublic personal information about you to those employees, agents or other parties who need to know that information to provide products or services to you or in connection with your investments with or through us. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

   NOTE: THIS NOTICE IS PROVIDED TO CLIENTS AND PROSPECTIVE CLIENTS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM"), CSAM CAPITAL INC., AND CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., AND SHAREHOLDERS AND PROSPECTIVE SHAREHOLDERS IN CSAM SPONSORED AND ADVISED INVESTMENT COMPANIES, INCLUDING CREDIT SUISSE FUNDS, AND OTHER CONSUMERS AND CUSTOMERS, AS APPLICABLE. THIS NOTICE IS NOT INTENDED TO BE INCORPORATED IN ANY OFFERING MATERIALS BUT IS MERELY A STATEMENT OF OUR CURRENT PRIVACY POLICY, AND MAY BE AMENDED FROM TIME TO TIME UPON NOTICE TO YOU. THIS NOTICE IS DATED AS OF MAY 20, 2003.

[CREDIT SUISSE ASSET MANAGEMENT LOGO]

P.O. BOX 55030, BOSTON, MA 02205-5030
800-222-8977 - www.csam-americas.com


CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       TRINF-3-0603

[CREDIT SUISSE ASSET MANAGEMENT LOGO]


CREDIT SUISSE FUNDS

SEMIANNUAL REPORT

JUNE 30, 2003
(UNAUDITED)


CREDIT SUISSE TRUST
- SMALL CAP GROWTH PORTFOLIO


CREDIT SUISSE TRUST (THE "TRUST") SHARES ARE NOT AVAILABLE DIRECTLY TO INDIVIDUAL INVESTORS, BUT MAY BE OFFERED ONLY THROUGH CERTAIN INSURANCE PRODUCTS AND PENSION AND RETIREMENT PLANS.

MORE COMPLETE INFORMATION ABOUT THE TRUST, INCLUDING CHARGES AND EXPENSES, IS PROVIDED IN THE PROSPECTUS, WHICH MUST PRECEDE OR ACCOMPANY THIS DOCUMENT AND WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN ADDITIONAL COPIES BY CALLING 800-222-8977 OR BY WRITING TO CREDIT SUISSE TRUST, P.O. BOX 55030, BOSTON, MA 02205-5030.

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR, IS LOCATED AT 466 LEXINGTON AVE., NEW YORK, NY 10017-3140. THE TRUST IS ADVISED BY CREDIT SUISSE ASSET MANAGEMENT, LLC.

THE PORTFOLIO'S INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

RETURNS INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

THE VIEWS OF THE PORTFOLIO'S MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND THE PORTFOLIO HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF JUNE 30, 2003; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

PORTFOLIO SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE.

CREDIT SUISSE TRUST -- SMALL CAP GROWTH PORTFOLIO
SEMIANNUAL INVESTMENT ADVISER'S REPORT
June 30, 2003

                                                                   July 22, 2003

Dear Shareholder:

   For the six months ended June 30, 2003, Credit Suisse Trust -- Small Cap Growth Portfolio (the "Portfolio") had a gain of 18.84%, versus an increase of 19.33% for the Russell 2000(R) Growth Index.(1)

   The period was ultimately a positive one for most of the world's stock markets. Markets initially fell, and were highly volatile, in the early part of the period, due largely to shifting perceptions of how a war with Iraq might proceed. Stocks began to recover in late March, however, on progress made by the U.S. and its allies. When the war came to a swift and seemingly successful end in April, a major cloud of uncertainty lifted and investors embraced risk. Optimism over a potential recovery in the U.S. economy -- and by extension, the global economy -- also supported equities. Grounds for this optimism included historically low interest rates, a significant tax-reduction package, and an upturn in leading economic indicators in Europe and non-Japan Asia.

   Against this backdrop, stocks that helped the Portfolio's return included its technology, consumer-discretionary, and producer durables holdings. Stocks that hindered the Portfolio included its materials and processing holdings. In addition, while our decision to remain overweighted in health care was a beneficial one (the sector had a solid gain in the period), our holdings collectively underperformed the health-care component of the Portfolio's benchmark.

   We think the U.S. economy has the potential to grow in the year's second half, aided by tax relief, ongoing improvements in corporate balance sheets and a favorable liquidity backdrop. Barring a return of heightened geopolitical risk, we think these factors augur well for growth, though the magnitude of any recovery remains an uncertainty. For our part, we will remain focused on companies we deem to have good business plans and healthy balance sheets.

Elizabeth B. Dater                         Sammy Oh
Co-Portfolio Manager                       Co-Portfolio Manager

   INVESTMENTS IN SMALL COMPANIES MAY BE MORE VOLATILE AND LESS LIQUID THAN INVESTMENTS IN LARGER COMPANIES.

   IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE PORTFOLIO'S INVESTMENTS. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE PORTFOLIO COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE PORTFOLIO HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

                   AVERAGE ANNUAL RETURNS AS OF JUNE 30, 2003

   1 YEAR       5 YEARS      SINCE INCEPTION       INCEPTION DATE
   ------       -------      ---------------       --------------
    0.64%       (3.21%)           4.91%              6/30/1995

Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Performance includes the effect of deducting expenses, but does not include charges and expenses attributable to any particular variable contract or Plan. Accordingly, the Prospectus of the sponsoring Participating Insurance Company separate account or Plan documents or other informational materials supplied by Plan sponsors should be carefully reviewed for information on relevant charges and expenses. Excluding these charges and expenses from quotations of performance has the effect of increasing the performance quoted, and the effect of these charges should be considered when comparing performance to that of other mutual funds.


----------
(1) The Russell 2000(R) Growth Index measures the performance of those companies in the Russell 2000(R) Index with higher price-to-book ratios and higher forecasted growth values. It is an unmanaged index of common stocks that includes reinvestment of dividends and is compiled by Frank Russell Company. Investors cannot invest directly in an index.

CREDIT SUISSE TRUST -- SMALL CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2003 (Unaudited)

                                                                 NUMBER OF
                                                                  SHARES            VALUE
                                                              ---------------  ---------------
COMMON STOCKS (95.0%)
AGRICULTURE (1.0%)
    Delta & Pine Land Co.                                             273,400  $     6,009,332
                                                                               ---------------
AIR FREIGHT & COURIERS (1.3%)
    J.B. Hunt Transport Services, Inc.*                               198,700        7,500,925
                                                                               ---------------
AUTO COMPONENTS (1.0%)
    BorgWarner, Inc.                                                   89,500        5,763,800
                                                                               ---------------
BANKS (1.9%)
    IndyMac Bancorp, Inc.                                             243,900        6,199,938
    Westamerica Bancorp.                                              113,400        4,885,272
                                                                               ---------------
                                                                                    11,085,210
                                                                               ---------------
BIOTECHNOLOGY (1.6%)
    Affymetrix, Inc.*                                                  42,300          833,733
    BioMarin Pharmaceutical, Inc.*                                    461,900        4,508,144
    Cubist Pharmaceuticals, Inc.*                                     379,100        4,041,206
                                                                               ---------------
                                                                                     9,383,083
                                                                               ---------------
CHEMICALS (0.8%)
    Airgas, Inc.                                                      258,600        4,331,550
                                                                               ---------------
COMMERCIAL SERVICES & SUPPLIES (5.4%)
    Education Management Corp.*                                       112,300        5,972,114
    Headwaters, Inc.*                                                 364,700        5,357,443
    Kroll, Inc.*                                                      356,200        9,638,772
    Moore Wallace, Inc.*                                              329,300        4,834,124
    Pegasus Solutions, Inc.*                                          315,100        5,120,375
                                                                               ---------------
                                                                                    30,922,828
                                                                               ---------------
COMMUNICATIONS EQUIPMENT (2.9%)
    Adaptec, Inc.*                                                    713,500        5,551,030
    InterDigital Communications Corp.*                                309,700        7,237,689
    Polycom, Inc.*                                                    299,800        4,155,228
                                                                               ---------------
                                                                                    16,943,947
                                                                               ---------------
COMPUTERS & PERIPHERALS (2.1%)
    Avid Technology, Inc.*                                            339,900       11,920,293
                                                                               ---------------
CONTAINERS & PACKAGING (1.5%)
    Constar International, Inc.*                                      401,300        3,045,867
    Crown Holdings, Inc.*                                             808,700        5,774,118
                                                                               ---------------
                                                                                     8,819,985
                                                                               ---------------
DIVERSIFIED FINANCIALS (2.5%)
    Affiliated Managers Group, Inc.*                                  135,000        8,228,250
    Jefferies Group, Inc.                                             121,900        6,069,401
    Raymond James Financial, Inc.                                      11,600          383,380
                                                                               ---------------
                                                                                    14,681,031
                                                                               ---------------
ENERGY EQUIPMENT & SERVICES (1.9%)
    FMC Technologies, Inc.*                                           252,300        5,310,915
    Newpark Resources, Inc.*                                        1,044,600        5,724,408
                                                                               ---------------
                                                                                    11,035,323
                                                                               ---------------

                 See Accompanying Notes to Financial Statements.

                                                                 NUMBER OF
                                                                  SHARES            VALUE
                                                              ---------------  ---------------
COMMON STOCKS (CONTINUED)
FOOD & DRUG RETAILING (0.9%)
    Performance Food Group Co.*                                       146,100  $     5,405,700
                                                                               ---------------
FOOD PRODUCTS (0.7%)
    Hain Celestial Group, Inc.*                                       237,200        3,792,828
                                                                               ---------------
HEALTHCARE EQUIPMENT & SUPPLIES (3.5%)
    Fisher Scientific International, Inc.*                            150,500        5,252,450
    SonoSite, Inc.*                                                   271,500        5,416,425
    Therasense, Inc.*                                                 409,300        4,093,000
    Wilson Greatbatch Technologies, Inc.*                             143,400        5,176,740
                                                                               ---------------
                                                                                    19,938,615
                                                                               ---------------
HEALTHCARE PROVIDERS & SERVICES (10.7%)
    Accredo Health, Inc.*                                             492,400       10,734,320
    AdvancePCS*                                                       160,000        6,116,800
    Apria Healthcare Group, Inc.*                                     218,700        5,441,256
    Community Health Systems, Inc.*                                   359,300        6,930,897
    Coventry Health Care, Inc.*                                       236,200       10,902,992
    LifePoint Hospitals, Inc.*                                        474,700        9,940,218
    Mid Atlantic Medical Services, Inc.*                              227,300       11,887,790
                                                                               ---------------
                                                                                    61,954,273
                                                                               ---------------
HOTELS, RESTAURANTS & LEISURE (2.1%)
    Jack in the Box, Inc.*                                            272,100        6,067,830
    Penn National Gaming, Inc.*                                       292,100        6,002,655
                                                                               ---------------
                                                                                    12,070,485
                                                                               ---------------
INSURANCE (2.1%)
    HCC Insurance Holdings, Inc.                                      257,600        7,617,232
    U.S.I. Holdings Corp.*                                            391,000        4,598,160
                                                                               ---------------
                                                                                    12,215,392
                                                                               ---------------
INTERNET & CATALOG RETAIL (1.4%)
    ValueVision Media, Inc. Class A*                                  572,200        7,799,086
                                                                               ---------------
INTERNET SOFTWARE & SERVICES (5.7%)
    Ask Jeeves, Inc.*                                                 359,500        4,943,125
    Chordiant Software, Inc.*                                         738,300        1,373,238
    DoubleClick, Inc.*                                                824,600        7,627,550
    MatrixOne, Inc.*                                                1,239,500        7,114,730
    Openwave Systems, Inc.*                                         2,107,300        4,109,235
    RealNetworks, Inc.*                                               494,200        3,350,676
    webMethods, Inc.*                                                 540,600        4,395,078
                                                                               ---------------
                                                                                    32,913,632
                                                                               ---------------
IT CONSULTING & SERVICES (2.0%)
    CACI International, Inc. Class A*                                 146,900        5,038,670
    Titan Corp.*                                                      643,100        6,617,499
                                                                               ---------------
                                                                                    11,656,169
                                                                               ---------------

                 See Accompanying Notes to Financial Statements.

                                                                 NUMBER OF
                                                                  SHARES            VALUE
                                                              ---------------  ---------------
COMMON STOCKS (CONTINUED)
MEDIA (6.5%)
    Cumulus Media, Inc. Class A*                                      463,700  $     8,777,841
    Emmis Communications Corp. Class A*                               443,500       10,178,325
    Entercom Communications Corp.*                                    107,300        5,258,773
    Getty Images, Inc.*                                               183,900        7,595,070
    Scholastic Corp.*                                                 191,400        5,699,892
                                                                               ---------------
                                                                                    37,509,901
                                                                               ---------------
MULTILINE RETAIL (1.0%)
    BJ's Wholesale Club, Inc.*                                        386,200        5,816,172
                                                                               ---------------
OIL & GAS (3.4%)
    Remington Oil & Gas Corp.*                                        255,300        4,692,414
    Spinnaker Exploration Co.*                                        216,800        5,680,160
    Stone Energy Corp.*                                               220,500        9,243,360
                                                                               ---------------
                                                                                    19,615,934
                                                                               ---------------
PHARMACEUTICALS (4.9%)
    Inspire Phamaceuticals, Inc.*                                     279,000        3,013,200
    K-V Pharmaceutical Co. Class A*                                   166,100        4,617,580
    Medicis Pharmaceutical Corp. Class A                              212,800       12,065,760
    Sepracor, Inc.*                                                   487,100        8,782,413
                                                                               ---------------
                                                                                    28,478,953
                                                                               ---------------
ROAD & RAIL (1.0%)
    Swift Transportation Company, Inc.*                               302,100        5,625,102
                                                                               ---------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (7.9%)
    Actel Corp.*                                                      256,400        5,256,200
    Brooks Automation, Inc.*                                          537,907        6,099,865
    Cymer, Inc.*                                                      239,100        7,545,996
    Integrated Circuit Systems, Inc.*                                 153,500        4,824,505
    Lam Research Corp.*                                               357,700        6,513,717
    Semtech Corp.*                                                    493,000        7,020,320
    Silicon Image, Inc.*                                              271,000        1,512,180
    Varian Semiconductor Equipment Associates, Inc.*                  220,700        6,568,032
                                                                               ---------------
                                                                                    45,340,815
                                                                               ---------------
SOFTWARE (8.8%)
    Agile Software Corp.*                                             604,000        5,828,600
    Documentum, Inc.*                                                 413,220        8,128,037
    Hyperion Solutions Corp.*                                         142,700        4,817,552
    Informatica Corp.*                                                714,100        4,934,431
    Legato Systems, Inc.*                                             710,400        5,960,256
    Manugistics Group, Inc.*                                          797,700        3,278,547
    QRS Corp.*                                                        206,750        1,095,775
    Radiant Systems, Inc.*                                            733,950        4,946,823
    Take-Two Interactive Software, Inc.*                              287,900        8,159,086
    Verisity, Ltd.*                                                   303,700        3,626,178
                                                                               ---------------
                                                                                    50,775,285
                                                                               ---------------

                 See Accompanying Notes to Financial Statements.

                                                                 NUMBER OF
                                                                  SHARES            VALUE
                                                              ---------------  ---------------
COMMON STOCKS (CONCLUDED)
SPECIALTY RETAIL (6.8%)
    AnnTaylor Stores Corp.*                                           244,900  $     7,089,855
    Cost Plus, Inc.*                                                  101,000        3,601,660
    Guitar Center, Inc.*                                              179,300        5,199,700
    Gymboree Corp.*                                                   299,700        5,028,966
    Hot Topic, Inc.*                                                  206,550        5,558,261
    Linens 'n Things, Inc.*                                           318,400        7,517,424
    Movie Gallery, Inc.*                                              278,600        5,140,170
                                                                               ---------------
                                                                                    39,136,036
                                                                               ---------------
TEXTILES & APPAREL (0.8%)
    Tommy Hilfiger Corp.*                                             475,200        4,390,848
                                                                               ---------------
TRADING COMPANIES & DISTRIBUTORS (0.9%)
    MSC Industrial Direct Company, Inc. Class A*                      286,500        5,128,350
                                                                               ---------------

TOTAL COMMON STOCKS (Cost $525,820,792)                                            547,960,883
                                                                               ---------------

PREFERRED STOCK (0.0%)**
INTERNET SOFTWARE & SERVICES (0.0%)
    Planetweb, Inc.*,++
    (Cost $3,944,440)                                                 726,200           50,834
                                                                               ---------------
WARRANTS (0.0%)**
    Electronic Equipment & Instruments (0.0%)
    APW, Ltd., expires 7/31/09*,^,+
    (Cost $0)                                                             360                0
                                                                               ---------------

                                                                   PAR
                                                                  (000)
                                                              ---------------
SHORT-TERM INVESTMENT (5.2%)
    State Street Bank and Trust Co. Euro Time Deposit,
    1.063%, 7/01/03
    (Cost $29,841,000)                                        $        29,841       29,841,000
                                                                               ---------------

TOTAL INVESTMENTS AT VALUE (100.2%) (Cost $559,606,232)                            577,852,717

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.2%)                                       (1,373,390)
                                                                               ---------------

NET ASSETS (100.0%)                                                            $   576,479,327
                                                                               ===============

----------
 * Non-income producing security.
** This represents less than 0.0% of net assets.
 ^ Not readily marketable security; security is valued at fair value as determined in good faith by the Board of Trustees.
++ Restricted security, not readily marketable; security is valued at fair value as determined in good faith by the Board of Trustees.
 + Company filed for bankruptcy 9/12/02.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- SMALL CAP GROWTH PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2003 (Unaudited)

ASSETS
    Investments at value (Cost $559,606,232) (Note 1)                             $   577,852,717
    Cash                                                                                      126
    Receivable for investments sold                                                     3,727,330
    Receivable for portfolio shares sold                                                  125,780
    Dividend and interest receivable                                                       28,265
    Prepaid expenses                                                                        6,269
                                                                                  ---------------
      Total Assets                                                                    581,740,487
                                                                                  ---------------
LIABILITIES
    Advisory fee payable (Note 2)                                                         434,725
    Administrative services fee payable (Note 2)                                          105,579
    Payable for investments purchased                                                   3,430,095
    Payable for portfolio shares redeemed                                               1,144,825
    Other accrued expenses payable                                                        145,936
                                                                                  ---------------
      Total Liabilities                                                                 5,261,160
                                                                                  ---------------
NET ASSETS
    Capital stock, $0.001 par value (Note 6)                                               52,210
    Paid-in capital (Note 6)                                                          895,811,917
    Accumulated net investment loss                                                    (2,462,537)
    Accumulated net realized loss on investments                                     (335,168,748)
    Net unrealized appreciation from investments                                       18,246,485
                                                                                  ---------------
      Net Assets                                                                  $   576,479,327
                                                                                  ===============
    Shares outstanding                                                                 52,209,580
                                                                                  ---------------
    Net asset value, offering price, and redemption price per share               $         11.04
                                                                                  ===============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- SMALL CAP GROWTH PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2003 (Unaudited)

INVESTMENT INCOME (Note 1)
    Dividends                                                                     $       276,460
    Interest                                                                              128,930
                                                                                  ---------------
      Total investment income                                                             405,390
                                                                                  ---------------
EXPENSES
    Investment advisory fees (Note 2)                                                   2,273,306
    Administrative services fees (Note 2)                                                 407,836
    Printing fees (Note 2)                                                                 87,058
    Custodian fees                                                                         24,755
    Audit fees                                                                             19,304
    Legal fees                                                                             17,335
    Insurance expense                                                                      14,671
    Transfer agent fees                                                                    11,200
    Interest expense                                                                        8,153
    Trustees' fees                                                                            804
    Miscellaneous expense                                                                   3,505
                                                                                  ---------------
      Net expenses                                                                      2,867,927
                                                                                  ---------------
        Net investment loss                                                            (2,462,537)
                                                                                  ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
    Net realized loss from investments                                                (56,575,534)
    Net change in unrealized appreciation (depreciation) from investments             149,314,621
                                                                                  ---------------
    Net realized and unrealized gain from investments                                  92,739,087
                                                                                  ---------------
    Net increase in net assets resulting from operations                          $    90,276,550
                                                                                  ===============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- SMALL CAP GROWTH PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 FOR THE SIX MONTHS
                                                                                        ENDED           FOR THE YEAR
                                                                                    JUNE 30, 2003           ENDED
                                                                                     (UNAUDITED)      DECEMBER 31, 2002
                                                                                 ------------------   -----------------
FROM OPERATIONS
  Net investment loss                                                            $       (2,462,537)  $      (6,137,171)
  Net realized loss on investments                                                      (56,575,534)        (93,216,515)
  Net change in unrealized appreciation (depreciation) from investments                 149,314,621        (185,741,706)
                                                                                 ------------------   -----------------
    Net increase (decrease) in net assets resulting from operations                      90,276,550        (285,095,392)
                                                                                 ------------------   -----------------
FROM CAPITAL SHARE TRANSACTIONS (Note 6)
  Proceeds from sale of shares                                                           45,644,543         112,470,536
  Net asset value of shares redeemed                                                    (61,054,844)       (190,580,987)
                                                                                 ------------------   -----------------
    Net decrease in net assets from capital share transactions                          (15,410,301)        (78,110,451)
                                                                                 ------------------   -----------------
  Net increase (decrease) in net assets                                                  74,866,249        (363,205,843)

NET ASSETS
  Beginning of period                                                                   501,613,078         864,818,921
                                                                                 ------------------   -----------------
  End of period                                                                  $      576,479,327   $     501,613,078
                                                                                 ==================   =================
ACCUMULATED NET INVESTMENT LOSS                                                  $       (2,462,537)  $              --
                                                                                 ==================   =================

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- SMALL CAP GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS
(For a Share of the Portfolio Outstanding Throughout Each Period)

                                          FOR THE SIX
                                         MONTHS ENDED                          FOR THE YEAR ENDED DECEMBER 31,
                                         JUNE 30, 2003     -----------------------------------------------------------------------
                                          (UNAUDITED)          2002           2001         2000(1)         1999           1998
                                         -------------     -----------    -----------    -----------    -----------    -----------
PER SHARE DATA
  Net asset value, beginning of period    $      9.29      $     14.01    $     16.68    $     26.20    $     16.01    $     16.48
                                          -----------      -----------    -----------    -----------    -----------    -----------

INVESTMENT OPERATIONS
  Net investment loss                           (0.05)           (0.11)         (0.10)         (0.15)         (0.12)         (0.06)
  Net gain (loss) on investments
    (both realized and unrealized)               1.80            (4.61)         (2.57)         (4.60)         11.07          (0.41)
                                          -----------      -----------    -----------    -----------    -----------    -----------
      Total from investment operations           1.75            (4.72)         (2.67)         (4.75)         10.95          (0.47)
                                          -----------      -----------    -----------    -----------    -----------    -----------
LESS DISTRIBUTIONS
  Distributions from net realized gains            --               --             --          (4.77)         (0.76)            --
                                          -----------      -----------    -----------    -----------    -----------    -----------
      Total distributions                          --               --             --          (4.77)         (0.76)            --
                                          -----------      -----------    -----------    -----------    -----------    -----------
NET ASSET VALUE, END OF PERIOD            $     11.04      $      9.29    $     14.01    $     16.68    $     26.20    $     16.01
                                          ===========      ===========    ===========    ===========    ===========    ===========
      Total return(2)                           18.84%          (33.69)%       (16.01)%       (18.11)%        69.08%         (2.85)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period
    (000s omitted)                        $   576,479      $   501,613    $   864,819    $ 1,101,182    $ 1,272,542    $   734,902
    Ratio of expenses to average
      net assets(3)                              1.14%(4)         1.14%          1.12%          1.13%          1.15%          1.14%
    Ratio of net investment loss to
      average net assets                        (0.97)%(4)       (0.94)%        (0.73)%        (0.57)%        (0.72)%        (0.51)%
  Portfolio turnover rate                          33%              69%            91%            85%           122%            66%

----------
(1) Certain distribution amounts have been reclassified to conform to the current year presentation.

(2) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Total returns for periods less than one year are not annualized.

(3) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Portfolio's net expense ratio by .00%, .02%, .01%, and .00% for the years ended December 31, 2001, 2000, 1999, and 1998, respectively. The Portfolio's net operating expense ratio after reflecting these arrangements were 1.12%, 1.11%, 1.14%, and 1.14% for the years ended December 31, 2001, 2000, 1999, and 1998, respectively. For the six months ended June 30, 2003 and the year ended December 31, 2002 there were no transfer agent credits.

(4)  Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- SMALL CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2003 (Unaudited)

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Credit Suisse Trust (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and currently offers nine managed investment portfolios of which one, the Small Cap Growth Portfolio (the "Portfolio"), is included in this report. The Portfolio is a non-diversified investment fund that seeks capital growth. Shares of the Portfolio are not available directly to individual investors but may be offered only through (a) variable annuity contracts and variable life insurance contracts offered by separate accounts of certain insurance companies and (b) tax-qualified pension and retirement plans. The Portfolio may not be available in connection with a particular contract or plan. The Trust was organized under laws of the Commonwealth of Massachusetts as a business trust on March 15, 1995.

   A) SECURITY VALUATION -- The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The Portfolio's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees under procedures established by the Board of Trustees in the absence of readily ascertainable market values. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that this method would not represent fair value.

   B) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

   C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America ("GAAP").

   D) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Trust's intention to have the Portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

   E) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

   F) SHORT-TERM INVESTMENTS -- The Portfolio, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("CSAM") an indirect, wholly-owned subsidiary of Credit Suisse Group, pool available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Portfolio's custodian, or a money market fund advised by CSAM. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

   G) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan including any accrued interest thereon and 105% of the market value of foreign securities on loan including any accrued interest thereon. Cash collateral received by the Portfolio in connection with securities lending activity may be invested in a variety of investments including certain CSAM-advised funds or the AIM Institutional Funds -- Liquid Asset Portfolio. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Portfolio had no securities out on loan during the six months ended June 30, 2003.

   Credit Suisse First Boston ("CSFB"), an affiliate of CSAM, has been engaged by the Portfolio to act as the Portfolio's securities lending agent. Prior to April 1, 2003, CSFB had agreed to charge the Portfolio fees for its securities lending activities equal to its costs in providing services as securities lending agent and had voluntarily waived such fees through March 31, 2003. Effective April 1, 2003, the Portfolio and CSFB entered into an arrangement to share the income earned from securities lending activities, whereby, generally, the Portfolio will receive 75% and CSFB will receive 25% of the income, in accordance with the provisions of the securities lending agency agreement. If CSFB should enter into a securities lending agency agreement with another comparable investment company client under which it will receive a smaller proportion of the fees, its fee agreement with the Portfolio shall be reduced to such lower fee amount.

   H) OTHER -- The Portfolio may invest up to 15% of its net assets in restricted and other illiquid traded securities. Non-publicly traded securities may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from such sales could differ from the price originally paid by the Portfolio or the current carrying values, and the difference could be material.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

   CSAM serves as investment adviser for the Portfolio. For its investment advisory services, CSAM is entitled to receive a fee from the Portfolio at an annual rate of 0.90% of the Portfolio's average daily net assets. For the six months ended June 30, 2003, investment advisory fees earned were $2,273,306.

   Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and SSB serve as co-administrators to the Portfolio.

   For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.10% of the Portfolio's average daily net assets. For the six months ended June 30, 2003, co-administrative services fees earned by CSAMSI were $252,590.

   For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, based upon the following fee structure calculated in total for all the Credit Suisse Funds/Portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio subject to an annual minimum fee.

         AVERAGE DAILY NET ASSETS                  ANNUAL RATE
         ------------------------                  -----------
         First $5 billion                .050% of average daily net assets
         Next $5 billion                 .035% of average daily net assets
         Over $10 billion                .020% of average daily net assets

   For the six months ended June 30, 2003, co-administrative service fees earned by SSB (including out-of-pocket expenses) were $155,246.

   In addition to serving as the Portfolio's co-administrator, CSAMSI currently serves as distributor of the Portfolio's shares without compensation.

   Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Portfolio to provide certain financial printing and fulfillment services. For the six months ended June 30, 2003, Merrill was paid $13,945 for its services to the Portfolio.

NOTE 3. LINE OF CREDIT

   The Portfolio, together with other funds/portfolios advised by CSAM (collectively, the "Participating Funds"), participates in a $100 million committed, unsecured line of credit facility ("Credit Facility") with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent for temporary or emergency purposes. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. During the six months ended June 30, 2003, the Portfolio had no borrowings under the Credit Facility.

NOTE 4. PURCHASES AND SALES OF SECURITIES

   For the six months ended June 30, 2003, purchases and sales of investment securities (excluding short-term investments) were $163,841,339 and $184,227,614, respectively.

   At June 30, 2003, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation (depreciation) from investments were: $559,606,232, $103,162,820, $(84,916,335) and $18,246,485, respectively.

NOTE 5. RESTRICTED SECURITIES

   Certain of the Portfolio's investments are restricted as to resale and are valued at fair value as determined in good faith by the Board of Trustees under procedures established by the Board of Trustees in the absence of readily ascertainable market values. The table below shows the number of shares held, the acquisition date, aggregate cost, fair value as of June 30, 2003, value per share of such security, and percentage of net assets which the security represents.

                                            NUMBER                                       VALUE
                                              OF    ACQUISITION                FAIR       PER       PERCENTAGE
     SECURITY DESCRIPTION  SECURITY TYPE    SHARES     DATE         COST       VALUE     SHARE    OF NET ASSETS
     --------------------  ---------------  ------  -----------  -----------  --------   -----    -------------
     Planetweb, Inc.       Preferred Stock  726,200   9/08/00    $ 3,944,440  $ 50,834   $ 0.07       0.01%

NOTE 6. CAPITAL SHARE TRANSACTIONS

   The Portfolio is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. Transactions in capital shares of the Portfolio were as follows:

                               FOR THE SIX MONTHS ENDED     FOR THE YEAR ENDED
                               JUNE 30, 2003 (UNAUDITED)    DECEMBER 31, 2002
                               -------------------------    -----------------
  Shares sold                          4,609,227                9,823,734
  Shares redeemed                     (6,387,189)             (17,552,678)
                                      ----------              -----------
  Net decrease                        (1,777,962)              (7,728,944)
                                      ==========              ===========

   On June 30, 2003, the number of shareholders that held 5% or more of the outstanding shares of the Portfolio were as follows:

                  NUMBER OF                       APPROXIMATE PERCENTAGE
                SHAREHOLDERS                       OF OUTSTANDING SHARES
                ------------                      ----------------------
                     3                                      84%

   Some of the shareholders are comprised of omnibus accounts, which are held on behalf of several individual shareholders.

CREDIT SUISSE TRUST -- SMALL CAP GROWTH PORTFOLIO
SHAREHOLDER MEETING RESULTS (UNAUDITED)

   A special meeting of shareholders of the Credit Suisse Trust -- Small Cap Growth Portfolio (the "Portfolio") was held at 466 Lexington Avenue, 16th Floor, New York, NY 10017 on April 11, 2003. The following matters were voted upon by the shareholders of the Portfolio and the results are presented below. Shares delivered not voted are included on the total for the proposals. All proposals were approved.

1. To Elect the Following Nominees as Trustees:

                                      FOR         WITHHELD
                                   ----------    ---------
           Richard H. Francis      48,943,274    3,020,684
           Jack W. Fritz           48,919,099    3,044,858
           Joseph D. Gallagher     48,998,733    2,965,225
           Jeffrey E. Garten       49,004,522    2,959,436
           Peter F. Krogh          49,013,171    2,950,787
           James S. Pasman, Jr.    48,886,669    3,077,289
           Steven N. Rappaport     49,019,333    2,944,625
           William W. Priest       48,993,446    2,970,512

           Total Eligible Shares   52,977,109
           Total Shares Voted      51,963,958
           % of Shares Voted            98.09%

2-A. To Modify the Fundamental Investment Restriction on Borrowing Money:

                                    % OF TOTAL SHARES      % OF TOTAL
                       SHARES          OUTSTANDING        SHARES VOTED
                     ----------     -----------------     ------------
        For          41,121,801           77.62%             79.14%
        Against       3,430,250            6.48%              6.60%
        Abstain       7,411,906           13.99%             14.26%

2-B. To Modify the Fundamental Investment Restriction on Lending:

                                    % OF TOTAL SHARES      % OF TOTAL
                       SHARES          OUTSTANDING        SHARES VOTED
                     ----------     -----------------     ------------
        For          41,171,761           77.72%             79.23%
        Against       3,409,994            6.44%              6.56%
        Abstain       7,382,202           13.94%             14.21%

2-C. To Modify the Fundamental Investment Restriction on Real Estate
Investments:

                                    % OF TOTAL SHARES      % OF TOTAL
                       SHARES          OUTSTANDING        SHARES VOTED
                     ----------     -----------------     ------------
        For          41,188,754           77.75%             79.27%
        Against       3,383,893            6.39%              6.51%
        Abstain       7,391,310           13.95%             14.22%

2-D. To Modify the Fundamental Investment Restriction on Short Sales:

                                    % OF TOTAL SHARES      % OF TOTAL
                       SHARES          OUTSTANDING        SHARES VOTED
                     ----------     -----------------     ------------
        For          41,124,811           77.63%             79.14%
        Against       3,420,075            6.46%              6.58%
        Abstain       7,419,072           14.01%             14.28%

2-E. To Remove the Fundamental Investment Restriction on Margin Transactions:

                                    % OF TOTAL SHARES      % OF TOTAL
                       SHARES          OUTSTANDING        SHARES VOTED
                     ----------     -----------------     ------------
        For          41,064,026           77.51%             79.02%
        Against       3,479,492            6.57%              6.70%
        Abstain       7,420,439           14.01%             14.28%

2-F. To Remove the Fundamental Investment Restriction on Investments in Oil, Gas and Mineral Programs:

                                    % OF TOTAL SHARES      % OF TOTAL
                       SHARES          OUTSTANDING        SHARES VOTED
                     ----------     -----------------     ------------
        For          41,150,142           77.68%             79.19%
        Against       3,375,204            6.37%              6.50%
        Abstain       7,438,612           14.04%             14.31%

3. To Change the Portfolio's Investment Objective from Fundamental to Non-Fundamental:

                                    % OF TOTAL SHARES      % OF TOTAL
                       SHARES          OUTSTANDING        SHARES VOTED
                     ----------     -----------------     ------------
        For          39,068,081           73.75%             75.18%
        Against       5,038,905            9.51%              9.70%
        Abstain       7,856,971           14.83%             15.12%

4-A. To Amend the Organizational Documents to Allow Involuntary Redemptions:

                                    % OF TOTAL SHARES      % OF TOTAL
                       SHARES          OUTSTANDING        SHARES VOTED
                     ----------     -----------------     ------------
        For          38,960,125           73.54%             74.97%
        Against       5,267,687            9.94%             10.14%
        Abstain       7,736,146           14.60%             14.89%

4-B. To Amend the Organizational Documents to Allow Mergers Without Shareholder
Approval:

                                    % OF TOTAL SHARES      % OF TOTAL
                       SHARES          OUTSTANDING        SHARES VOTED
                     ----------     -----------------     ------------
        For          36,552,376           69.00%             70.34%
        Against       8,259,807           15.59%             15.90%
        Abstain       7,151,775           13.50%             13.76%

CREDIT SUISSE TRUST -- SMALL CAP GROWTH PORTFOLIO
PRIVACY POLICY NOTICE

   We are committed to maintaining the privacy of every current and prospective customer. We recognize that you entrust important personal information to us, and we wish to assure you that we take seriously our responsibilities in protecting and safeguarding this information.

   In connection with making available investment products and services to current and potential customers, we may obtain nonpublic personal information about you. This information may include your name, address, e-mail address, social security number, account number, assets, income, financial situation, transaction history and other personal information.

   We may collect nonpublic information about you from the following sources:

   - Information we receive on applications, forms, questionnaires, web sites, agreements or in the course of establishing or maintaining a customer relationship; and

   - Information about your transactions with us, our affiliates, or others.

   We do not disclose any nonpublic personal information about our customers or former customers to anyone, except with your consent or as otherwise permitted by law. In cases where we believe that additional products and services may be of interest to you, we may share the information described above with our affiliates. We may also disclose this information to firms that perform services on our behalf. These agents and service providers are required to treat the information confidentially and use it only for the purpose for which it is provided.

   We restrict access to nonpublic personal information about you to those employees, agents or other parties who need to know that information to provide products or services to you or in connection with your investments with or through us. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

   NOTE: THIS NOTICE IS PROVIDED TO CLIENTS AND PROSPECTIVE CLIENTS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM"), CSAM CAPITAL INC., AND CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., AND SHAREHOLDERS AND PROSPECTIVE SHAREHOLDERS IN CSAM SPONSORED AND ADVISED INVESTMENT COMPANIES, INCLUDING CREDIT SUISSE FUNDS, AND OTHER CONSUMERS AND CUSTOMERS, AS APPLICABLE. THIS NOTICE IS NOT INTENDED TO BE INCORPORATED IN ANY OFFERING MATERIALS BUT IS MERELY A STATEMENT OF OUR CURRENT PRIVACY POLICY, AND MAY BE AMENDED FROM TIME TO TIME UPON NOTICE TO YOU. THIS NOTICE IS DATED AS OF MAY 20, 2003.

[CREDIT SUISSE ASSET MANAGEMENT LOGO]

P.O. BOX 55030, BOSTON, MA 02205-5030
800-222-8977 - www.csam-americas.com

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       TRSCG-3-0603

[CREDIT SUISSE ASSET MANAGEMENT LOGO]


CREDIT SUISSE FUNDS

SEMIANNUAL REPORT

JUNE 30, 2003
(UNAUDITED)


CREDIT SUISSE TRUST
- EMERGING GROWTH PORTFOLIO


CREDIT SUISSE TRUST (THE "TRUST") SHARES ARE NOT AVAILABLE DIRECTLY TO INDIVIDUAL INVESTORS, BUT MAY BE OFFERED ONLY THROUGH CERTAIN INSURANCE PRODUCTS AND PENSION AND RETIREMENT PLANS.

MORE COMPLETE INFORMATION ABOUT THE TRUST, INCLUDING CHARGES AND EXPENSES, IS PROVIDED IN THE PROSPECTUS, WHICH MUST PRECEDE OR ACCOMPANY THIS DOCUMENT AND WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN ADDITIONAL COPIES BY CALLING 800-222-8977 OR BY WRITING TO CREDIT SUISSE TRUST, P.O. BOX 55030, BOSTON, MA 02205-5030.

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR, IS LOCATED AT 466 LEXINGTON AVE., NEW YORK, NY 10017-3140. THE TRUST IS ADVISED BY CREDIT SUISSE ASSET MANAGEMENT, LLC.

THE PORTFOLIO'S INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

RETURNS INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

THE VIEWS OF THE PORTFOLIO'S MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND THE PORTFOLIO HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF JUNE 30, 2003, THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

PORTFOLIO SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE.

CREDIT SUISSE TRUST -- EMERGING GROWTH PORTFOLIO
SEMIANNUAL INVESTMENT ADVISER'S REPORT
June 30, 2003

                                                                   July 22, 2003

Dear Shareholder:

   For the six months ended June 30, 2003, Credit Suisse Trust -- Emerging Growth Portfolio(1) (the "Portfolio") had a gain of 20.00%, versus increases of 18.79% for the Russell 2500(TM) Growth Index(2) and 18.76% for the Russell Midcap(R) Growth Index.(3)

   The period was ultimately a positive one for most of the world's stock markets. Markets initially fell, and were highly volatile, in the early part of the period, due largely to shifting perceptions of how a war with Iraq might proceed. Stocks began to recover in late March, however, on progress made by the U.S. and its allies. When the war came to a swift and seemingly successful end in April, a major cloud of uncertainty lifted and investors embraced risk. Optimism over a potential recovery in the U.S. economy -- and by extension, the global economy -- also supported equities. Grounds for this optimism included historically low interest rates, a significant tax-reduction package, and an upturn in leading economic indicators in Europe and non-Japan Asia.

   The Portfolio outperformed its benchmarks for the period, aided by good showings from its consumer-discretionary and health-care holdings. The Portfolio's financial-services stocks also helped its return, as we focused on non-bank companies that benefited more from the upturn in market performance and trading volume.

   We made few noteworthy changes to the Portfolio in terms of sector allocation. We remained roughly neutrally weighted in the technology sector, with a bias toward software companies. One subsector weighting that we are monitoring closely is the Internet space. We have a small allocation invested in a select group of companies, those we deem to have compelling business plans, solid balance sheets and positive earnings from trends such as "pay for search" services. The continued growth in broadband access (aided by declining costs) has also been supporting the group.

   Within health care, where we were modestly overweighted, we maintained a bias toward hospitals and other service companies. While we have seen some near-term disappointments here recently, we think that innovation and long-term demographic trends stand to benefit service companies in general and specific stocks in particular.

   Elsewhere of note, we were roughly neutrally weighted in the consumer-discretionary sector. Our holdings here continued to include media names, though we may reduce our exposure to radio companies if the economy disappoints. We also held several specialty retailers that we think have good economic leverage and the potential for stock-multiple expansion.

   We think the U.S. economy has the potential to grow in the year's second half, aided by tax relief, ongoing improvements in corporate balance sheets and a favorable liquidity backdrop. Barring a return of heightened geopolitical risk, we think these factors augur well for growth, though the magnitude of any recovery remains an uncertainty. For our part, we will remain focused on companies we deem to have good business plans and healthy balance sheets.

The Credit Suisse Small/Mid-Cap Team

Elizabeth B. Dater
Roger M. Harris
Sammy Oh
Robert S. Janis

   INVESTING IN EMERGING-GROWTH COMPANIES ENTAILS SPECIAL RISK CONSIDERATIONS, SUCH AS INVESTING IN THE SECURITIES OF START-UP COMPANIES OR COMPANIES INVOLVED IN "SPECIAL SITUATIONS."

   IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE PORTFOLIO'S INVESTMENTS. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE PORTFOLIO COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE PORTFOLIO HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

                  AVERAGE ANNUAL RETURNS AS OF JUNE 30, 2003(1)

                 1 YEAR           SINCE INCEPTION      INCEPTION DATE
                 ------           ---------------      --------------
                  1.90%               (2.13%)              9/13/99

Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Performance includes the effect of deducting expenses, but does not include charges and expenses attributable to any particular variable contract or Plan. Accordingly, the Prospectus of the sponsoring Participating Insurance Company separate account or Plan documents or other informational materials supplied by Plan sponsors should be carefully reviewed for information on relevant charges and expenses. Excluding these charges and expenses from quotations of performance has the effect of increasing the performance quoted, and the effect of these charges should be considered when comparing performance to that of other mutual funds.

----------
(1) Fee waivers and/or expense reimbursements reduced expenses for the Portfolio, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.
(2) The Russell 2500(TM) Growth Index measures the performance of those companies in the Russell 2500(TM) Index with higher price-to-book ratios and higher forecasted growth values. It is an unmanaged index of common stocks that includes reinvestment of dividends and is compiled by Frank Russell Company. Investors cannot invest directly in an index.
(3) The Russell Midcap(R) Growth Index measures the performance of those companies in the Russell Midcap(R) Index with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index. It is an unmanaged index of common stocks that includes reinvestment of dividends and is compiled by Frank Russell Company. Investors cannot invest directly in an index.

CREDIT SUISSE TRUST -- EMERGING GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2003 (Unaudited)

                                                                  NUMBER OF
                                                                    SHARES           VALUE
                                                               ---------------   ---------------
COMMON STOCKS (92.7%)
AUTO COMPONENTS (2.7%)
    BorgWarner, Inc.                                                     9,000   $       579,600
    Lear Corp.*                                                          7,600           349,752
                                                                                 ---------------
                                                                                         929,352
                                                                                 ---------------
BANKS (3.2%)
    IndyMac Bancorp, Inc.                                               26,300           668,546
    New York Community Bancorp, Inc.                                    14,933           434,401
                                                                                 ---------------
                                                                                       1,102,947
                                                                                 ---------------
BIOTECHNOLOGY (0.2%)
    Affymetrix, Inc.*                                                    2,600            51,246
                                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES (6.1%)
    BISYS Group, Inc.*                                                  23,400           429,858
    Cendant Corp.*                                                      20,700           379,224
    Certegy, Inc.*                                                      12,000           333,000
    Kroll, Inc.*                                                        17,000           460,020
    Monster Worldwide, Inc.*                                            26,400           520,872
                                                                                 ---------------
                                                                                       2,122,974
                                                                                 ---------------
COMMUNICATIONS EQUIPMENT (0.7%)
    Polycom, Inc.*                                                      18,100           250,866
                                                                                 ---------------
COMPUTERS & PERIPHERALS (1.1%)
    Pinnacle Systems, Inc.*                                             35,300           377,710
                                                                                 ---------------
CONTAINERS & PACKAGING (2.2%)
    Owens-Illinois, Inc.*                                               33,300           458,541
    Pactiv Corp.*                                                       15,700           309,447
                                                                                 ---------------
                                                                                         767,988
                                                                                 ---------------
DIVERSIFIED FINANCIALS (6.0%)
    Chicago Merchantile Exchange                                        10,400           724,152
    Federated Investors, Inc.                                           15,500           425,010
    Franklin Resources, Inc.                                             8,800           343,816
    Legg Mason, Inc.                                                     9,100           591,045
                                                                                 ---------------
                                                                                       2,084,023
                                                                                 ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS (1.1%)
    Sanmina-SCI Corp.*                                                  62,800           396,268
                                                                                 ---------------
ENERGY EQUIPMENT & SERVICES (0.9%)
    ENSCO International, Inc.                                           12,000           322,800
                                                                                 ---------------
FOOD PRODUCTS (1.0%)
    Delta and Pine Land Co.                                             16,400           360,472
                                                                                 ---------------
HEALTHCARE PROVIDERS & SERVICES (16.7%)
    Accredo Health, Inc.*                                               25,000           545,000
    AmerisourceBergen Corp.                                              4,205           291,617
    Anthem, Inc.*                                                        8,000           617,200
    Caremark Rx, Inc.*                                                  23,300           598,344

                 See Accompanying Notes to Financial Statements.

                                                                  NUMBER OF
                                                                    SHARES           VALUE
                                                               ---------------   ---------------
COMMON STOCKS (CONTINUED)
HEALTHCARE PROVIDERS & SERVICES (CONCLUDED)
    Community Health Systems, Inc.*                                     31,900   $       615,351
    Health Net, Inc.*                                                   15,300           504,135
    Manor Care, Inc.*                                                   16,600           415,166
    Mid Atlantic Medical Services, Inc.*                                14,000           732,200
    Omnicare, Inc.                                                      18,500           625,115
    Quest Diagnostics, Inc.*                                             5,600           357,280
    Triad Hospitals, Inc.*                                              19,100           474,062
                                                                                 ---------------
                                                                                       5,775,470
                                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE (2.1%)
    Wendy's International, Inc.                                         10,900           315,773
    Yum! Brands, Inc.*                                                  13,500           399,060
                                                                                 ---------------
                                                                                         714,833
                                                                                 ---------------
INSURANCE (7.2%)
    Ambac Financial Group, Inc.                                         10,900           722,125
    Everest Re Group, Ltd.                                               4,400           336,600
    MBIA, Inc.                                                          11,700           570,375
    Radian Group, Inc.                                                   8,600           315,190
    UnumProvident Corp.                                                 41,100           551,151
                                                                                 ---------------
                                                                                       2,495,441
                                                                                 ---------------
INTERNET SOFTWARE & SERVICES (2.7%)
    Ask Jeeves, Inc.*                                                   14,100           193,875
    Openwave Systems, Inc.*                                            132,500           258,375
    RealNetworks, Inc.*                                                 28,000           189,840
    webMethods, Inc.*                                                   33,700           273,981
                                                                                 ---------------
                                                                                         916,071
                                                                                 ---------------
MEDIA (4.4%)
    Cox Radio, Inc. Class A*                                            31,300           723,343
    Lamar Advertising Co.*                                               9,300           327,453
    Westwood One, Inc.*                                                 14,200           481,806
                                                                                 ---------------
                                                                                       1,532,602
                                                                                 ---------------
MULTILINE RETAIL (3.6%)
    BJ's Wholesale Club, Inc.*                                          21,000           316,260
    Dollar Tree Stores, Inc.*                                           29,200           926,516
                                                                                 ---------------
                                                                                       1,242,776
                                                                                 ---------------
OIL & GAS (2.5%)
    Pioneer Natural Resources Co.*                                      16,400           428,040
    Pogo Producing Co.                                                   9,900           423,225
                                                                                 ---------------
                                                                                         851,265
                                                                                 ---------------
PHARMACEUTICALS (6.5%)
    Barr Laboratories, Inc.*                                             5,300           347,150
    Mylan Laboratories, Inc.                                            15,450           537,196
    Sepracor, Inc.*                                                     29,000           522,870
    Shire Pharmaceuticals Group PLC ADR*                                16,400           323,080
    Watson Pharmaceuticals, Inc.*                                       13,100           528,847
                                                                                 ---------------
                                                                                       2,259,143
                                                                                 ---------------

                 See Accompanying Notes to Financial Statements.

                                                                  NUMBER OF
                                                                    SHARES           VALUE
                                                               ---------------   ---------------
COMMON STOCKS (CONCLUDED)
ROAD & RAIL (1.0%)
    Swift Transportation Company, Inc.*                                 19,100   $       355,642
                                                                                 ---------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (9.3%)
    Analog Devices, Inc.*                                               10,700           372,574
    Cymer, Inc.*                                                        14,700           463,932
    Fairchild Semiconductor International, Inc.*                        32,600           416,954
    Integrated Circuit Systems, Inc.*                                    9,100           286,013
    KLA-Tencor Corp.*                                                    8,100           376,569
    Lam Research Corp.*                                                 22,400           407,904
    Microchip Technology, Inc.                                          19,800           487,674
    Novellus Systems, Inc.*                                             11,000           402,831
                                                                                 ---------------
                                                                                       3,214,451
                                                                                 ---------------
SOFTWARE (6.6%)
    Autodesk, Inc.                                                      20,100           324,816
    BEA Systems, Inc.*                                                  24,400           264,984
    Documentum, Inc.*                                                   15,300           300,951
    Informatica Corp.*                                                  34,600           239,086
    Intuit, Inc.*                                                        7,900           351,787
    Manugistics Group, Inc.*                                            46,900           192,759
    Quest Software, Inc.*                                               23,100           274,890
    Take-Two Interactive Software, Inc.*                                11,700           331,578
                                                                                 ---------------
                                                                                       2,280,851
                                                                                 ---------------
SPECIALTY RETAIL (4.9%)
    Abercrombie & Fitch Co. Class A*                                    19,000           539,790
    AnnTaylor Stores Corp.*                                             14,900           431,355
    Linens 'n Things, Inc.*                                             14,900           351,789
    Office Depot, Inc.*                                                 24,600           356,946
                                                                                 ---------------
                                                                                       1,679,880
                                                                                 ---------------

TOTAL COMMON STOCKS (Cost $27,289,077)                                                32,085,071
                                                                                 ---------------

                                                                     PAR
                                                                    (000)
                                                               ---------------
SHORT-TERM INVESTMENT (9.9%)
    State Street Bank and Trust Co. Euro Time Deposit,
      1.063%, 7/01/03
      (Cost $3,435,000)                                        $         3,435         3,435,000
                                                                                 ---------------

TOTAL INVESTMENTS AT VALUE (102.6%) (Cost $30,724,077)                                35,520,071

LIABILITIES IN EXCESS OF OTHER ASSETS (-2.6%)                                           (887,514)
                                                                                 ---------------

NET ASSETS (100.0%)                                                              $    34,632,557
                                                                                 ===============

                            INVESTMENT ABBREVIATIONS
                        ADR = American Depositary Receipt

----------
* Non-income producing security.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- EMERGING GROWTH PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2003 (Unaudited)

ASSETS
    Investments at value (Cost $30,724,077) (Note 1)                          $    35,520,071
    Cash                                                                                  135
    Receivable for investments sold                                                   122,484
    Dividend and interest receivable                                                    5,849
    Receivable for portfolio shares sold                                                2,068
    Prepaid expenses                                                                    2,051
                                                                              ---------------
      Total Assets                                                                 35,652,658
                                                                              ---------------
LIABILITIES
    Advisory fee payable (Note 2)                                                      16,149
    Administrative services fee payable (Note 2)                                        6,284
    Payable for investments purchased                                                 923,086
    Payable for portfolio shares redeemed                                              32,870
    Other accrued expenses payable                                                     41,712
                                                                              ---------------
      Total Liabilities                                                             1,020,101
                                                                              ---------------
NET ASSETS
    Capital stock, $0.001 par value (Note 5)                                            3,800
    Paid-in capital (Note 5)                                                       56,774,552
    Accumulated net investment loss                                                  (138,172)
    Accumulated net realized loss on investments                                  (26,803,617)
    Net unrealized appreciation from investments                                    4,795,994
                                                                              ---------------
      Net Assets                                                              $    34,632,557
                                                                              ===============
    Shares outstanding                                                              3,799,508
                                                                              ---------------
    Net asset value, offering price, and redemption price per share           $          9.12
                                                                              ===============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- EMERGING GROWTH PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2003 (Unaudited)

INVESTMENT INCOME (Note 1)
    Dividends                                                                 $        43,266
    Interest                                                                           12,239
                                                                              ---------------
      Total investment income                                                          55,505
                                                                              ---------------
EXPENSES
    Investment advisory fees (Note 2)                                                 139,448
    Administrative services fees (Note 2)                                              26,826
    Printing fees (Note 2)                                                             25,633
    Legal fees                                                                         18,255
    Audit fees                                                                          8,684
    Insurance expense                                                                   4,094
    Custodian fees                                                                      3,715
    Transfer agent fees                                                                 2,147
    Trustees' fees                                                                        781
    Interest expense                                                                      504
    Miscellaneous expense                                                               2,219
                                                                              ---------------
      Total expenses                                                                  232,306
    Less: fees waived (Note 2)                                                        (38,629)
                                                                              ---------------
      Net expenses                                                                    193,677
                                                                              ---------------
        Net investment loss                                                          (138,172)
                                                                              ---------------
NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS
    Net realized gain from investments                                                 91,253
    Net change in unrealized appreciation (depreciation) from investments           5,841,737
                                                                              ---------------
    Net realized and unrealized gain from investments                               5,932,990
                                                                              ---------------
    Net increase in net assets resulting from operations                      $     5,794,818
                                                                              ===============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- EMERGING GROWTH PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

                                                                              FOR THE SIX MONTHS
                                                                                     ENDED            FOR THE YEAR
                                                                                 JUNE 30, 2003            ENDED
                                                                                  (UNAUDITED)       DECEMBER 31, 2002
                                                                              ------------------   ------------------
FROM OPERATIONS
  Net investment loss                                                         $         (138,172)  $         (329,718)
  Net realized gain (loss) on investments                                                 91,253           (4,161,921)
  Net change in unrealized appreciation (depreciation) from investments                5,841,737           (9,896,884)
                                                                              ------------------   ------------------
    Net increase (decrease) in net assets resulting from operations                    5,794,818          (14,388,523)
                                                                              ------------------   ------------------
FROM CAPITAL SHARE TRANSACTIONS (Note 5)
  Proceeds from sale of shares                                                           691,799            2,071,569
  Net asset value of shares redeemed                                                  (2,607,584)          (8,219,361)
                                                                              ------------------   ------------------
    Net decrease in net assets from capital share transactions                        (1,915,785)          (6,147,792)
                                                                              ------------------   ------------------
  Net increase (decrease) in net assets                                                3,879,033          (20,536,315)

NET ASSETS
  Beginning of period                                                                 30,753,524           51,289,839
                                                                              ------------------   ------------------
  End of period                                                               $       34,632,557   $       30,753,524
                                                                              ==================   ==================
ACCUMULATED NET INVESTMENT LOSS                                               $         (138,172)  $               --
                                                                              ==================   ==================

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- EMERGING GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS
(For a Share of the Portfolio Outstanding Throughout Each Period)

                                                 FOR THE SIX
                                                MONTHS ENDED                    FOR THE YEAR ENDED DECEMBER 31,
                                                JUNE 30, 2003      ----------------------------------------------------------
                                                 (UNAUDITED)          2002            2001            2000           1999(1)
                                                -------------      ----------      ----------      ----------      ----------
PER SHARE DATA
  Net asset value, beginning of period           $     7.60        $    10.75      $    12.86      $    13.07      $    10.00
                                                 ----------        ----------      ----------      ----------      ----------
INVESTMENT OPERATIONS
  Net investment income (loss)                        (0.04)            (0.08)          (0.08)          (0.06)(2)        0.04
  Net gain (loss) on investments
    (both realized and unrealized)                     1.56             (3.07)          (2.03)          (0.14)           3.14
                                                 ----------        ----------      ----------      ----------      ----------
      Total from investment operations                 1.52             (3.15)          (2.11)          (0.20)           3.18
                                                 ----------        ----------      ----------      ----------      ----------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                   --                --              --           (0.00)(3)       (0.11)
  Distributions from net realized gains                  --                --              --           (0.01)             --
                                                 ----------        ----------      ----------      ----------      ----------
      Total dividends and distributions                  --                --              --           (0.01)          (0.11)
                                                 ----------        ----------      ----------      ----------      ----------
NET ASSET VALUE, END OF PERIOD                   $     9.12        $     7.60      $    10.75      $    12.86      $    13.07
                                                 ==========        ==========      ==========      ==========      ==========
      Total return(4)                                 20.00%           (29.30)%        (16.41)%         (1.53)%         31.95%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)       $   34,633        $   30,754      $   51,290      $   55,882      $    6,624
    Ratio of expenses to average net assets(5)         1.25%(6)          1.25%           1.25%           1.26%           1.25%(6)
    Ratio of net investment income (loss)
      to average net assets                           (0.89)%(6)        (0.84)%         (0.81)%         (0.45)%          0.01%(6)
    Decrease reflected in above operating
      expense ratios due to waivers/
      reimbursements                                   0.25%(6)          0.11%           0.04%           0.04%           9.91%(6)
  Portfolio turnover rate                                42%               74%            173%            135%             31%

----------
(1) For the period September 13, 1999 (commencement of operations) through December 31, 1999.

(2) Per share information is calculated using the average shares outstanding method.

(3)  This amount represents less than $.01 per share.

(4) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(5) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Portfolio's net expense ratio by .00%, .01%, and .00% for the years ended December 31, 2001 and 2000 and for the period ended December 31, 1999, respectively. The Portfolio's net operating expense ratio after reflecting these arrangements was 1.25% for each of the years ended December 31, 2001 and 2000 and for the period ended December 31, 1999, respectively. For the six months ended June 30, 2003 and the year ended December 31, 2002, there were no transfer agent credits.

(6)  Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- EMERGING GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2003 (Unaudited)

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Credit Suisse Trust (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940, as amended, and currently offers nine managed investment portfolios of which one, the Emerging Growth Portfolio (the "Portfolio"), is included in this report. The Portfolio is a non-diversified investment fund that seeks maximum capital appreciation. Shares of the Portfolio are not available directly to individual investors but may be offered only through (a) variable annuity contracts and variable life insurance contracts offered by separate accounts of certain insurance companies and (b) tax-qualified pension and retirement plans. The Portfolio may not be available in connection with a particular contract or plan. The Trust was organized under the laws of the Commonwealth of Massachusetts as a business trust on March 15, 1995.

   A) SECURITY VALUATION -- The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The Portfolio's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees under procedures established by the Board of Trustees in the absence of readily ascertainable market values. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that this method would not represent fair value.

   B) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

   C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America ("GAAP").

   D) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Trust's intention to continue to have the Portfolio qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

   E) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

   F) SHORT-TERM INVESTMENTS -- The Portfolio, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("CSAM"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pool available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Portfolio's custodian, or a money market fund advised by CSAM. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

   G) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan including any accrued interest thereon and 105% of the market value of foreign securities on loan including any accrued interest thereon. Cash collateral received by the Portfolio in connection with securities lending activity may be invested in a variety of investments including certain CSAM-advised funds or the AIM Institutional Funds -- Liquid Assets Portfolio. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Portfolio had no securities out on loan during the six months ended June 30, 2003.

   Credit Suisse First Boston ("CSFB"), an affiliate of CSAM, has been engaged by the Portfolio to act as the Portfolio's securities lending agent. Prior to April 1, 2003, CSFB had agreed to charge the Portfolio fees for its securities lending activities equal to its costs in providing services as securities lending agent and had voluntarily waived such fees through March 31, 2003. Effective April 1, 2003, the Portfolio and CSFB entered into an arrangement to share the income earned from securities lending activities, whereby, generally, the Portfolio will receive 75% and CSFB will receive 25% of the income, in accordance with the provisions of the securities lending agency agreement. If CSFB should enter into a securities lending agency agreement with another comparable investment company client under which it will receive a smaller proportion of the fees, its fee agreement with the Portfolio shall be reduced to such lower fee amount.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

   CSAM serves as investment adviser for the Portfolio. For its investment advisory services, CSAM is entitled to receive a fee from the Portfolio at an annual rate of 0.90% of the Portfolio's average daily net assets. For the six months ended June 30, 2003, investment advisory fees earned and voluntarily waived were $139,448 and $38,629, respectively.

   Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and SSB, serve as co-administrators to the Portfolio.

   For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.10% of the Portfolio's average daily net assets. For the six months ended June 30, 2003, co-administrative services fees earned by CSAMSI were $15,494.

   For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, based upon the following fee schedule calculated in total for all the Credit Suisse Funds/Portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio, subject to an annual minimum fee.

         AVERAGE DAILY NET ASSETS                      ANNUAL RATE
         ------------------------                      -----------
         First $5 billion                     .050% of average daily net assets
         Next $5 billion                      .035% of average daily net assets
         Over $10 billion                     .020% of average daily net assets

   For the six months ended June 30, 2003, co-administrative service fees earned by SSB (including out-of-pocket expenses) were $11,332.

   In addition to serving as the Portfolio's co-administrator, CSAMSI currently serves as distributor of the Portfolio's shares without compensation.

   Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Portfolio to provide certain financial printing and fulfillment services. For the six months ended June 30, 2003, Merrill was paid $3,731 for its services to the Portfolio.

NOTE 3. LINE OF CREDIT

   The Portfolio, together with other funds/portfolios advised by CSAM (collectively, the "Participating Funds"), participate in a $100 million committed, unsecured line of credit facility ("Credit Facility") with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent for temporary or emergency purposes. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. During the six months ended June 30, 2003, the Portfolio had no borrowings under the Credit Facility.

NOTE 4. PURCHASES AND SALES OF SECURITIES

   For the six months ended June 30, 2003, purchases and sales of investment securities (excluding short-term investments) were $12,202,453 and $14,818,449, respectively.

   At June 30, 2003, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation (depreciation) from investments were: $30,724,077, $6,337,746, $(1,541,752) and $4,795,994, respectively.

NOTE 5. CAPITAL SHARE TRANSACTIONS

   The Portfolio is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $0.001 par value per share. Transactions in shares of the Portfolio were as follows:

                                       FOR THE SIX MONTHS ENDED     FOR THE YEAR ENDED
                                       JUNE 30, 2003 (UNAUDITED)    DECEMBER 31, 2002
                                       -------------------------    -----------------
  Shares sold                                     83,323                  225,073
  Shares redeemed                               (332,855)                (946,715)
                                                --------                 --------
  Net decrease                                  (249,532)                (721,642)
                                                ========                 ========

   On June 30, 2003, the number of shareholders that held 5% or more of the outstanding shares of the Portfolio were as follows:

                                                 NUMBER OF        APPROXIMATE PERCENTAGE
                                               SHAREHOLDERS        OF OUTSTANDING SHARES
                                               ------------       ----------------------
                                                     2                      90%

   Some of the shareholders are comprised of omnibus accounts, which are held on behalf of several individual shareholders.

CREDIT SUISSE TRUST -- EMERGING GROWTH PORTFOLIO
SHAREHOLDER MEETING RESULTS (UNAUDITED)

   A special meeting of shareholders of the Credit Suisse Trust -- Emerging Growth Portfolio (the "Portfolio") was held at 466 Lexington Avenue, 16th Floor, New York, NY 10017 on April 11, 2003. The following matters were voted upon by the shareholders of the Portfolio and the results are presented below. Shares delivered not voted are included on the total for the proposals. All proposals were approved.

1. To Elect the Following Nominees as Trustees:

                                          FOR              WITHHELD
                                       ---------          ----------
           Richard H. Francis          3,798,288           184,604
           Jack W. Fritz               3,804,258           178,633
           Joseph D. Gallagher         3,818,637           164,254
           Jeffrey E. Garten           3,810,174           172,717
           Peter F. Krogh              3,807,327           175,564
           James S. Pasman, Jr.        3,809,043           173,848
           Steven N. Rappaport         3,821,431           161,460
           William W. Priest           3,814,903           167,989

           Total Eligible Shares       3,986,958
           Total Shares Voted          3,982,892
           % of Shares Voted               99.90%

2-A. To Modify the Fundamental Investment Restriction on Borrowing Money:

                                              % OF TOTAL SHARES        % OF TOTAL
                               SHARES            OUTSTANDING          SHARES VOTED
                            -----------       -----------------       ------------
        For                  3,138,874              78.73%               78.81%
        Against                275,604               6.91%                6.92%
        Abstain                568,413              14.26%               14.27%

2-B. To Modify the Fundamental Investment Restriction on Lending:

                                              % OF TOTAL SHARES        % OF TOTAL
                               SHARES            OUTSTANDING          SHARES VOTED
                            -----------       -----------------       ------------
        For                  3,128,298              78.46%               78.54%
        Against                286,180               7.18%                7.19%
        Abstain                568,413              14.26%               14.27%

2-C. To Modify the Fundamental Investment Restriction on Real Estate
Investments:

                                              % OF TOTAL SHARES        % OF TOTAL
                               SHARES            OUTSTANDING          SHARES VOTED
                            -----------       -----------------       ------------
        For                  3,153,442              79.09%               79.18%
        Against                261,036               6.55%                6.55%
        Abstain                568,413              14.26%               14.27%

2-D. To Remove the Fundamental Investment Restriction on Short Sales:

                                              % OF TOTAL SHARES        % OF TOTAL
                               SHARES            OUTSTANDING          SHARES VOTED
                            -----------       -----------------       ------------
        For                  3,134,094              78.61%               78.69%
        Against                276,070               6.92%                6.93%
        Abstain                572,727              14.37%               14.38%

2-E. To Remove the Fundamental Investment Restriction on Margin Transactions:

                                              % OF TOTAL SHARES        % OF TOTAL
                               SHARES            OUTSTANDING          SHARES VOTED
                            -----------       -----------------       ------------
        For                  3,092,346              77.56%               77.64%
        Against                275,649               6.91%                6.92%
        Abstain                614,896              15.42%               15.44%

2-F. To Remove the Fundamental Investment Restriction on Investments in Oil, Gas and Mineral Programs:

                                              % OF TOTAL SHARES        % OF TOTAL
                               SHARES            OUTSTANDING          SHARES VOTED
                            -----------       -----------------       ------------
        For                  3,151,942              79.06%               79.14%
        Against                262,536               6.59%                6.59%
        Abstain                568,413              14.26%               14.27%

3. To Change the Portfolio's Investment Objective from Fundamental to Non-Fundamental:

                                              % OF TOTAL SHARES        % OF TOTAL
                               SHARES            OUTSTANDING          SHARES VOTED
                            -----------       -----------------       ------------
        For                  3,005,818              75.39%               75.47%
        Against                362,390               9.09%                9.10%
        Abstain                614,683              15.42%               15.43%

4-A. To Amend the Organizational Document to Allow Involuntary Redemptions:

                                              % OF TOTAL SHARES        % OF TOTAL
                               SHARES            OUTSTANDING          SHARES VOTED
                            -----------       -----------------       ------------
        For                  2,997,687              75.19%               75.26%
        Against                396,137               9.94%                9.95%
        Abstain                589,067              14.78%               14.79%

4-B. To Amend the Organizational Document to Allow Mergers Without Shareholder
Approval:

                                              % OF TOTAL SHARES        % OF TOTAL
                               SHARES            OUTSTANDING          SHARES VOTED
                            -----------       -----------------       ------------
        For                  2,782,463              69.79%               69.85%
        Against                647,418              16.24%               16.26%
        Abstain                553,009              13.87%               13.89%

CREDIT SUISSE TRUST -- EMERGING GROWTH PORTFOLIO
PRIVACY POLICY NOTICE

   We are committed to maintaining the privacy of every current and prospective customer. We recognize that you entrust important personal information to us, and we wish to assure you that we take seriously our responsibilities in protecting and safeguarding this information.

   In connection with making available investment products and services to current and potential customers, we may obtain nonpublic personal information about you. This information may include your name, address, e-mail address, social security number, account number, assets, income, financial situation, transaction history and other personal information.

   We may collect nonpublic information about you from the following sources:

   - Information we receive on applications, forms, questionnaires, web sites, agreements or in the course of establishing or maintaining a customer relationship; and

   - Information about your transactions with us, our affiliates, or others.

   We do not disclose any nonpublic personal information about our customers or former customers to anyone, except with your consent or as otherwise permitted by law. In cases where we believe that additional products and services may be of interest to you, we may share the information described above with our affiliates. We may also disclose this information to firms that perform services on our behalf. These agents and service providers are required to treat the information confidentially and use it only for the purpose for which it is provided.

   We restrict access to nonpublic personal information about you to those employees, agents or other parties who need to know that information to provide products or services to you or in connection with your investments with or through us. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

   NOTE: THIS NOTICE IS PROVIDED TO CLIENTS AND PROSPECTIVE CLIENTS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM"), CSAM CAPITAL INC., AND CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., AND SHAREHOLDERS AND PROSPECTIVE SHAREHOLDERS IN CSAM SPONSORED AND ADVISED INVESTMENT COMPANIES, INCLUDING CREDIT SUISSE FUNDS, AND OTHER CONSUMERS AND CUSTOMERS, AS APPLICABLE. THIS NOTICE IS NOT INTENDED TO BE INCORPORATED IN ANY OFFERING MATERIALS BUT IS MERELY A STATEMENT OF OUR CURRENT PRIVACY POLICY, AND MAY BE AMENDED FROM TIME TO TIME UPON NOTICE TO YOU. THIS NOTICE IS DATED AS OF MAY 20, 2003.

[CREDIT SUISSE ASSET MANAGEMENT LOGO]

P.O. BOX 55030, BOSTON, MA 02205-5030
800-222-8977 - www.csam-americas.com

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       TREMG-3-0603

[CREDIT SUISSE ASSET MANAGEMENT LOGO]


CREDIT SUISSE FUNDS

SEMIANNUAL REPORT

JUNE 30, 2003
(UNAUDITED)


CREDIT SUISSE TRUST
- LARGE CAP VALUE PORTFOLIO


CREDIT SUISSE TRUST (THE "TRUST") SHARES ARE NOT AVAILABLE DIRECTLY TO INDIVIDUAL INVESTORS, BUT MAY BE OFFERED ONLY THROUGH CERTAIN INSURANCE PRODUCTS AND PENSION AND RETIREMENT PLANS.

MORE COMPLETE INFORMATION ABOUT THE TRUST, INCLUDING CHARGES AND EXPENSES, IS PROVIDED IN THE PROSPECTUS, WHICH MUST PRECEDE OR ACCOMPANY THIS DOCUMENT AND WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN ADDITIONAL COPIES BY CALLING 800-222-8977 OR BY WRITING TO CREDIT SUISSE TRUST, P.O. BOX 55030, BOSTON, MA 02205-5030.

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR, IS LOCATED AT 466 LEXINGTON AVE., NEW YORK, NY 10017-3140. THE TRUST IS ADVISED BY CREDIT SUISSE ASSET MANAGEMENT, LLC.

THE PORTFOLIO'S INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

RETURNS INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

THE VIEWS OF THE PORTFOLIO'S MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND THE PORTFOLIO HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF JUNE 30, 2003; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

PORTFOLIO SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE.

CREDIT SUISSE TRUST -- LARGE CAP VALUE PORTFOLIO
SEMIANNUAL INVESTMENT ADVISER'S REPORT
June 30, 2003

                                                                   July 22, 2003

Dear Shareholder:

   For the six months ended June 30, 2003, Credit Suisse Trust -- Large Cap Value Portfolio(1) (the "Portfolio") had a gain of 8.83%, versus an increase of 11.57% for the Russell 1000(R) Value Index.(2)

   The period was a volatile but ultimately positive one for the U.S. stock market. The threat of war, a soft economy and a clouded profit outlook hampered stocks through much of the period. Equities ended the period on a positive note, however, rallying from mid-March through June in the wake of a seemingly swift and successful U.S.-led mission in Iraq. The quick end to the war supported stocks by lowering risk thresholds in general. It also calmed investors' worries over worst-case scenarios regarding energy costs, a key factor in the economy.

   Against this backdrop, the Portfolio had a gain but underperformed its benchmark. We generally attribute this to the Portfolio's avoidance of lower-quality companies that had a strong upward bounce in the period after years of poor performance. These included certain technology and telecommunications companies with less-than-compelling balance sheets. On the positive side, the Portfolio's utilities and transportation stocks contributed positively to its return.

   We believe that the U.S. economy has the potential to grow in the year's second half, aided by tax relief, ongoing improvements in corporate balance sheets and a favorable liquidity backdrop (though the magnitude of any recovery is uncertain). Barring a return of heightened geopolitical risk, we think these factors augur well for growth.

   In terms of sector adjustments, we reduced our overweight in the producer durables sector on a stock-specific basis. We remain comfortable with our overweight, however, as we expect the sector to be generally supported by rising capital expenditures over time.

   Elsewhere of note, we are underweighted in the financial-services area, based on our belief that we are at or near to a low in the interest-rate cycle. Financial-services stocks typically have underperformed in rising rate cycles (though past performance is not indicative of future results). We are roughly neutrally weighted in the technology sector; we are looking for purchase candidates in this sector on a highly selective basis.

The Credit Suisse Value Team

Stanley A. Nabi
Scott T. Lewis
Robert E. Rescoe

   IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE PORTFOLIO'S INVESTMENTS. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE PORTFOLIO COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE PORTFOLIO HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

                  AVERAGE ANNUAL RETURNS AS OF JUNE 30, 2003(1)

                                         SINCE      INCEPTION
                   1 YEAR    5 YEAR    INCEPTION      DATE
                   ------    ------    ---------    ---------
                   (7.33%)   (0.50%)     2.32%      10/31/97

Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance includes the effect of deducting expenses, but does not include charges and expenses attributable to any particular variable contract or Plan. Accordingly, the Prospectus of the sponsoring Participating Insurance Company separate account or Plan documents or other informational materials supplied by Plan sponsors should be carefully reviewed for information on relevant charges and expenses. Excluding these charges and expenses from quotations of performance has the effect of increasing the performance quoted, and the effect of these charges should be considered when comparing performance to that of other mutual funds.


----------
(1) Fee waivers and/or expense reimbursements reduced expenses for the Portfolio, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.
(2) The Russell 1000(R) Value Index measures the performance of those companies in the Russell 1000(R) Index with lower price-to-book ratios and lower forecasted growth values. It is an unmanaged index of common stocks that includes reinvestment of dividends and is compiled by Frank Russell Company. Investors cannot invest directly in an index.

CREDIT SUISSE TRUST -- LARGE CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2003 (Unaudited)

                                                                           NUMBER OF
                                                                            SHARES         VALUE
                                                                           ---------   -------------
COMMON STOCKS (94.6%)
AEROSPACE & DEFENSE (2.7%)
    United Technologies Corp.                                                  9,200   $     651,636
                                                                                       -------------
AUTO COMPONENTS (2.5%)
    Johnson Controls, Inc.                                                     4,000         342,400
    Lear Corp.*                                                                5,700         262,314
                                                                                       -------------
                                                                                             604,714
                                                                                       -------------
BANKS (10.2%)
    Bank of America Corp.                                                      7,700         608,531
    Banknorth Group, Inc.                                                     16,400         418,528
    Charter One Financial, Inc.                                                8,060         251,311
    Washington Mutual, Inc.                                                   13,000         536,900
    Wells Fargo & Co.                                                         12,600         635,040
                                                                                       -------------
                                                                                           2,450,310
                                                                                       -------------
BEVERAGES (5.7%)
    Anheuser-Busch Companies, Inc.                                             8,800         449,240
    Pepsi Bottling Group, Inc.                                                20,900         418,418
    PepsiCo, Inc.                                                             11,030         490,835
                                                                                       -------------
                                                                                           1,358,493
                                                                                       -------------
BUILDING PRODUCTS (2.2%)
    American Standard Companies, Inc.*                                         7,200         532,296
                                                                                       -------------
CHEMICALS (1.0%)
    PPG Industries, Inc.                                                       4,700         238,478
                                                                                       -------------
COMMERCIAL SERVICES & SUPPLIES (4.0%)
    Avery Dennison Corp.                                                      11,000         552,200
    Cendant Corp.*                                                            22,900         419,528
                                                                                       -------------
                                                                                             971,728
                                                                                       -------------
COMPUTERS & PERIPHERALS (2.0%)
    Hewlett-Packard Co.                                                       22,616         481,721
                                                                                       -------------
DIVERSIFIED FINANCIALS (9.1%)
    Citigroup, Inc.                                                           23,700       1,014,360
    Freddie Mac                                                                9,100         462,007
    Lehman Brothers Holdings, Inc.                                             6,500         432,120
    Morgan Stanley                                                             6,400         273,600
                                                                                       -------------
                                                                                           2,182,087
                                                                                       -------------
DIVERSIFIED TELECOMMUNICATION SERVICES (4.5%)
    ALLTEL Corp.                                                               6,400         308,608
    BellSouth Corp.                                                           10,700         284,941
    Verizon Communications, Inc.                                              12,200         481,290
                                                                                       -------------
                                                                                           1,074,839
                                                                                       -------------
ELECTRIC UTILITIES (1.4%)
    Progress Energy, Inc.                                                      7,500         329,250
                                                                                       -------------

                 See Accompanying Notes to Financial Statements.

                                                                           NUMBER OF
                                                                             SHARES        VALUE
                                                                           ---------   -------------
COMMON STOCKS (CONTINUED)
ELECTRICAL EQUIPMENT (1.7%)
    Emerson Electric Co.                                                       8,000   $     408,800
                                                                                       -------------
FOOD PRODUCTS (1.3%)
    General Mills, Inc.                                                        6,600         312,906
                                                                                       -------------
HEALTHCARE PROVIDERS & SERVICES (1.6%)
    Aetna, Inc.                                                                6,400         385,280
                                                                                       -------------
HOUSEHOLD PRODUCTS (1.9%)
    Kimberly-Clark Corp.                                                       8,600         448,404
                                                                                       -------------
INDUSTRIAL CONGLOMERATES (2.5%)
    Textron, Inc.                                                              3,700         144,374
    Tyco International, Ltd.                                                  23,400         444,132
                                                                                       -------------
                                                                                             588,506
                                                                                       -------------
INSURANCE (4.1%)
    Hartford Financial Services Group, Inc.                                   10,600         533,816
    St. Paul Companies, Inc.                                                  12,500         456,375
                                                                                       -------------
                                                                                             990,191
                                                                                       -------------
IT CONSULTING & SERVICES (1.6%)
    Unisys Corp.*                                                             31,400         385,592
                                                                                       -------------
MACHINERY (4.3%)
    Eaton Corp.                                                                6,600         518,826
    ITT Industries, Inc.                                                       7,800         510,588
                                                                                       -------------
                                                                                           1,029,414
                                                                                       -------------
MEDIA (3.5%)
    Gannett Company, Inc.                                                      6,500         499,265
    Viacom, Inc. Class B*                                                      7,900         344,914
                                                                                       -------------
                                                                                             844,179
                                                                                       -------------
MULTILINE RETAIL (1.0%)
    Target Corp.                                                               6,600         249,744
                                                                                       -------------
OIL & GAS (8.7%)
    Burlington Resources, Inc.                                                10,700         578,549
    ConocoPhillips                                                            11,302         619,349
    Devon Energy Corp.                                                         3,600         192,240
    Exxon Mobil Corp.                                                         14,400         517,104
    Noble Energy, Inc.                                                         5,000         189,000
                                                                                       -------------
                                                                                           2,096,242
                                                                                       -------------
PERSONAL PRODUCTS (1.8%)
    Avon Products, Inc.                                                        7,000         435,400
                                                                                       -------------

                 See Accompanying Notes to Financial Statements.

                                                                           NUMBER OF
                                                                             SHARES        VALUE
                                                                           ---------   -------------
COMMON STOCKS (CONCLUDED)
PHARMACEUTICALS (9.0%)
    Abbott Laboratories                                                       11,200   $     490,112
    Bristol-Myers Squibb Co.                                                   9,000         244,350
    Johnson & Johnson                                                          9,100         470,470
    Pfizer, Inc.                                                              16,700         570,305
    Wyeth                                                                      8,200         373,510
                                                                                       -------------
                                                                                           2,148,747
                                                                                       -------------
ROAD & RAIL (2.4%)
    Burlington Northern Santa Fe Corp.                                        20,600         585,864
                                                                                       -------------
SOFTWARE (1.9%)
    Microsoft Corp.                                                           17,900         458,419
                                                                                       -------------
TOBACCO (2.0%)
    Altria Group, Inc.                                                        10,600         481,664
                                                                                       -------------

TOTAL COMMON STOCKS (Cost $21,417,309)                                                    22,724,904
                                                                                       -------------

                                                                              PAR
                                                                             (000)
                                                                           ---------
SHORT-TERM INVESTMENT (5.2%)
    State Street Bank and Trust Co. Euro Time Deposit, 1.063%, 7/01/03
    (Cost $1,243,000)                                                      $   1,243       1,243,000
                                                                                       -------------

TOTAL INVESTMENTS AT VALUE (99.8%) (Cost $22,660,309)                                     23,967,904

OTHER ASSETS IN EXCESS OF LIABILITIES (0.2%)                                                  45,180
                                                                                       -------------

NET ASSETS (100.0%)                                                                    $  24,013,084
                                                                                       =============

----------
 * Non-income producing security.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- LARGE CAP VALUE PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2003 (Unaudited)

ASSETS
    Investments at value (Cost $22,660,309) (Note 1)                            $  23,967,904
    Cash                                                                                  378
    Dividend and interest receivable                                                   27,857
    Receivable for portfolio shares sold                                                2,882
    Receivable for investments sold                                                   244,486
    Prepaid expenses                                                                    2,043
                                                                                -------------
      Total Assets                                                                 24,245,550
                                                                                -------------
LIABILITIES
    Advisory fee payable (Note 2)                                                       7,976
    Administrative services fee payable (Note 2)                                        4,432
    Payable for portfolio shares redeemed                                              33,763
    Payable for investments purchased                                                 144,355
    Other accrued expenses payable                                                     41,940
                                                                                -------------
      Total Liabilities                                                               232,466
                                                                                -------------
NET ASSETS
    Capital stock, $0.001 par value (Note 5)                                            2,266
    Paid-in capital (Note 5)                                                       27,282,260
    Undistributed net investment income                                               265,614
    Accumulated net realized loss from investments                                 (4,844,651)
    Net unrealized appreciation from investments                                    1,307,595
                                                                                -------------
      Net Assets                                                                $  24,013,084
                                                                                =============
    Shares outstanding                                                              2,265,522
                                                                                -------------
    Net asset value, offering price, and redemption price per share             $       10.60
                                                                                =============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- LARGE CAP VALUE PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2003 (Unaudited)

INVESTMENT INCOME (Note 1)
    Dividends                                                                   $     180,130
    Interest                                                                            7,275
                                                                                -------------
      Total investment income                                                         187,405
                                                                                -------------
EXPENSES
    Investment advisory fees (Note 2)                                                  77,543
    Administrative services fees (Note 2)                                              17,995
    Printing Fees (Note 2)                                                             16,360
    Legal fees                                                                         15,250
    Audit fees                                                                          8,346
    Insurance expense                                                                   4,037
    Custodian fees                                                                      1,837
    Transfer agent fees                                                                 1,563
    Interest expense                                                                      954
    Trustees' fees                                                                        781
    Miscellaneous expense                                                               2,111
                                                                                -------------
      Total expenses                                                                  146,777
    Less: fees waived (Note 2)                                                        (43,387)
                                                                                -------------
      Net expenses                                                                    103,390
                                                                                -------------
        Net investment income                                                          84,015
                                                                                -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
    Net realized loss from investments                                             (1,777,676)
    Net change in unrealized appreciation (depreciation) from investments           3,566,228
                                                                                -------------
    Net realized and unrealized gain from investments                               1,788,552
                                                                                -------------
    Net increase in net assets resulting from operations                        $   1,872,567
                                                                                =============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- LARGE CAP VALUE PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                FOR THE SIX MONTHS
                                                                                      ENDED           FOR THE YEAR
                                                                                  JUNE 30, 2003           ENDED
                                                                                   (UNAUDITED)      DECEMBER 31, 2002
                                                                                ------------------  -----------------
FROM OPERATIONS
  Net investment income                                                         $           84,015  $         181,700
  Net realized loss on investments                                                      (1,777,676)        (1,775,291)
  Net change in unrealized appreciation (depreciation) from investments                  3,566,228         (5,540,539)
                                                                                ------------------  -----------------
    Net increase (decrease) in net assets resulting from operations                      1,872,567         (7,134,130)
                                                                                ------------------  -----------------
FROM DIVIDENDS
  Dividends from net investment income                                                          --           (251,483)
                                                                                ------------------  -----------------
    Net decrease in net assets resulting from dividends                                         --           (251,483)
                                                                                ------------------  -----------------
FROM CAPITAL SHARE TRANSACTIONS (Note 5)
  Proceeds from sale of shares                                                           7,921,067          6,883,677
  Reinvestment of dividends                                                                     --            251,483
  Net asset value of shares redeemed                                                    (7,266,407)        (8,544,077)
                                                                                ------------------  -----------------
    Net increase (decrease) in net assets from capital share transactions                  654,660         (1,408,917)
                                                                                ------------------  -----------------
  Net increase (decrease) in net assets                                                  2,527,227         (8,794,530)

NET ASSETS
  Beginning of period                                                                   21,485,857         30,280,387
                                                                                ------------------  -----------------
  End of period                                                                 $       24,013,084  $      21,485,857
                                                                                ==================  =================
UNDISTRIBUTED NET INVESTMENT INCOME                                             $          265,614  $         181,599
                                                                                ==================  =================

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- LARGE CAP VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS
(For a Share of the Portfolio Outstanding Throughout Each Period)

                                                     FOR THE SIX
                                                    MONTHS ENDED                   FOR THE YEAR ENDED DECEMBER 31,
                                                    JUNE 30, 2003      -------------------------------------------------------
                                                     (UNAUDITED)         2002        2001       2000        1999        1998
                                                    -------------      --------    --------   --------    --------    --------
PER SHARE DATA
  Net asset value, beginning of period              $        9.74      $  12.81    $  12.69   $  11.89    $  11.48    $  10.33
                                                    -------------      --------    --------   --------    --------    --------

INVESTMENT OPERATIONS
  Net investment income                                      0.03          0.09        0.11       0.14        0.33        0.09
  Net gain (loss) on investments
    (both realized and unrealized)                           0.83         (3.05)       0.01       0.92        0.38        1.16
                                                    -------------      --------    --------   --------    --------    --------
      Total from investment operations                       0.86         (2.96)       0.12       1.06        0.71        1.25
                                                    -------------      --------    --------   --------    --------    --------

LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                         --         (0.11)         --      (0.14)      (0.11)      (0.10)
  Distributions from net realized gains                        --            --          --      (0.12)      (0.19)         --
                                                    -------------      --------    --------   --------    --------    --------
      Total dividends and distributions                        --         (0.11)         --      (0.26)      (0.30)      (0.10)
                                                    -------------      --------    --------   --------    --------    --------
NET ASSET VALUE, END OF PERIOD                      $       10.60      $   9.74    $  12.81   $  12.69    $  11.89    $  11.48
                                                    =============      ========    ========   ========    ========    ========
      Total return(1)                                        8.83%       (23.09)%      0.95%      8.91%       6.24%      12.13%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)          $      24,013      $ 21,486    $ 30,280   $ 24,034    $ 20,153    $ 14,381
    Ratio of expenses to average net assets(2)               1.00%(3)      1.00%       1.00%      1.02%       1.01%       1.00%
    Ratio of net investment income to average
      net assets                                             0.81%(3)      0.68%       0.90%      1.11%       0.91%       1.11%
    Decrease reflected in above operating
      expense ratios due to waivers/
      reimbursements                                         0.42%(3)      0.35%       0.24%      0.27%       0.34%       1.22%
  Portfolio turnover rate                                      55%           43%         46%        77%        102%         58%

----------
(1) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(2) Interest earned on uninvested cash balances is used to offset portions of transfer agent expense. These arrangements resulted in a reduction to the Portfolio's net expense ratio by .00, .02%, .01%, and .00% for the years ended December 31, 2001, 2000, 1999 and 1998, respectively. The Portfolio's net operating expense ratio after reflecting these arrangements was 1.00% for each of the years ending December 31, 2001, 2000, 1999, and 1998, respectively. For the six months ended June 30, 2003 and the year ended December 31, 2002, there were no transfer agent credits.

(3) Annualized

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- LARGE CAP VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2003 (Unaudited)

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Credit Suisse Trust (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940, as amended, and currently offers nine managed investment portfolios of which one, the Large Cap Value Portfolio (the "Portfolio"), is included in this report. The Portfolio is a diversified investment fund that seeks long-term growth of capital and income. Shares of the Portfolio are not available directly to individual investors but may be offered only through (a) variable annuity contracts and variable life insurance contracts offered by separate accounts of certain insurance companies and (b) tax-qualified pension and retirement plans. The Portfolio may not be available in connection with a particular contract or plan. The Trust was organized under the laws of the Commonwealth of Massachusetts as a business trust on March 15, 1995.

   A) SECURITY VALUATION -- The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The Portfolio's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees under procedures established by the Board of Trustees in the absence of readily ascertainable market values. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that this method would not represent fair value.

   B) FOREIGN CURRENCY TRANSACTIONS -- The books and records of the Portfolio are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Portfolio does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Portfolio isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

   C) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

   D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America ("GAAP").

   E) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Trust's intention to have the Portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

   F) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent asset and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

   G) SHORT-TERM INVESTMENTS -- The Portfolio, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("CSAM"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pool available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Portfolio's custodian, or a money market fund advised by CSAM. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

   H) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan including any accrued interest thereon and 105% of the market value of foreign securities on loan including any accrued interest thereon. Cash collateral received by the Portfolio in connection with securities lending activity may be invested in a variety of investments including certain CSAM-advised funds or the AIM Institutional Funds -- Liquid Assets Portfolio. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Portfolio had no securities out on loan during the six months ended June 30, 2003.

   Credit Suisse First Boston ("CSFB"), an affiliate of CSAM, has been engaged by the Portfolio to act as the Portfolio's securities lending agent. Prior to April 1, 2003, CSFB had agreed to charge the Portfolio fees for its securities lending activities equal to its costs in providing services as securities lending agent and had voluntarily waived such fees through March 31, 2003. Effective April 1, 2003, the Portfolio and CSFB entered into an arrangement to share the income earned from securities lending activities, whereby, generally, the Portfolio will receive 75% and CSFB will receive 25% of the income, in accordance with the provisions of the securities lending agency agreement. If CSFB should enter into a securities lending agency agreement with another comparable investment company client under which it will receive a smaller proportion of the fees, its fee agreement with the Portfolio shall be reduced to such lower fee amount.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

   CSAM serves as investment adviser for the Portfolio. For its investment advisory services, CSAM is entitled to receive a fee from the Portfolio at an annual rate of 0.75% of the Portfolio's average daily net assets. For the six months ended June 30, 2003, investment advisory fees earned and voluntarily waived were $77,543 and $43,387, respectively.

   Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and SSB serve as co-administrators to the Portfolio.

   For its co-administrative services, CSAMSI is entitled to receive a fee calculated at an annual rate of 0.10% of the Portfolio's average daily net assets. For the six months ended June 30, 2003, co-administrative services fees earned by CSAMSI were $10,339.

   For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, based upon the following fee schedule calculated in total for all the Credit Suisse Funds/Portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio, subject to an annual minimum fee.

         AVERAGE DAILY NET ASSETS                    ANNUAL RATE
         ------------------------                    -----------
         First $5 billion                 .050% of average daily net assets
         Next $5 billion                  .035% of average daily net assets
         Over $10 billion                 .020% of average daily net assets

   For the six months ended June 30, 2003, co-administrative service fees earned by SSB (including out-of-pocket fees) were $7,656.

   In addition to serving as the Portfolio's co-administrator, CSAMSI currently serves as distributor of the Portfolio's shares without compensation.

   Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Portfolio to provide certain financial printing and fulfillment services. For the six months ended June 30, 2003, Merrill was paid $3,621 for its services to the Portfolio.

NOTE 3. LINE OF CREDIT

   The Portfolio, together with other funds/portfolios advised by CSAM (collectively, the "Participating Funds"), participate in a $100 million committed, unsecured line of credit facility ("Credit Facility") with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent for temporary or emergency purposes. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit

Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At June 30, 2003, there were no loans outstanding for the Portfolio under the Credit Facility. During the six months ended June 30, 2003, the Portfolio had borrowings under the Credit Facility as follows:

         AVERAGE DAILY     WEIGHTED AVERAGE       MAXIMUM DAILY
         LOAN BALANCE       INTEREST RATE       LOAN OUTSTANDING
         -------------     ----------------     ----------------
          $ 1,556,750           1.759%            $  1,794,000

NOTE 4. PURCHASES AND SALES OF SECURITIES

   For the six months ended June 30, 2003, purchases and sales of investment securities (excluding short-term investments) were $11,112,590 and, $11,437,203, respectively.

   At June 30, 2003, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation (depreciation) from investments were: $22,660,309, $2,259,035, $(951,440) and $1,307,595, respectively.

NOTE 5. CAPITAL SHARE TRANSACTIONS

   The Portfolio is authorized to issue an unlimited number of full and fractional shares of beneficial interest of $0.001 par value per share. Transactions in capital shares of the Portfolio were as follows:

                                FOR THE SIX MONTHS ENDED    FOR THE YEAR ENDED
                                JUNE 30, 2003 (UNAUDITED)    DECEMBER 31, 2002
                                -------------------------   ------------------
  Shares sold                            817,619                  569,806
  Shares reinvested                           --                   25,123
  Shares redeemed                       (758,261)                (752,007)
                                        --------                 --------
  Net increase/(decrease)                 59,358                 (157,078)
                                        ========                 ========

   On June 30, 2003, the number of shareholders that held 5% or more of the outstanding shares of the Portfolio were as follows:

                    NUMBER OF          APPROXIMATE PERCENTAGE
                   SHAREHOLDERS        OF OUTSTANDING SHARES
                   ------------        ----------------------
                        3                        97%

CREDIT SUISSE TRUST -- LARGE CAP VALUE PORTFOLIO
SHAREHOLDER MEETING RESULTS (UNAUDITED)

   Some of the shareholders are comprised of omnibus accounts, which are held on behalf of several individual shareholders.

   A special meeting of shareholders of the Credit Suisse Trust -- Large Cap Value Portfolio (the "Portfolio") was held at 466 Lexington Avenue, 16th Floor, New York, NY 10017 on April 11, 2003. The following matters were voted upon by the shareholders of the Portfolio and the results are presented below. Shares delivered not voted are included on the total for the proposals. All proposals were approved.

1. To Elect the Following Nominees as Trustees:

                                          FOR           WITHHELD
                                     -------------    ------------
           Richard H. Francis          1,812,216         69,819
           Jack W. Fritz               1,812,216         69,819
           Joseph D. Gallagher         1,812,216         69,819
           Jeffrey E. Garten           1,810,215         71,820
           Peter F. Krogh              1,812,216         69,819
           James S. Pasman, Jr.        1,812,216         69,819
           Steven N. Rappaport         1,812,216         69,819
           William W. Priest           1,812,216         69,819

           Total Eligible Shares       1,908,251
           Total Shares Voted          1,882,035
           % of Shares Voted               98.63%

2-A. To Modify the Fundamental Investment Restriction on Borrowing Money:

                                  % OF TOTAL SHARES    % OF TOTAL
                       SHARES        OUTSTANDING      SHARES VOTED
                      ---------   -----------------   ------------
        For           1,544,244         80.93%           82.05%
        Against          72,001          3.77%            3.83%
        Abstain         265,790         13.93%           14.12%

2-B. To Modify the Fundamental Investment Restriction on Lending:

                                  % OF TOTAL SHARES    % OF TOTAL
                       SHARES        OUTSTANDING      SHARES VOTED
                      ---------   -----------------   ------------
        For           1,545,165         80.97%           82.10%
        Against          72,001          3.77%            3.83%
        Abstain         264,870         13.88%           14.07%

2-C. To Modify the Fundamental Investment Restriction on Real Estate
Investments:

                                  % OF TOTAL SHARES    % OF TOTAL
                       SHARES        OUTSTANDING      SHARES VOTED
                      ---------   -----------------   ------------
        For           1,545,165         80.97%           82.10%
        Against          72,001          3.77%            3.83%
        Abstain         264,870         13.88%           14.07%

2-D. To Remove the Fundamental Investment Restriction on Short Sales:

                                  % OF TOTAL SHARES    % OF TOTAL
                       SHARES        OUTSTANDING      SHARES VOTED
                      ---------   -----------------   ------------
        For           1,545,165         80.97%           82.10%
        Against          72,001          3.77%            3.83%
        Abstain         264,870         13.88%           14.07%

2-E. To Remove the Fundamental Investment Restriction on Margin Transactions:

                                  % OF TOTAL SHARES    % OF TOTAL
                       SHARES        OUTSTANDING      SHARES VOTED
                      ---------   -----------------   ------------
        For           1,545,165         80.97%           82.10%
        Against          72,001          3.77%            3.83%
        Abstain         264,870         13.88%           14.07%

2-F. To Remove the Fundamental Investment Restriction on Investments in Oil, Gas and Mineral Programs:

                                  % OF TOTAL SHARES    % OF TOTAL
                       SHARES        OUTSTANDING      SHARES VOTED
                      ---------   -----------------   ------------
        For           1,545,165         80.97%           82.10%
        Against          72,001          3.77%            3.83%
        Abstain         264,870         13.88%           14.07%

3. To Change the Portfolio's Investment Objective from Fundamental to Non-Fundamental:

                                  % OF TOTAL SHARES    % OF TOTAL
                       SHARES        OUTSTANDING      SHARES VOTED
                      ---------   -----------------   ------------
        For           1,487,865         77.97%           79.06%
        Against         101,465          5.32%            5.39%
        Abstain         292,705         15.34%           15.55%

4-A. To Amend the Organizational Documents to Allow Involuntary Redemptions:

                                  % OF TOTAL SHARES    % OF TOTAL
                       SHARES        OUTSTANDING      SHARES VOTED
                      ---------   -----------------   ------------
        For           1,488,933         78.03%           79.11%
        Against         112,838          5.91%            6.00%
        Abstain         280,264         14.69%           14.89%

4-B. To Amend the Organizational Documents on Reorganization of the Portfolio or its series Without Shareholder Approval:

                                  % OF TOTAL SHARES    % OF TOTAL
                       SHARES        OUTSTANDING      SHARES VOTED
                      ---------   -----------------   ------------
        For           1,376,833         72.15%           73.16%
        Against         234,122         12.27%           12.44%
        Abstain         271,080         14.21%           14.40%

CREDIT SUISSE TRUST -- LARGE CAP VALUE PORTFOLIO
PRIVACY POLICY NOTICE

   We are committed to maintaining the privacy of every current and prospective customer. We recognize that you entrust important personal information to us, and we wish to assure you that we take seriously our responsibilities in protecting and safeguarding this information.

   In connection with making available investment products and services to current and potential customers, we may obtain nonpublic personal information about you. This information may include your name, address, e-mail address, social security number, account number, assets, income, financial situation, transaction history and other personal information.

   We may collect nonpublic information about you from the following sources:

   - Information we receive on applications, forms, questionnaires, web sites, agreements or in the course of establishing or maintaining a customer relationship; and

   - Information about your transactions with us, our affiliates, or others.

   We do not disclose any nonpublic personal information about our customers or former customers to anyone, except with your consent or as otherwise permitted by law. In cases where we believe that additional products and services may be of interest to you, we may share the information described above with our affiliates. We may also disclose this information to firms that perform services on our behalf. These agents and service providers are required to treat the information confidentially and use it only for the purpose for which it is provided.

   We restrict access to nonpublic personal information about you to those employees, agents or other parties who need to know that information to provide products or services to you or in connection with your investments with or through us. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

   NOTE: THIS NOTICE IS PROVIDED TO CLIENTS AND PROSPECTIVE CLIENTS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM"), CSAM CAPITAL INC., AND CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., AND SHAREHOLDERS AND PROSPECTIVE SHAREHOLDERS IN CSAM SPONSORED AND ADVISED INVESTMENT COMPANIES, INCLUDING CREDIT SUISSE FUNDS, AND OTHER CONSUMERS AND CUSTOMERS, AS APPLICABLE. THIS NOTICE IS NOT INTENDED TO BE INCORPORATED IN ANY OFFERING MATERIALS BUT IS MERELY A STATEMENT OF OUR CURRENT PRIVACY POLICY, AND MAY BE AMENDED FROM TIME TO TIME UPON NOTICE TO YOU. THIS NOTICE IS DATED AS OF MAY 20, 2003.

[CREDIT SUISSE ASSET MANAGEMENT LOGO]

P.O. BOX 55030, BOSTON, MA 02205-5030
800-222-8977 - www.csam-americas.com

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       TRLCV-3-0603

[CREDIT SUISSE ASSET MANAGEMENT LOGO]


CREDIT SUISSE FUNDS

SEMIANNUAL REPORT

JUNE 30, 2003
(UNAUDITED)


CREDIT SUISSE TRUST
- SMALL CAP VALUE PORTFOLIO


CREDIT SUISSE TRUST (THE "TRUST") SHARES ARE NOT AVAILABLE DIRECTLY TO INDIVIDUAL INVESTORS, BUT MAY BE OFFERED ONLY THROUGH CERTAIN INSURANCE PRODUCTS AND PENSION AND RETIREMENT PLANS.

MORE COMPLETE INFORMATION ABOUT THE TRUST, INCLUDING CHARGES AND EXPENSES, IS PROVIDED IN THE PROSPECTUS, WHICH MUST PRECEDE OR ACCOMPANY THIS DOCUMENT AND WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN ADDITIONAL COPIES BY CALLING 800-222-8977 OR BY WRITING TO CREDIT SUISSE TRUST, P.O. BOX 55030, BOSTON, MA 02205-5030.

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR, IS LOCATED AT 466 LEXINGTON AVE., NEW YORK, NY 10017-3140. THE TRUST IS ADVISED BY CREDIT SUISSE ASSET MANAGEMENT, LLC.

THE PORTFOLIO'S INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

RETURNS INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

THE VIEWS OF THE PORTFOLIO'S MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND THE PORTFOLIO HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF JUNE 30, 2003; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

PORTFOLIO SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE.

CREDIT SUISSE TRUST -- SMALL CAP VALUE PORTFOLIO
SEMIANNUAL INVESTMENT ADVISER'S REPORT
June 30, 2003

                                                                   July 22, 2003

Dear Shareholder:

   For the six months ended June 30, 2003, Credit Suisse Trust -- Small Cap Value Portfolio(1) (the "Portfolio") had a gain of 6.95%, versus increases of 17.88% and 16.49%, respectively, for the Russell 2000(R) Index(2) and the Russell 2000(R) Value Index.(3)

   The period was a volatile but ultimately positive one for the U.S. stock market. The threat of war, a soft economy and a clouded profit outlook hampered stocks through much of the period. Equities ended the period on a positive note, however, rallying from mid-March through June in the wake of a seemingly swift and successful U.S.-led mission in Iraq. The quick end to the war supported stocks by lowering risk thresholds in general. It also calmed investors' worries over worst-case scenarios regarding energy costs, a key factor in the economy.

   Against this backdrop, the Portfolio had a gain but underperformed its benchmarks. We generally attribute this to the Portfolio's avoidance of lower-quality companies that had a strong upward bounce in the period after years of poor performance. These included certain technology and telecommunications companies with flat or even negative earnings. On the positive side, the Portfolio's utilities and transportation stocks contributed positively to its return.

   We believe that the U.S. economy has the potential to grow in the year's second half, aided by tax relief, ongoing improvements in corporate balance sheets and a favorable liquidity backdrop (though the magnitude of any recovery is uncertain). Barring a return of heightened geopolitical risk, we think these factors augur well for growth.

   In terms of sector adjustments, we reduced our overweight in the producer durables sector on a stock-specific basis. We remain comfortable with our present level of overweight, however, as we expect the sector to be generally supported by rising capital expenditures over time.

   Elsewhere of note, we are underweighted in the financial-services area, based on our belief that we may be at or near a low in the interest-rate cycle. Financial-services stocks typically have underperformed in rising rate cycles (though past performance is not indicative of future results). We are roughly neutrally weighted in the technology sector; we are looking for purchase candidates in this sector on a highly selective basis.

The Credit Suisse Value Team

Stanley A. Nabi              Scott T. Lewis              Robert E. Rescoe

   INVESTMENTS IN SMALL COMPANIES MAY BE MORE VOLATILE AND LESS LIQUID THAN INVESTMENTS IN LARGER COMPANIES.

   IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE PORTFOLIO'S INVESTMENTS. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE PORTFOLIO COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE PORTFOLIO HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

                  AVERAGE ANNUAL RETURNS AS OF JUNE 30, 2003(1)

          1 YEAR          SINCE INCEPTION          INCEPTION DATE
          ------          ---------------          --------------
          (5.41%)              2.01%                  11/30/01

Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Performance includes the effect of deducting expenses, but does not include charges and expenses attributable to any particular variable contract or Plan. Accordingly, the Prospectus of the sponsoring Participating Insurance Company separate account or Plan documents or other informational materials supplied by Plan sponsors should be carefully reviewed for information on relevant charges and expenses. Excluding these charges and expenses from quotations of performance has the effect of increasing the performance quoted, and the effect of these charges should be considered when comparing performance to that of other mutual funds.


----------
(1) Fee waivers and/or expense reimbursements reduced expenses for the portfolio, without which performance would be lower. Waivers and/or reimbursements may be discontinued any time.
(2) The Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, which represent approximately 8% of the total market capitalization of the Russell 3000(R) Index. It is an unmanaged index of common stocks that includes reinvestment of dividends and is compiled by Frank Russell Company. Investors cannot invest directly in an index.
(3) The Russell 2000(R) Value Index measures the performance of those companies in the Russell 2000(R) Index with lower price-to-book ratios and lower forecasted growth values. It is an unmanaged index of common stocks that includes reinvestment of dividends and is compiled by Frank Russell Company. Investors cannot invest directly in an index.

CREDIT SUISSE TRUST -- SMALL CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2003 (Unaudited)

                                                           NUMBER OF
                                                             SHARES            VALUE
                                                           ----------      ------------
COMMON STOCKS (95.9%)
AEROSPACE & DEFENSE (1.2%)
    DRS Technologies, Inc.*                                     5,870      $    163,890
                                                                           ------------
AUTO COMPONENTS (0.6%)
    Modine Manufacturing Co.                                    4,770            92,395
                                                                           ------------
BANKS (17.8%)
    Alabama National Bancorp.                                   4,700           227,856
    Cullen/Frost Bankers, Inc.                                  4,990           160,179
    First Financial Holdings, Inc.                              9,570           258,773
    FirstFed Financial Corp.*                                   7,360           259,734
    FirstMerit Corp.                                            7,520           171,907
    Hudson United Bancorp.                                      8,310           283,786
    Independent Bank Corp.                                      8,590           194,048
    Prosperity Bancshares, Inc.                                12,400           238,700
    Sky Financial Group, Inc.                                   7,500           162,900
    Susquehanna Bancshares, Inc.                                9,870           230,465
    Webster Financial Corp.                                     9,250           349,650
                                                                           ------------
                                                                              2,537,998
                                                                           ------------
BUILDING PRODUCTS (0.6%)
    Griffon Corp.*                                              5,200            83,200
                                                                           ------------
CHEMICALS (2.4%)
    Cambrex Corp.                                               5,000           115,100
    H.B. Fuller Co.                                            10,570           232,751
                                                                           ------------
                                                                                347,851
                                                                           ------------
COMMERCIAL SERVICES & SUPPLIES (3.7%)
    Banta Corp.                                                 8,380           271,261
    Watson Wyatt & Company Holdings*                           10,930           253,357
                                                                           ------------
                                                                                524,618
                                                                           ------------
CONSTRUCTION & ENGINEERING (1.7%)
    EMCOR Group, Inc.*                                          4,950           244,332
                                                                           ------------
CONTAINERS & PACKAGING (3.1%)
    AptarGroup, Inc.                                            9,580           344,880
    Myers Industries, Inc.                                      9,800            93,100
                                                                           ------------
                                                                                437,980
                                                                           ------------
ELECTRIC UTILITIES (0.9%)
    OGE Energy Corp.                                            6,210           132,708
                                                                           ------------
ELECTRICAL EQUIPMENT (3.5%)
    AMETEK, Inc.                                                3,910           143,302
    Brady Corp.                                                 7,220           240,787
    C&D Technologies, Inc.                                      7,550           108,418
                                                                           ------------
                                                                                492,507
                                                                           ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS (8.8%)
    Electro Scientific Industries, Inc.*                        9,620           145,839
    Littelfuse, Inc.*                                           8,100           181,116

                 See Accompanying Notes to Financial Statements.

                                                           NUMBER OF
                                                             SHARES           VALUE
                                                           ----------      ------------
COMMON STOCKS (CONTINUED)
ELECTRONIC EQUIPMENT & INSTRUMENTS (CONCLUDED)
    Pioneer-Standard Electronics, Inc.                         16,780      $    142,295
    Rogers Corp.*                                               8,670           288,711
    Roper Industries, Inc.                                      2,290            85,188
    Varian, Inc.*                                               8,130           281,867
    Woodhead Industries, Inc.                                  10,310           129,081
                                                                           ------------
                                                                              1,254,097
                                                                           ------------
ENERGY EQUIPMENT & SERVICES (3.9%)
    Oceaneering International, Inc.*                           10,870           277,728
    Varco International, Inc.*                                 14,020           274,792
                                                                           ------------
                                                                                552,520
                                                                           ------------
FOOD & DRUG RETAILING (1.9%)
    Ruddick Corp.                                              16,780           263,782
                                                                           ------------
FOOD PRODUCTS (3.4%)
    Del Monte Foods Co.*                                       24,000           212,160
    Sensient Technologies Corp.                                12,070           277,489
                                                                           ------------
                                                                                489,649
                                                                           ------------
GAS UTILITIES (3.4%)
    National Fuel Gas Co.                                      10,030           261,282
    WGL Holdings, Inc.                                          8,460           225,882
                                                                           ------------
                                                                                487,164
                                                                           ------------
HEALTHCARE EQUIPMENT & SUPPLIES (5.7%)
    Arrow International, Inc.                                   6,800           300,220
    Cooper Companies, Inc.                                      8,040           279,551
    Invacare Corp.                                              6,960           229,680
                                                                           ------------
                                                                                809,451
                                                                           ------------
HEALTHCARE PROVIDERS & SERVICES (0.9%)
    LifePoint Hospitals, Inc.*                                  5,800           121,452
                                                                           ------------
HOTELS, RESTAURANTS & LEISURE (1.7%)
    Marcus Corp.                                               10,060           150,397
    O'Charley's, Inc.*                                          4,400            94,732
                                                                           ------------
                                                                                245,129
                                                                           ------------
HOUSEHOLD DURABLES (1.4%)
    Ethan Allen Interiors, Inc.                                 5,530           194,435
                                                                           ------------
INDUSTRIAL CONGLOMERATES (4.4%)
    Carlisle Companies, Inc.                                    5,660           238,626
    Lydall, Inc.*                                              12,960           138,672
    Teleflex, Inc.                                              5,900           251,045
                                                                           ------------
                                                                                628,343
                                                                           ------------
INSURANCE (4.2%)
    HCC Insurance Holdings, Inc.                                9,100           269,087
    Horace Mann Educators Corp.                                11,990           193,399

                 See Accompanying Notes to Financial Statements.

                                                           NUMBER OF
                                                             SHARES           VALUE
                                                           ----------      ------------
COMMON STOCKS (CONCLUDED)
INSURANCE (CONCLUDED)
    Selective Insurance Group, Inc.                             5,200      $    130,260
                                                                           ------------
                                                                                592,746
                                                                           ------------
IT CONSULTING & SERVICES (1.3%)
    Keane, Inc.*                                               13,140           179,098
                                                                           ------------
MACHINERY (6.2%)
    ESCO Technologies, Inc.*                                    6,430           282,920
    Flowserve Corp.*                                            9,320           183,324
    Graco, Inc.                                                 4,700           150,400
    Robbins & Myers, Inc.                                       5,090            94,165
    The Manitowoc Company, Inc.                                 7,850           175,055
                                                                           ------------
                                                                                885,864
                                                                           ------------
MEDIA (1.8%)
    Harte-Hanks, Inc.                                          13,440           255,360
                                                                           ------------
OIL & GAS (2.3%)
    Denbury Resources, Inc.*                                    4,500            60,435
    Evergreen Resources, Inc.*                                  2,000           108,620
    Houston Exploration Co.*                                    4,500           156,150
                                                                           ------------
                                                                                325,205
                                                                           ------------
PHARMACEUTICALS (1.8%)
    K-V Pharmaceutical Co. Class A*                             9,400           261,320
                                                                           ------------
REAL ESTATE (1.2%)
    Liberty Property Trust                                      5,057           174,972
                                                                           ------------
ROAD & RAIL (2.2%)
    Werner Enterprises, Inc.                                   15,093           319,972
                                                                           ------------
SOFTWARE (2.6%)
    Progress Software Corp.*                                   17,680           366,506
                                                                           ------------
TRADING COMPANIES & DISTRIBUTORS (1.3%)
    MSC Industrial Direct Company, Inc. Class A*               10,570           189,203
                                                                           ------------

TOTAL COMMON STOCKS (Cost $13,142,671)                                       13,653,747
                                                                           ------------

                                                              PAR
                                                             (000)
                                                           ----------
SHORT-TERM INVESTMENT (5.8%)
    State Street Bank and Trust Co. Euro Time Deposit,
    1.063%, 7/01/03
    (Cost $830,000)                                        $      830           830,000
                                                                           ------------

TOTAL INVESTMENTS AT VALUE (101.7%) (Cost $13,972,671)                       14,483,747

LIABILITIES IN EXCESS OF OTHER ASSETS (-1.7%)                                  (241,293)
                                                                           ------------

NET ASSETS (100.0%)                                                        $ 14,242,454
                                                                           ============

----------
* Non-income producing security.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- SMALL CAP VALUE PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2003 (Unaudited)

ASSETS
    Investments at value (Cost $13,972,671) (Note 1)                         $ 14,483,747
    Cash                                                                              132
    Dividend and interest receivable                                               13,521
    Prepaid expenses                                                                1,845
                                                                             ------------
      Total Assets                                                             14,499,245
                                                                             ------------
LIABILITIES
    Advisory fee payable (Note 2)                                                   4,065
    Administrative services fee payable (Note 2)                                    2,605
    Payable for investments purchased                                             224,201
    Payable for portfolio shares redeemed                                           3,872
    Other accrued expenses payable                                                 22,048
                                                                             ------------
      Total Liabilities                                                           256,791
                                                                             ------------
NET ASSETS
    Capital stock, $0.001 par value (Note 5)                                        1,381
    Paid-in capital (Note 5)                                                   14,161,409
    Undistributed net investment income                                            20,291
    Accumulated net realized loss on investments                                 (451,703)
    Net unrealized appreciation from investments                                  511,076
                                                                             ------------
      Net Assets                                                             $ 14,242,454
                                                                             ============
    Shares outstanding                                                          1,380,790
                                                                             ------------
    Net asset value, offering price, and redemption price per share          $      10.31
                                                                             ============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- SMALL CAP VALUE PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2003 (Unaudited)

INVESTMENT INCOME (Note 1)
    Dividends                                                                $     85,776
    Interest                                                                        4,674
                                                                             ------------
      Total investment income                                                      90,450
                                                                             ------------
EXPENSES
    Investment advisory fees (Note 2)                                              53,505
    Administrative services fees (Note 2)                                          11,452
    Legal fees                                                                     23,013
    Printing fees (Note 2)                                                         10,340
    Audit fees                                                                      8,196
    Insurance expense                                                               3,545
    Custodian fees                                                                  1,408
    Trustees' fees                                                                    781
    Transfer agent fees                                                               622
    Interest expense                                                                  153
    Miscellaneous expense                                                             775
                                                                             ------------
      Total expenses                                                              113,790
    Less: fees waived (Note 2)                                                    (34,908)
                                                                             ------------
      Net expenses                                                                 78,882
                                                                             ------------
        Net investment income                                                      11,568
                                                                             ------------
NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS
    Net realized loss from investments                                           (342,238)
    Net change in unrealized appreciation (depreciation) from investments       1,462,487
                                                                             ------------
    Net realized and unrealized gain from investments                           1,120,249
                                                                             ------------
    Net increase in net assets resulting from operations                     $  1,131,817
                                                                             ============

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- SMALL CAP VALUE PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

                                                                           FOR THE SIX MONTHS
                                                                                  ENDED            FOR THE YEAR
                                                                              JUNE 30, 2003            ENDED
                                                                               (UNAUDITED)       DECEMBER 31, 2002
                                                                           ------------------    -----------------
FROM OPERATIONS
  Net investment income                                                    $           11,568    $           9,374
  Net realized loss on investments                                                   (342,238)            (108,869)
  Net change in unrealized appreciation (depreciation) from investments             1,462,487           (1,147,828)
                                                                           ------------------    -----------------
    Net increase (decrease) in net assets resulting from operations                 1,131,817           (1,247,323)
                                                                           ------------------    -----------------
FROM DIVIDENDS
  Dividends from net investment income                                                     --                  (95)
                                                                           ------------------    -----------------
    Net decrease in net assets resulting from dividends                                    --                  (95)
                                                                           ------------------    -----------------
FROM CAPITAL SHARE TRANSACTIONS (Note 5)
  Proceeds from sale of shares                                                      3,985,277            7,137,081
  Reinvestment of dividends                                                                --                   95
  Net asset value of shares redeemed                                                  (59,001)            (134,925)
                                                                           ------------------    -----------------
    Net increase in net assets from capital share transactions                      3,926,276            7,002,251
                                                                           ------------------    -----------------
  Net increase in net assets                                                        5,058,093            5,754,833

NET ASSETS
  Beginning of period                                                               9,184,361            3,429,528
                                                                           ------------------    -----------------
  End of period                                                            $       14,242,454    $       9,184,361
                                                                           ==================    =================
UNDISTRIBUTED NET INVESTMENT INCOME                                        $           20,291    $           8,723
                                                                           ==================    =================

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- SMALL CAP VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS
(For a Share of the Portfolio Outstanding Throughout Each Period)

                                                                                               FOR THE
                                                                  FOR THE SIX                 YEAR ENDED
                                                                 MONTHS ENDED                DECEMBER 31,
                                                                 JUNE 30, 2003      -----------------------------
                                                                  (UNAUDITED)           2002            2001(1)
                                                                 -------------      ------------     ------------
PER SHARE DATA
  Net asset value, beginning of period                           $        9.64      $      10.60     $      10.00
                                                                 -------------      ------------     ------------

INVESTMENT OPERATIONS
  Net investment income                                                   0.01              0.01             0.00(2)
  Net gain (loss) on investments (both realized and unrealized)           0.66             (0.97)            0.60
                                                                 -------------      ------------     ------------
      Total from investment operations                                    0.67             (0.96)            0.60
                                                                 -------------      ------------     ------------
LESS DIVIDENDS
  Dividends from net investment income                                      --              0.00(2)            --
                                                                 -------------      ------------     ------------
NET ASSET VALUE, END OF PERIOD                                   $       10.31      $       9.64     $      10.60
                                                                 =============      ============     ============
      Total return(3)                                                     6.95%            (9.06)%           6.00%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                       $      14,242      $      9,184     $      3,430
    Ratio of expenses to average net assets                               1.29%(4)          1.29%            1.29%(4)
    Ratio of net investment income to average net assets                  0.19%(4)          0.11%            0.03%(4)
    Decrease reflected in above operating
      expense ratios due to waivers/reimbursements                        0.57%(4)          0.84%            7.44%(4)
  Portfolio turnover rate                                                   11%               14%               1%

----------
(1) For the period November 30, 2001 (commencement of operations) through December 31, 2001.

(2) This amount represents less than $0.01 per share.

(3) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(4) Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- SMALL CAP VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2003 (Unaudited)

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Credit Suisse Trust (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940, as amended, and currently offers nine managed investment portfolios of which one, the Small Cap Value Portfolio (the "Portfolio"), is included in this report. The Portfolio is a diversified investment fund that seeks a high level of growth of capital. Shares of the Portfolio are not available directly to individual investors but may be offered only through (a) variable annuity contracts and variable life insurance contracts offered by separate accounts of certain insurance companies and (b) tax-qualified pension and retirement plans. The Portfolio may not be available in connection with a particular contract or plan. The Trust was organized under the laws of the Commonwealth of Massachusetts as a business trust on March 15, 1995.

   A) SECURITY VALUATION -- The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The Portfolio's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees under procedures established by the Board of Trustees in the absence of readily ascertainable market values. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that this method would not represent fair value.

   B) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. The cost of investments sold is determined by use of specific identification method for both financial reporting and income tax purposes.

   C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America ("GAAP").

   D) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Trust's intention to have the Portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

   E) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

   F) SHORT-TERM INVESTMENTS -- The Portfolio, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("CSAM") an indirect, wholly-owned subsidiary of Credit Suisse Group, pool available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Portfolio's custodian, or a money market fund advised by CSAM. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

   G) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan including any accrued interest thereon and 105% of the market value of foreign securities on loan including any accrued interest thereon. Cash collateral received by the Portfolio in connection with securities lending activity is invested in a variety of investments including certain CSAM-advised funds or the AIM Institutional Funds -- Liquid Asset Portfolio. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Portfolio had no securities out on loan during the six months ended June 30, 2003.

   Credit Suisse First Boston ("CSFB"), an affiliate of CSAM, has been engaged by the Portfolio to act as the Portfolio's securities lending agent. Prior to April 1, 2003, CSFB had agreed to charge the Portfolio fees for its securities lending activities equal to its costs in providing services as securities lending agent and had voluntarily waived such fees through March 31, 2003. Effective April 1, 2003, the Portfolio and CSFB entered into an arrangement to share the income earned from securities lending activities, whereby, generally, the Portfolio will receive 75% and CSFB will receive 25% of the income, in accordance with the provisions of the securities lending agency agreement. If CSFB should enter into a securities lending agency agreement with another comparable investment company client under which it will receive a smaller proportion of the fees, its fee agreement with the Portfolio shall be reduced to such lower fee amount.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

   CSAM serves as investment adviser for the Portfolio. For its investment advisory services, CSAM is entitled to receive a fee from the Portfolio based on the following fee schedule:

       AVERAGE DAILY NET ASSETS                    ANNUAL RATE
       ------------------------                    -----------
       First $100 million               .875% of average daily net assets
       Next $100 million                .750% of average daily net assets
       Over $200 million                .500% of average daily net assets

   For the six months ended June 30, 2003, investment advisory fees earned and voluntarily waived were $53,505 and $34,908, respectively.

   Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and SSB serve as co-administrators to the Portfolio.

   For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.10% of the Portfolio's average daily net assets. For the six months ended June 30, 2003, co-administrative services fees earned by CSAMSI were $6,115.

   For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, based upon the following fee schedule calculated in total for all the Credit Suisse Funds/Portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio, subject to an annual minimum fee.

       AVERAGE DAILY NET ASSETS                    ANNUAL RATE
       ------------------------                    -----------
       First $5 billion                 .050% of average daily net assets
       Next $5 billion                  .035% of average daily net assets
       Over $10 billion                 .020% of average daily net assets

   For the six months ended June 30, 2003, co-administrative service fees earned by SSB (including out-of-pocket expenses) were $5,337.

   In addition to serving as the Portfolio's co-administrator, CSAMSI currently serves as distributor of the Portfolio's shares without compensation.

   Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Portfolio to provide certain financial printing and fulfillment services. For the six months ended June 30, 2003, Merrill was paid $3,686 for its services to the Portfolio.

NOTE 3. LINE OF CREDIT

   The Portfolio, together with other funds/portfolios advised by CSAM (collectively, the "Participating Funds"), participates in a $100 million committed, unsecured line of credit facility ("Credit Facility") with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent for temporary or emergency purposes. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. During the six months ended June 30, 2003, the Portfolio had no borrowings under the Credit Facility.

NOTE 4. PURCHASES AND SALES OF SECURITIES

   For the six months ended June 30, 2003, purchases and sales of investment securities (excluding short-term investments) were: $5,215,263 and $1,225,255, respectively.

   At June 30, 2003, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and net unrealized appreciation (depreciation) were $13,972,671, $1,033,162, $(522,086) and $511,076, respectively.

NOTE 5. CAPITAL SHARE TRANSACTIONS

   The Portfolio is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share in two classes of shares: Small Cap Value initial class and Small Cap Value class 2 shares. Transactions in initial class shares of the Portfolio were as follows:

                                               FOR THE SIX MONTHS ENDED     FOR THE YEAR ENDED
                                               JUNE 30, 2003 (UNAUDITED)    DECEMBER 31, 2002
                                               -------------------------    ------------------
  Shares sold                                           434,134                   642,472
  Shares issued in reinvestment of dividends                 --                        10
  Shares redeemed                                        (6,187)                  (13,092)
                                                        -------                   -------
  Net increase                                          427,947                   629,390
                                                        =======                   =======

   No class 2 shares were issued or outstanding during the six months ended June 30, 2003.

   On June 30, 2003, there were no shareholders that held 5% or more of the outstanding shares of the Portfolio.

CREDIT SUISSE TRUST -- SMALL CAP VALUE PORTFOLIO
SHAREHOLDER MEETING RESULTS (UNAUDITED)

   A special meeting of shareholders of the Credit Suisse Trust -- Small Cap Value Portfolio (the "Portfolio") was held at 466 Lexington Avenue, 16th Floor, New York, NY 10017 on April 11, 2003. The following matters were voted upon by the shareholders of the Portfolio and the results are presented below. Shares delivered not voted are included in the total for the proposals. All proposals were approved.

1. To Elect the Following Nominees as Trustees:

                                         FOR        WITHHELD
                                     -----------   ----------
           Richard H. Francis         1,384,466        --
           Jack W. Fritz              1,384,466        --
           Joseph D. Gallagher        1,384,466        --
           Jeffrey E. Garten          1,384,466        --
           Peter F. Krogh             1,384,466        --
           James S. Pasman, Jr.       1,384,466        --
           Steven N. Rappaport        1,384,466        --
           William W. Priest          1,384,466        --

           Total Eligible Shares      1,384,466
           Total Shares Voted         1,384,466
           % of Shares Voted             100.00%

2-A. To Modify the Fundamental Investment Restriction on Borrowing Money:

                                        % OF TOTAL SHARES      % OF TOTAL
                            SHARES         OUTSTANDING        SHARES VOTED
                           ---------    -----------------     ------------
        For                1,384,466         100.00%             100.00%
        Against                   --             --                  --
        Abstain                   --             --                  --
        Broker Non-votes          --             --                  --

2-B. To Modify the Fundamental Investment Restriction on Lending:

                                        % OF TOTAL SHARES      % OF TOTAL
                            SHARES         OUTSTANDING        SHARES VOTED
                           ---------    -----------------     ------------
        For                1,384,466         100.00%             100.00%
        Against                   --             --                  --
        Abstain                   --             --                  --
        Broker Non-votes          --             --                  --

2-C. To Modify the Fundamental Investment Restriction on Real Estate
Investments:

                                        % OF TOTAL SHARES      % OF TOTAL
                            SHARES         OUTSTANDING        SHARES VOTED
                           ---------    -----------------     ------------
        For                1,384,466         100.00%             100.00%
        Against                   --             --                  --
        Abstain                   --             --                  --
        Broker Non-votes          --             --                  --

3. To Change the Portfolio's Investment Objective from Fundamental to Non-Fundamental:

                                        % OF TOTAL SHARES      % OF TOTAL
                            SHARES         OUTSTANDING        SHARES VOTED
                           ---------    -----------------     ------------
        For                1,384,466         100.00%             100.00%
        Against                   --             --                  --
        Abstain                   --             --                  --
        Broker Non-votes          --             --                  --

4-A. To Amend the Organizational Document to Allow Involuntary Redemptions:

                                        % OF TOTAL SHARES      % OF TOTAL
                            SHARES         OUTSTANDING        SHARES VOTED
                           ---------    -----------------     ------------
        For                1,384,466         100.00%             100.00%
        Against                   --             --                  --
        Abstain                   --             --                  --
        Broker Non-votes          --             --                  --

4-B. To Amend the Organizational Document to Allow Mergers Without Shareholder
Approval:

                                        % OF TOTAL SHARES      % OF TOTAL
                            SHARES         OUTSTANDING        SHARES VOTED
                           ---------    -----------------     ------------
        For                1,384,466         100.00%             100.00%
        Against                   --             --                  --
        Abstain                   --             --                  --
        Broker Non-votes          --             --                  --

CREDIT SUISSE TRUST -- SMALL CAP VALUE PORTFOLIO
PRIVACY POLICY NOTICE

   We are committed to maintaining the privacy of every current and prospective customer. We recognize that you entrust important personal information to us, and we wish to assure you that we take seriously our responsibilities in protecting and safeguarding this information.

   In connection with making available investment products and services to current and potential customers, we may obtain nonpublic personal information about you. This information may include your name, address, e-mail address, social security number, account number, assets, income, financial situation, transaction history and other personal information.

   We may collect nonpublic information about you from the following sources:

   - Information we receive on applications, forms, questionnaires, web sites, agreements or in the course of establishing or maintaining a customer relationship; and

   - Information about your transactions with us, our affiliates, or others.

   We do not disclose any nonpublic personal information about our customers or former customers to anyone, except with your consent or as otherwise permitted by law. In cases where we believe that additional products and services may be of interest to you, we may share the information described above with our affiliates. We may also disclose this information to firms that perform services on our behalf. These agents and service providers are required to treat the information confidentially and use it only for the purpose for which it is provided.

   We restrict access to nonpublic personal information about you to those employees, agents or other parties who need to know that information to provide products or services to you or in connection with your investments with or through us. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

   NOTE: THIS NOTICE IS PROVIDED TO CLIENTS AND PROSPECTIVE CLIENTS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM"), CSAM CAPITAL INC., AND CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., AND SHAREHOLDERS AND PROSPECTIVE SHAREHOLDERS IN CSAM SPONSORED AND ADVISED INVESTMENT COMPANIES, INCLUDING CREDIT SUISSE FUNDS, AND OTHER CONSUMERS AND CUSTOMERS, AS APPLICABLE. THIS NOTICE IS NOT INTENDED TO BE INCORPORATED IN ANY OFFERING MATERIALS BUT IS MERELY A STATEMENT OF OUR CURRENT PRIVACY POLICY, AND MAY BE AMENDED FROM TIME TO TIME UPON NOTICE TO YOU. THIS NOTICE IS DATED AS OF MAY 20, 2003.

[CREDIT SUISSE ASSET MANAGEMENT LOGO]

P.O. BOX 55030, BOSTON, MA 02205-5030
800-222-8977 - www.csam-americas.com


CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       TRSCV-3-0603

[CREDIT SUISSE ASSET MANAGEMENT LOGO]


CREDIT SUISSE FUNDS

SEMIANNUAL REPORT

JUNE 30, 2003
(UNAUDITED)


CREDIT SUISSE TRUST
- EMERGING MARKETS PORTFOLIO


CREDIT SUISSE TRUST (THE "TRUST") SHARES ARE NOT AVAILABLE DIRECTLY TO INDIVIDUAL INVESTORS, BUT MAY BE OFFERED ONLY THROUGH CERTAIN INSURANCE PRODUCTS AND PENSION AND RETIREMENT PLANS.

MORE COMPLETE INFORMATION ABOUT THE TRUST, INCLUDING CHARGES AND EXPENSES, IS PROVIDED IN THE PROSPECTUS, WHICH MUST PRECEDE OR ACCOMPANY THIS DOCUMENT AND WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN ADDITIONAL COPIES BY CALLING 800-222-8977 OR BY WRITING TO CREDIT SUISSE TRUST, P.O. BOX 55030, BOSTON, MA 02205-5030.

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR, IS LOCATED AT 466 LEXINGTON AVE., NEW YORK, NY 10017-3140. THE TRUST IS ADVISED BY CREDIT SUISSE ASSET MANAGEMENT, LLC.

THE PORTFOLIO'S INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

RETURNS INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

THE VIEWS OF THE PORTFOLIO'S MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND THE PORTFOLIO HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF JUNE 30, 2003, THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

PORTFOLIO SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE.

CREDIT SUISSE TRUST -- EMERGING MARKETS PORTFOLIO
SEMIANNUAL INVESTMENT ADVISER'S REPORT
June 30, 2003

                                                                   July 22, 2003

Dear Shareholder:

   For the six months ended June 30, 2003, Credit Suisse Trust -- Emerging Markets Portfolio(1) (the "Portfolio") had a gain of 10.22%, versus an increase of 16.14% for the Morgan Stanley Capital International Emerging Markets Free Index.(2)

   The period was generally a positive one for equity markets around the world. Stocks generally struggled in January and February, but market conditions improved when investors' appetite for risk returned in the wake of the swift and seemingly successful end to the Iraq war. With a major market overhang removed, asset classes associated with higher short-term risk and potentially higher long-term rewards were favored; emerging markets outperformed developed markets in this environment.

   The Portfolio lagged its benchmark, which we attribute in part to our position in Asia. In early 2003, we were overweighted in certain Asian markets (e.g., South Korea), based largely on stock-specific factors. During this time, however, these markets were hurt by the emergence of SARS as a local threat, tensions regarding the Korean peninsula, and worries over the region's vulnerability to a weak global economy. While our Asian holdings had a collective gain, they trailed the benchmark's Asia component. Another factor that hampered the Portfolio was its underweighting in Israel. This stance hindered the Portfolio's relative performance, as Israel's market rallied strongly on optimism regarding the outcome of the U.S.-led war on Iraq.

   We made some adjustments to the Portfolio in the period regarding its regional allocation. As noted, we had been overweighted in certain Asian markets in early spring, deeming specific stocks to be compelling in the wake of market declines. Currently, we view our Asian position as being more neutral and fairly diversified.

   We became overweighted in Latin America during the period. While we are aware of the prospects for market disappointment over the reform agenda of the new Lula da Silva administration in Brazil, declining sovereign risks and inflows into Brazilian debt have supported and could continue to support Brazilian equities. We have consequently increased our overweight in Brazil and moved into higher beta stocks (i.e., stocks that tend to outperform in market rallies) in the banking sector. We ended the period with a neutral weighting in Mexico. We maintained a small position in Argentina, adding a steel pipe manufacturer that services the oil and gas sector. We view the company more as a global play, as it has manufacturing operations in other Latin American countries and in Europe.

   We raised our exposure to the Europe, Middle East and African (EMEA) region in the period, though we remained underweighted. Our primary change was to narrow our underweighting in Israel. Much of this reflected our sector-specific views -- in particular our enthusiasm for generic pharmaceutical companies -- as well as our optimism regarding Israel's domestic environment.

   In Russia, positive corporate news within the energy sector there and what we believe are attractive opportunities in other sectors have led us to maintain an overweight in the country. Finally, we were underweighted in South Africa at the end of the period. Our focus there was on resources and mining stocks, which we believe have the potential to benefit from a weaker Rand and rising export volume.

Yaroslaw Aranowicz                      Emily Alejos
Co-Portfolio Manager                    Co-Portfolio Manager

Annabel Betz                            Neil Gregson
Co-Portfolio Manager                    Associate Portfolio Manager

   THE PORTFOLIO MAY INVOLVE A GREATER DEGREE OF RISK THAN OTHER FUNDS THAT SEEK CAPITAL GROWTH BY INVESTING IN LARGER, MORE-DEVELOPED MARKETS. INTERNATIONAL INVESTING ENTAILS SPECIAL RISK CONSIDERATIONS, INCLUDING CURRENCY FLUCTUATIONS, LOWER LIQUIDITY, ECONOMIC AND POLITICAL RISKS, AND DIFFERENCES IN ACCOUNTING METHODS; THESE RISKS ARE GENERALLY HEIGHTENED FOR EMERGING-MARKET INVESTMENTS.

   IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE PORTFOLIO'S INVESTMENTS. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE PORTFOLIO COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE PORTFOLIO HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

                  AVERAGE ANNUAL RETURNS AS OF JUNE 30, 2003(1)

   1 YEAR              5 YEARS           SINCE INCEPTION         INCEPTION DATE
   ------              -------           ---------------          -------------
   (3.67%)             (1.04%)               (1.81%)                12/31/97

Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance includes the effect of deducting expenses, but does not include charges and expenses attributable to any particular variable contract or Plan. Accordingly, the Prospectus of the sponsoring Participating Insurance Company separate account or Plan documents or other informational materials supplied by Plan sponsors should be carefully reviewed for information on relevant charges and expenses. Excluding these charges and expenses from quotations of performance has the effect of increasing the performance quoted, and the effect of these charges should be considered when comparing performance to that of other mutual funds.


----------
(1) Fee waivers and/or expense reimbursements reduced expenses for the Portfolio, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.
(2) The Morgan Stanley Capital International EMF (Emerging Markets Free) Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. It is the exclusive property of Morgan Stanley Capital International Inc. Investors cannot invest directly in an index.

CREDIT SUISSE TRUST -- EMERGING MARKETS PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2003 (Unaudited)

                                                                    NUMBER OF
                                                                      SHARES         VALUE
                                                                   ------------   ------------
COMMON STOCKS (95.5%)
BRAZIL (7.2%)
AEROSPACE & DEFENSE (0.5%)
    Empresa Brasileira de Aeronautica SA ADR                             12,400   $    236,840
                                                                                  ------------
BEVERAGES (1.7%)
    Companhia de Bebidas das Americas ADR                                39,800        809,930
                                                                                  ------------
DIVERSIFIED TELECOMMUNICATION SERVICES (1.0%)
    Brasil Telecom Participacoes SA ADR                                   6,600        247,170
    Tele Norte Leste Participacoes SA ADR                                21,200        247,616
                                                                                  ------------
                                                                                       494,786
                                                                                  ------------
FOOD & DRUG RETAILING (0.9%)
    Companhia Brasileira de Distribuicao Grupo Pao de Acucar ADR         28,800        441,792
                                                                                  ------------
METALS & MINING (1.1%)
    Companhia Vale do Rio Doce ADR Class A                               20,200        560,550
                                                                                  ------------
OIL & GAS (2.0%)
    Petroleo Brasileiro SA - Petrobras ADR                               55,500        985,680
                                                                                  ------------
TOTAL BRAZIL                                                                         3,529,578
                                                                                  ------------
CHILE (0.7%)
DIVERSIFIED TELECOMMUNICATION SERVICES (0.7%)
    Compania de Telecomunicaciones de Chile SA ADR                       28,900        341,020
                                                                                  ------------
TOTAL CHILE                                                                            341,020
                                                                                  ------------
CHINA (1.5%)
DIVERSIFIED TELECOMMUNICATION SERVICES (1.0%)
    China Telecom Corporation, Ltd.                                   2,071,000        475,381
                                                                                  ------------
OIL & GAS (0.5%)
    PetroChina Company, Ltd.                                            854,000        257,356
                                                                                  ------------
TOTAL CHINA                                                                            732,737
                                                                                  ------------
CZECH REPUBLIC (0.7%)
INDUSTRIAL CONGLOMERATES (0.7%)
    Cesky Telecom AS GDR                                                 30,000        363,000
                                                                                  ------------
TOTAL CZECH REPUBLIC                                                                   363,000
                                                                                  ------------
HONG KONG (3.7%)
COMPUTERS & PERIPHERALS (0.5%)
    Legend Group, Ltd.                                                  754,000        251,393
                                                                                  ------------
INDUSTRIAL CONGLOMERATES (2.0%)
    China Merchants Holdings International Company, Ltd.              1,088,000        976,642
                                                                                  ------------
OIL & GAS (0.5%)
    CNOOC, Ltd.                                                         168,000        245,597
                                                                                  ------------
PHARMACEUTICALS (0.7%)
    China Pharmaceutical Group, Ltd.                                    979,000        329,549
                                                                                  ------------
TOTAL HONG KONG                                                                      1,803,181
                                                                                  ------------

                 See Accompanying Notes to Financial Statements.

                                                                    NUMBER OF
                                                                      SHARES         VALUE
                                                                   ------------   ------------
COMMON STOCKS (CONTINUED)
HUNGARY (2.2%)
PHARMACEUTICALS (2.2%)
    Gedeon Richter Rt.                                                   15,400   $  1,086,266
                                                                                  ------------
TOTAL HUNGARY                                                                        1,086,266
                                                                                  ------------
INDIA (4.8%)
BANKS (1.9%)
    State Bank of India, Ltd. GDR                                        45,700        936,850
                                                                                  ------------
CHEMICALS (0.6%)
    Reliance Industries, Ltd. GDR++                                      19,200        279,360
                                                                                  ------------
PHARMACEUTICALS (2.3%)
    Dr. Reddy's Laboratories, Ltd. ADR                                   26,100        608,391
    Ranbaxy Laboratories, Ltd. GDR                                       28,800        550,080
                                                                                  ------------
                                                                                     1,158,471
                                                                                  ------------
TOTAL INDIA                                                                          2,374,681
                                                                                  ------------
INDONESIA (0.2%)
BANKS (0.2%)
    PT Bank Mandiri*                                                  1,415,000        116,930
                                                                                  ------------
TOTAL INDONESIA                                                                        116,930
                                                                                  ------------
ISRAEL (3.6%)
INTERNET SOFTWARE & SERVICES (1.0%)
    Check Point Software Technologies, Ltd.*                             25,400        496,570
                                                                                  ------------
PHARMACEUTICALS (2.6%)
    Teva Pharmaceutical Industries, Ltd. ADR                             22,300      1,269,539
                                                                                  ------------
TOTAL ISRAEL                                                                         1,766,109
                                                                                  ------------
LUXEMBOURG (0.5%)
ENERGY EQUIPMENT & SERVICES (0.5%)
    Tenaris SA ADR                                                        9,100        232,050
                                                                                  ------------
TOTAL LUXEMBOURG                                                                       232,050
                                                                                  ------------
MALAYSIA (4.7%)
BANKS (2.5%)
    Public Bank Berhad                                                1,567,915      1,246,080
                                                                                  ------------
HOTELS, RESTAURANTS & LEISURE (1.7%)
    Genting Berhad                                                      207,022        817,192
                                                                                  ------------
WIRELESS TELECOMMUNICATION SERVICES (0.5%)
    Maxis Communications Berhad                                         155,000        232,500
                                                                                  ------------
TOTAL MALAYSIA                                                                       2,295,772
                                                                                  ------------

                 See Accompanying Notes to Financial Statements.

                                                                    NUMBER OF
                                                                      SHARES         VALUE
                                                                   ------------   ------------
COMMON STOCKS (CONTINUED)
MEXICO (8.9%)
BEVERAGES (1.0%)
    Fomento Economico Mexicano, SA de CV ADR                             12,200   $    502,640
                                                                                  ------------
DIVERSIFIED TELECOMMUNICATION SERVICES (2.9%)
    Telefonos de Mexico SA de CV ADR                                     45,200      1,420,184
                                                                                  ------------
MEDIA (0.7%)
    Grupo Televisa SA ADR                                                10,600        365,700
                                                                                  ------------
MULTILINE RETAIL (1.8%)
    Wal-Mart de Mexico SA de CV ADR                                      29,400        868,967
                                                                                  ------------
WIRELESS TELECOMMUNICATION SERVICES (2.5%)
    America Movil SA de CV ADR, Series L                                 64,858      1,216,087
                                                                                  ------------
TOTAL MEXICO                                                                         4,373,578
                                                                                  ------------
RUSSIA (8.4%)
INDUSTRIAL CONGLOMERATES (4.6%)
    Mining and Metallurgical Company Norilsk Nickel ADR                  13,800        480,240
    YUKOS ADR                                                            32,250      1,794,712
                                                                                  ------------
                                                                                     2,274,952
                                                                                  ------------
OIL & GAS (1.7%)
    Gazprom ADR                                                          45,300        851,640
                                                                                  ------------
WIRELESS TELECOMMUNICATION SERVICES (2.1%)
    AO VimpelCom ADR                                                     21,700      1,007,748
                                                                                  ------------
TOTAL RUSSIA                                                                         4,134,340
                                                                                  ------------
SOUTH AFRICA (7.3%)
BANKS (4.0%)
    ABSA Group Ltd.                                                      54,000        252,671
    FirstRand, Ltd.                                                     624,700        635,514
    Standard Bank Group, Ltd.                                           245,189      1,070,865
                                                                                  ------------
                                                                                     1,959,050
                                                                                  ------------
METALS & MINING (1.7%)
    Gold Fields, Ltd.                                                    30,309        361,488
    Harmony Gold Mining Company, Ltd.                                    35,300        462,990
                                                                                  ------------
                                                                                       824,478
                                                                                  ------------
OIL & GAS (0.4%)
    Sasol, Ltd.                                                          19,700        219,166
                                                                                  ------------
WIRELESS TELECOMMUNICATION SERVICES (1.2%)
    Telkom South Africa, Ltd.*                                          111,170        573,613
                                                                                  ------------
TOTAL SOUTH AFRICA                                                                   3,576,307
                                                                                  ------------

                 See Accompanying Notes to Financial Statements.

                                                                    NUMBER OF
                                                                      SHARES         VALUE
                                                                   ------------   ------------
COMMON STOCKS (CONTINUED)
SOUTH KOREA (21.3%)
AUTOMOBILES (1.3%)
    Hyundai Motor Company, Ltd.                                          23,320   $    616,921
                                                                                  ------------
CHEMICALS (2.1%)
    LG Chemical, Ltd.                                                    25,480      1,023,893
                                                                                  ------------
DIVERSIFIED TELECOMMUNICATION SERVICES (1.0%)
    KT Corp.                                                             12,610        492,999
                                                                                  ------------
MACHINERY (2.0%)
    Daewoo Shipbuilding & Marine Engineering Company, Ltd.*             115,170        973,811
                                                                                  ------------
MEDIA (0.4%)
    Cheil Communication, Inc.                                             2,060        202,637
                                                                                  ------------
MULTILINE RETAIL (1.1%)
    Shinsegae Company, Ltd.                                               3,300        515,236
                                                                                  ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (8.6%)
    Samsung Electronics Company, Ltd.                                    14,216      4,224,931
                                                                                  ------------
TOBACCO (2.2%)
    KT&G Corp.                                                           66,540      1,097,395
                                                                                  ------------
WIRELESS TELECOMMUNICATION SERVICES (2.6%)
    SK Telecom Company, Ltd. ADR                                         67,700      1,276,822
                                                                                  ------------
TOTAL SOUTH KOREA                                                                   10,424,645
                                                                                  ------------
TAIWAN (12.8%)
BANKS (0.5%)
    Chinatrust Financial Holding Company, Ltd.                          296,923        239,357
                                                                                  ------------
COMPUTERS & PERIPHERALS (2.3%)
    Compal Electronics, Inc.                                            823,000      1,103,358
                                                                                  ------------
DIVERSIFIED FINANCIALS (1.4%)
    Fubon Financial Holding Company, Ltd.*                              859,000        687,498
                                                                                  ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS (0.7%)
    Hon Hai Precision Industry Company, Ltd.                            100,478        364,345
                                                                                  ------------
MARINE (1.3%)
    Wan Hai Lines, Ltd.                                                 714,000        631,274
                                                                                  ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (6.6%)
    MediaTek, Inc.                                                      101,000      1,012,627
    Taiwan Semiconductor Manufacturing Company, Ltd.*                 1,199,128      1,974,871
    United Microelectronics Corp.*                                      394,000        253,863
                                                                                  ------------
                                                                                     3,241,361
                                                                                  ------------
TOTAL TAIWAN                                                                         6,267,193
                                                                                  ------------

                 See Accompanying Notes to Financial Statements.

                                                                     NUMBER OF
                                                                       SHARES        VALUE
                                                                   ------------   ------------
COMMON STOCKS (CONCLUDED)
THAILAND (2.3%)
BANKS (1.0%)
    Siam Commercial Bank Public Company, Ltd.*                          578,808   $    495,649
                                                                                  ------------
CONSTRUCTION MATERIALS (1.3%)
    Siam Cement Public Company, Ltd.                                    154,400        617,012
                                                                                  ------------
TOTAL THAILAND                                                                       1,112,661
                                                                                  ------------
TURKEY (0.7%)
BANKS (0.7%)
    Akbank T.A.S                                                    106,854,409        316,550
                                                                                  ------------
TOTAL TURKEY                                                                           316,550
                                                                                  ------------
UNITED KINGDOM (4.0%)
METALS & MINING (4.0%)
    Anglo American PLC                                                  128,300      1,979,852
                                                                                  ------------
TOTAL UNITED KINGDOM                                                                 1,979,852
                                                                                  ------------

TOTAL COMMON STOCKS (Cost $38,470,884)                                              46,826,450
                                                                                  ------------
PREFERRED STOCK (1.2%)
BRAZIL (1.2%)
BANKS (1.2%)
    Banco Itau Holding Financeira SA (Cost $545,023)                  8,520,000        565,783
                                                                                  ------------
RIGHTS (0.0%)
THAILAND (0.0%)
DIVERSIFIED TELECOMMUNICATION SERVICES (0.0%)
    TelecomAsia Corp. Public Company, Ltd.* (Cost $0)                    50,021          2,419
                                                                                  ------------

                                                                       PAR
                                                                      (000)
                                                                   ------------
SHORT-TERM INVESTMENT (2.4%)
    State Street Bank and Trust Co. Euro Time Deposit, 1.063%,
    7/01/03 (Cost $1,191,000)                                      $      1,191      1,191,000
                                                                                  ------------

TOTAL INVESTMENTS AT VALUE (99.1%) (Cost $40,206,907)                               48,585,652

OTHER ASSETS IN EXCESS OF LIABILITIES (0.9%)                                           432,561
                                                                                  ------------

NET ASSETS (100.0%)                                                               $ 49,018,213
                                                                                  ============

                          INVESTMENT ABBREVIATIONS
                        ADR = American Depository Receipt
                        GDR = Global Depository Receipt

----------
 * Non-income producing security.
++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2003, these securities amounted to a value of $279,360 or 0.6% of net assets.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- EMERGING MARKETS PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2003 (Unaudited)

ASSETS
    Investments at value (Cost $40,206,907) (Note 1)                                              $ 48,585,652
    Cash                                                                                                   818
    Foreign currency at value (Cost $422,326)                                                          422,597
    Receivable for portfolio shares sold                                                                67,181
    Dividend and interest receivable                                                                   100,979
    Receivable for investments sold                                                                    894,999
    Prepaid expenses                                                                                     3,655
                                                                                                  ------------
      Total Assets                                                                                  50,075,881
                                                                                                  ------------
LIABILITIES
    Advisory fee payable (Note 2)                                                                       34,954
    Administrative services fee payable (Note 2)                                                         8,651
    Payable for portfolio shares redeemed                                                               26,949
    Payable for investments purchased                                                                  906,685
    Other accrued expenses payable                                                                      80,429
                                                                                                  ------------
      Total Liabilities                                                                              1,057,668
                                                                                                  ------------
NET ASSETS
    Capital stock, $0.001 par value (Note 5)                                                             5,979
    Paid-in capital (Note 5)                                                                        63,766,757
    Undistributed net investment income                                                                319,292
    Accumulated net realized loss on investments and foreign currency transactions                 (23,418,962)
    Net unrealized appreciation from investments and foreign currency translations                   8,345,147
                                                                                                  ------------
      Net Assets                                                                                  $ 49,018,213
                                                                                                  ============
    Shares outstanding                                                                               5,978,619
                                                                                                  ------------
    Net asset value, offering price, and redemption price per share                               $       8.20
                                                                                                  ============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- EMERGING MARKETS PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2003 (Unaudited)

INVESTMENT INCOME (Note 1)
    Dividends                                                                                     $    703,320
    Interest                                                                                            11,971
    Foreign taxes withheld                                                                             (80,038)
                                                                                                  ------------
      Total investment income                                                                          635,253
                                                                                                  ------------
EXPENSES
    Investment advisory fees (Note 2)                                                                  271,925
    Administrative services fees (Note 2)                                                               36,501
    Printing fees (Note 2)                                                                              22,175
    Custodian fees                                                                                      19,886
    Legal fees                                                                                          16,828
    Audit fees                                                                                           9,248
    Insurance expense                                                                                    4,152
    Transfer agent fees                                                                                  2,933
    Registration fees                                                                                    1,547
    Interest expense                                                                                       935
    Trustees' fees                                                                                         792
    Miscellaneous expense                                                                                2,168
                                                                                                  ------------
      Total expenses                                                                                   389,090
    Less: fees waived (Note 2)                                                                         (84,535)
                                                                                                  ------------
      Net expenses                                                                                     304,555
                                                                                                  ------------
        Net investment income                                                                          330,698
                                                                                                  ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND
  FOREIGN CURRENCY RELATED ITEMS
    Net realized loss from investments                                                              (2,173,293)
    Net realized loss from foreign currency transactions                                              (158,933)
    Net change in unrealized appreciation (depreciation) from investments                            6,789,287
    Net change in unrealized appreciation (depreciation) from foreign currency translations            (26,033)
                                                                                                  ------------
    Net realized and unrealized gain from investments and foreign currency related items             4,431,028
                                                                                                  ------------
    Net increase in net assets resulting from operations                                          $  4,761,726
                                                                                                  ============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- EMERGING MARKETS PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

                                                                          FOR THE SIX MONTHS
                                                                                 ENDED               FOR THE YEAR
                                                                             JUNE 30, 2003              ENDED
                                                                              (UNAUDITED)          DECEMBER 31, 2002
                                                                         --------------------    --------------------
FROM OPERATIONS
  Net investment income                                                  $            330,698    $             58,993
  Net realized loss from investments and foreign
    currency transactions                                                          (2,332,226)             (6,268,685)
  Net change in unrealized appreciation (depreciation) from
    investments and foreign currency translations                                   6,763,254                (287,244)
                                                                         --------------------    --------------------
    Net increase (decrease) in net assets resulting from operations                 4,761,726              (6,496,936)
                                                                         --------------------    --------------------
FROM DIVIDENDS
  Dividends from net investment income                                                     --                 (92,763)
                                                                         --------------------    --------------------
FROM CAPITAL SHARE TRANSACTIONS (Note 5)
  Proceeds from sale of shares                                                     27,683,192             129,411,936
  Reinvestment of dividends                                                                --                  92,763
  Net asset value of shares redeemed                                              (27,294,112)           (117,378,658)
                                                                         --------------------    --------------------
    Net increase in net assets from capital share transactions                        389,080              12,126,041
                                                                         --------------------    --------------------
  Net increase in net assets                                                        5,150,806               5,536,342

NET ASSETS
  Beginning of period                                                              43,867,407              38,331,065
                                                                         --------------------    --------------------
  End of period                                                          $         49,018,213    $         43,867,407
                                                                         ====================    ====================
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)                               $            319,292    $            (11,406)
                                                                         ====================    ====================

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- EMERGING MARKETS PORTFOLIO
FINANCIAL HIGHLIGHTS
(For a Share of the Portfolio Outstanding Throughout Each Period)

                                                 FOR THE SIX
                                                MONTHS ENDED                       FOR THE YEAR ENDED DECEMBER 31,
                                                JUNE 30, 2003      ---------------------------------------------------------------
                                                 (UNAUDITED)          2002         2001         2000         1999          1998
                                                -------------      ----------   ----------   ----------   ----------    ----------
PER SHARE DATA
  Net asset value, beginning of period          $        7.44      $     8.43   $     9.33   $    14.18   $     8.19    $    10.00
                                                -------------      ----------   ----------   ----------   ----------    ----------

INVESTMENT OPERATIONS
  Net investment income                                  0.06            0.01         0.06         0.23         0.05(1)       0.10
  Net gain (loss) on investments
    and foreign currency related items
    (both realized and unrealized)                       0.70           (0.98)       (0.96)       (4.70)        6.56         (1.83)
                                                -------------      ----------   ----------   ----------   ----------    ----------
      Total from investment operations                   0.76           (0.97)       (0.90)       (4.47)        6.61         (1.73)
                                                -------------      ----------   ----------   ----------   ----------    ----------

LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                     --           (0.02)          --        (0.20)       (0.04)        (0.08)
  Distributions from net realized gains                    --              --           --        (0.15)       (0.58)           --
  Return of capital                                        --              --           --        (0.03)          --            --
                                                -------------      ----------   ----------   ----------   ----------    ----------
      Total dividends and distributions                    --           (0.02)          --        (0.38)       (0.62)        (0.08)
                                                -------------      ----------   ----------   ----------   ----------    ----------
NET ASSET VALUE, END OF PERIOD                  $        8.20      $     7.44   $     8.43   $     9.33   $    14.18    $     8.19
                                                =============      ==========   ==========   ==========   ==========    ==========
      Total return(2)                                   10.22%         (11.56)%      (9.65)%     (31.55)%      81.40%       (17.30)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)      $      49,018      $   43,867   $   38,331   $   32,604   $   16,781    $    2,696
    Ratio of expenses to average net asset(3)            1.40%(4)        1.40%        1.40%        1.42%        1.42%         1.40%
    Ratio of net investment income (loss)
      to average net assets                              1.52%(4)        0.13%        0.63%        2.45%       (0.19)%        2.09%
    Decrease reflected in above operating
      expense ratios due to
      waivers/ reimbursements                            0.39%(4)        0.44%        0.49%        0.27%        1.73%         6.81%
  Portfolio Turnover Rate                                 101%            128%         130%         208%         145%           21%

----------
(1) Per share information is calculated using the average shares outstanding method.

(2) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(3) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Portfolio's net expense ratio by .00%, .02%, .02%, and .00% for each of the years ended December 31, 2001, 2000, 1999 and 1998, respectively. The Portfolio's net operating expense ratio after reflecting these arrangements was 1.40% for each of the years ended December 31, 2001, 2000, 1999 and 1998, respectively. For the six months ended June 30, 2003 and the year ended December 31, 2002, there were no transfer agent credits.

(4) Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- EMERGING MARKETS PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2003 (Unaudited)

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Credit Suisse Trust (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940, as amended, and currently offers nine managed investment portfolios of which one, the Emerging Markets Portfolio (the "Portfolio"), is included in this report. The Portfolio is a non-diversified investment fund that seeks long-term growth of capital. Shares of the Portfolio are not available directly to individual investors but may be offered only through (a) variable annuity contracts and variable life insurance contracts offered by separate accounts of certain insurance companies and (b) tax-qualified pension and retirement plans. The Portfolio may not be available in connection with a particular contract or plan. The Trust was organized under the laws of the Commonwealth of Massachusetts as a business trust on March 15, 1995.

   A) SECURITY VALUATION -- The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The Portfolio's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees under procedures established by the Board of Trustees in the absence of readily ascertainable market values. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that this method would not represent fair value.

   B) FOREIGN CURRENCY TRANSACTIONS -- The books and records of the Portfolio are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Portfolio does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Portfolio isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

   C) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

   D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America ("GAAP").

   E) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Trust's intention to have the Portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

   F) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

   G) SHORT-TERM INVESTMENTS -- The Portfolio, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("CSAM"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pool available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Portfolio's custodian, or a money market fund advised by CSAM. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

   H) FORWARD FOREIGN CURRENCY CONTRACTS -- The Portfolio may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. The Portfolio will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. At June 30, 2003, the Portfolio had no open forward foreign currency contracts.

   I) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan including any accrued interest thereon and 105% of the market value of foreign securities on loan including any accrued interest thereon. Cash collateral received by the Portfolio in connection with securities lending activity may be invested in a variety of investments including certain CSAM -- advised funds or the AIM Institutional Funds -- Liquid Assets Portfolio. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Portfolio had no securities out on loan during the six months ended June 30, 2003.

   Credit Suisse First Boston ("CSFB"), an affiliate of CSAM, has been engaged by the Portfolio to act as the Portfolio's securities lending agent. Prior to April 1, 2003, CSFB had agreed to charge the Portfolio fees for its securities lending activities equal to its costs in providing services as securities lending agent and had voluntarily waived such fees through March 31, 2003. Effective April 1, 2003, the Portfolio and CSFB entered into an arrangement to share the income earned from securities lending activities, whereby, generally, the Portfolio will receive 75% and CSFB will receive 25% of the income, in accordance with the provisions of the securities lending agency agreement. If CSFB should enter into a securities lending agency agreement with another comparable investment company client under which it will receive a smaller proportion of the fees, its fee agreement with the Portfolio shall be reduced to such lower fee amount.

   J) OTHER -- The Portfolio may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risk (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

   The Portfolio's investments in securities of issuers located in less developed countries considered to be "emerging markets" involve risks in addition to those generally applicable to foreign securities. Focusing on emerging (less developed) markets involves higher levels of risk, including increased currency, information, liquidity, market, political and valuation risks. Deficiencies in regulatory oversight, market infrastructure, shareholder protections and company laws could expose the Portfolio to operational and other risks as well. Some countries may have restrictions that could limit the Portfolio's access to attractive investment opportunities. Additionally, emerging markets often face serious economic problems (such as high external debt, inflation and unemployment) that could subject the Portfolio to increased volatility or substantial declines in value.

   The Portfolio may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolio accrues such taxes when the related income or capital gains are earned.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

   CSAM serves as investment adviser for the Portfolio. For its investment advisory services, CSAM is entitled to receive a fee from the Portfolio at an annual rate of 1.25% of the Portfolio's average daily net assets. For the six months ended June 30, 2003, investment advisory fees earned and voluntarily waived were $271,925 and $84,535, respectively.

   Credit Suisse Asset Management Limited (CSAM U.K.) ("CSAM Ltd. U.K.") and Credit Suisse Asset Management Limited (CSAM Australia) ("CSAM Ltd. Australia"), affiliates of CSAM, are sub-investment advisers to the Portfolio. CSAM Ltd. U.K. and CSAM Ltd. Australia's sub-investment advisory fees are paid by CSAM out of CSAM's net advisory fee and are not paid by the Portfolio.

   Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and SSB serve as co-administrators to the Portfolio.

   For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.10% of the Portfolio's average daily net assets. For the six months ended June 30, 2003, co-administrative services fees earned by CSAMSI were $21,754.

   For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, based upon the following fee schedule calculated in total for all the Credit Suisse Funds/Portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio subject to an annual minimum fee.

           AVERAGE DAILY NET ASSETS                        ANNUAL RATE
           ------------------------                        -----------
           First $5 billion                    .050% of average daily net assets
           Next $5 billion                     .035% of average daily net assets
           Over $10 billion                    .020% of average daily net assets

   For the six months ended June 30, 2003, co-administrative service fees earned by SSB (including out-of-pocket expenses) were $14,747.

   In addition to serving as the Portfolio's co-administrator, CSAMSI currently serves as distributor of the Portfolio's shares without compensation.

   Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Portfolio to provide certain financial printing and fulfillment services. For the six months ended June 30, 2003, Merrill was paid $8,305 for its services to the Portfolio.

NOTE 3. LINE OF CREDIT

   The Portfolio, together with other funds/portfolios advised by CSAM (collectively, the "Participating Funds"), participated in a $100 million committed, unsecured line of credit facility ("Credit Facility") with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent for temporary or emergency purposes. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on the borrowings at the Federal Funds rate plus 0.50%. At June 30, 2003, there were no loans outstanding for the Portfolio under the Credit Facility. During the six months ended June 30, 2003, the Portfolio had borrowings under the Credit Facility as follows:

           AVERAGE DAILY        WEIGHTED AVERAGE            MAXIMUM DAILY
           LOAN BALANCE          INTEREST RATE%           LOAN OUTSTANDING
           -------------        ----------------          -----------------
            $ 1,066,200              1.766%                 $ 1,376,000

NOTE 4. PURCHASES AND SALES OF SECURITIES

   For the six months ended June 30, 2003, purchases and sales of investment securities (excluding short-term investments) were $42,928,202 and $42,361,890, respectively.

   At June 30, 2003, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation (depreciation) from investments were: $40,206,907, $8,440,018, $(61,273) and $8,378,745, respectively.

NOTE 5. CAPITAL SHARE TRANSACTIONS

   The Portfolio is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. Transactions in capital shares of the Portfolio were as follows:

                                               FOR THE SIX MONTHS ENDED     FOR THE YEAR ENDED
                                               JUNE 30, 2003 (UNAUDITED)     DECEMBER 31, 2002
                                               -------------------------    ------------------
  Shares sold                                          3,809,900               14,893,040
  Shares issued in reinvestment of dividends                  --                   12,158
  Shares redeemed                                     (3,724,949)             (13,557,723)
                                                      ----------              -----------
  Net increase                                            84,951                1,347,475
                                                      ==========              ===========

   On June 30, 2003, the number of shareholders that held 5% or more of the outstanding shares of the Portfolio were as follows:

                            NUMBER OF     APPROXIMATE PERCENTAGE
                          SHAREHOLDERS     OF OUTSTANDING SHARES
                          ------------    -----------------------
                               5                    90%

   Some of the shareholders are comprised of omnibus accounts, which are held on behalf of several individual shareholders.

CREDIT SUISSE TRUST -- EMERGING MARKETS PORTFOLIO
SHAREHOLDER MEETING RESULTS (UNAUDITED)

   A special meeting of shareholders of the Credit Suisse Trust -- Emerging Markets Portfolio (the "Portfolio") was held at 466 Lexington Avenue, 16th Floor, New York, NY 10017 on April 11, 2003. The following matters were voted upon by the shareholders of the Portfolio and the results are presented below. Shares delivered not voted are included in the total for the proposals. All proposals were approved.

1. To Elect the Following Nominees as Trustees:

                                         FOR                   WITHHELD
                                       ---------              ----------
           Richard H. Francis          5,378,858               303,000
           Jack W. Fritz               5,388,897               292,962
           Joseph D. Gallagher         5,377,116               304,742
           Jeffrey E. Garten           5,393,289               288,570
           Peter F. Krogh              5,381,157               300,701
           James S. Pasman, Jr.        5,362,784               319,074
           Steven N. Rappaport         5,383,304               298,555
           William W. Priest           5,384,608               297,250

           Total Eligible Shares       5,856,635
           Total Shares Voted          5,681,858
           % of Shares Voted               97.02%

2-A. To Modify the Fundamental Investment Restriction on Borrowing Money:

                                    % OF TOTAL SHARES     % OF TOTAL
                        SHARES         OUTSTANDING       SHARES VOTED
                      ---------     -----------------    ------------
        For           4,786,602           81.73%            84.25%
        Against         387,174            6.61%             6.81%
        Abstain         508,083            8.68%             8.94%

2-B. To Modify the Fundamental Investment Restriction on Lending:

                                    % OF TOTAL SHARES     % OF TOTAL
                        SHARES         OUTSTANDING       SHARES VOTED
                      ---------     -----------------    ------------
        For           4,783,981           81.69%            84.20%
        Against         389,795            6.66%             6.86%
        Abstain         508,083            8.68%             8.94%

2-C. To Modify the Fundamental Investment Restriction on Real Estate
Investments:

                                    % OF TOTAL SHARES     % OF TOTAL
                        SHARES         OUTSTANDING       SHARES VOTED
                      ---------     -----------------    ------------
        For           4,814,669           82.21%            84.74%
        Against         395,482            6.75%             6.96%
        Abstain         471,708            8.05%             8.30%

2-D. To Remove the Fundamental Investment Restriction on Short Sales:

                                    % OF TOTAL SHARES     % OF TOTAL
                        SHARES         OUTSTANDING       SHARES VOTED
                      ---------     -----------------    ------------
        For           4,783,066           81.67%            84.18%
        Against         399,680            6.83%             7.04%
        Abstain         499,113            8.52%             8.78%

2-E. To Remove the Fundamental Investment Restriction on Margin Transactions:

                                    % OF TOTAL SHARES     % OF TOTAL
                        SHARES         OUTSTANDING       SHARES VOTED
                      ---------     -----------------    ------------
        For           4,783,231           81.67%            84.18%
        Against         399,357            6.82%             7.03%
        Abstain         499,270            8.53%             8.79%

2-F. To Remove the Fundamental Investment Restriction on Investments in Oil, Gas, and Mineral Programs:

                                    % OF TOTAL SHARES     % OF TOTAL
                        SHARES         OUTSTANDING       SHARES VOTED
                      ---------     -----------------    ------------
        For           4,817,956           82.27%            84.80%
        Against         392,195            6.70%             6.90%
        Abstain         471,708            8.05%             8.30%

3. To Change the Portfolio's Investment Objective from Fundamental to Non-Fundamental:

                                    % OF TOTAL SHARES     % OF TOTAL
                        SHARES         OUTSTANDING       SHARES VOTED
                      ---------     -----------------    ------------
        For           4,411,173           75.32%            77.63%
        Against         621,457           10.61%            10.94%
        Abstain         649,228           11.09%            11.43%

4-A. To Amend the Organizational Document to Allow Involuntary Redemptions:

                                    % OF TOTAL SHARES     % OF TOTAL
                        SHARES         OUTSTANDING       SHARES VOTED
                      ---------     -----------------    ------------
        For           4,557,387           77.82%                80.21%
        Against         600,767           10.26%                10.57%
        Abstain         523,704            8.94%                 9.22%

4-B. To Amend the Organizational Document to Allow Mergers Without Shareholder
Approval:

                                    % OF TOTAL SHARES     % OF TOTAL
                        SHARES         OUTSTANDING       SHARES VOTED
                      ---------     -----------------    ------------
        For           4,088,873           69.82%                71.96%
        Against       1,108,244           18.92%                19.51%
        Abstain         484,741            8.28%                 8.53%

CREDIT SUISSE TRUST -- EMERGING MARKETS PORTFOLIO
PRIVACY POLICY NOTICE

   We are committed to maintaining the privacy of every current and prospective customer. We recognize that you entrust important personal information to us, and we wish to assure you that we take seriously our responsibilities in protecting and safeguarding this information.

   In connection with making available investment products and services to current and potential customers, we may obtain nonpublic personal information about you. This information may include your name, address, e-mail address, social security number, account number, assets, income, financial situation, transaction history and other personal information.

   We may collect nonpublic information about you from the following sources:

   - Information we receive on applications, forms, questionnaires, web sites, agreements or in the course of establishing or maintaining a customer relationship; and

   - Information about your transactions with us, our affiliates, or others.

   We do not disclose any nonpublic personal information about our customers or former customers to anyone, except with your consent or as otherwise permitted by law. In cases where we believe that additional products and services may be of interest to you, we may share the information described above with our affiliates. We may also disclose this information to firms that perform services on our behalf. These agents and service providers are required to treat the information confidentially and use it only for the purpose for which it is provided.

   We restrict access to nonpublic personal information about you to those employees, agents or other parties who need to know that information to provide products or services to you or in connection with your investments with or through us. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

   NOTE: THIS NOTICE IS PROVIDED TO CLIENTS AND PROSPECTIVE CLIENTS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM"), CSAM CAPITAL INC., AND CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., AND SHAREHOLDERS AND PROSPECTIVE SHAREHOLDERS IN CSAM SPONSORED AND ADVISED INVESTMENT COMPANIES, INCLUDING CREDIT SUISSE FUNDS, AND OTHER CONSUMERS AND CUSTOMERS, AS APPLICABLE. THIS NOTICE IS NOT INTENDED TO BE INCORPORATED IN ANY OFFERING MATERIALS BUT IS MERELY A STATEMENT OF OUR CURRENT PRIVACY POLICY, AND MAY BE AMENDED FROM TIME TO TIME UPON NOTICE TO YOU. THIS NOTICE IS DATED AS OF MAY 20, 2003.

[CREDIT SUISSE ASSET MANAGEMENT LOGO]

P.O. BOX 55030, BOSTON, MA 02205-5030
800-222-8977 - www.csam-americas.com

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       TREMK-3-0603

[CREDIT SUISSE ASSET MANAGEMENT LOGO]


CREDIT SUISSE FUNDS

SEMIANNUAL REPORT

JUNE 30, 2003
(UNAUDITED)


CREDIT SUISSE TRUST
- BLUE CHIP PORTFOLIO


CREDIT SUISSE TRUST (THE "TRUST") SHARES ARE NOT AVAILABLE DIRECTLY TO INDIVIDUAL INVESTORS, BUT MAY BE OFFERED ONLY THROUGH CERTAIN INSURANCE PRODUCTS AND PENSION AND RETIREMENT PLANS.

MORE COMPLETE INFORMATION ABOUT THE TRUST, INCLUDING CHARGES AND EXPENSES, IS PROVIDED IN THE PROSPECTUS, WHICH MUST PRECEDE OR ACCOMPANY THIS DOCUMENT AND WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN ADDITIONAL COPIES BY CALLING 800-222-8977 OR BY WRITING TO CREDIT SUISSE TRUST, P.O. BOX 55030, BOSTON, MA 02205-5030.

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR, IS LOCATED AT 466 LEXINGTON AVE., NEW YORK, NY 10017-3140. THE TRUST IS ADVISED BY CREDIT SUISSE ASSET MANAGEMENT, LLC.

THE PORTFOLIO'S INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

RETURNS INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

THE VIEWS OF THE PORTFOLIO'S MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND THE PORTFOLIO HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF JUNE 30, 2003; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

PORTFOLIO SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE.

CREDIT SUISSE TRUST -- BLUE CHIP PORTFOLIO
SEMIANNUAL INVESTMENT ADVISER'S REPORT
June 30, 2003

                                                                   July 22, 2003

Dear Shareholder:

   For the six months ended June 30, 2003, Credit Suisse Trust -- Blue Chip Portfolio(1) (the "Portfolio") had a gain of 10.75%, versus an increase of 11.76% for the S&P 500 Index.(2)

   The period was a volatile but ultimately positive one for the U.S. stock market. The threat of war, a soft economy and a clouded profit outlook hampered stocks through much of the period. Equities ended the period on a positive note, however, rallying from mid-March through June in the wake of a seemingly swift and successful U.S.-led mission in Iraq. The quick end to the war supported stocks by lowering risk thresholds in general. It also calmed investors' worries over worst-case scenarios regarding energy costs, a key factor in the economy.

   The Portfolio had a gain but trailed its benchmark for the period, hindered by the underperformance of certain consumer-discretionary holdings. On the positive side, stocks that aided the Portfolio's relative return included its consumer-staples and health-care holdings.

   Looking over the recent flow of data, we believe that the U.S. economy has the potential to grow in the second half of 2003 and into 2004. We further believe that the current policy environment (with respect to fiscal and monetary stimulus efforts) is among the most encouraging in decades. We have our concerns as well, of course -- such as a relatively high unemployment rate and energy prices that have not declined as much as we thought they might at this point -- but overall we are optimistic.

   In that context, near the end of the period we made some adjustments to the Portfolio that further broadened its exposure to the potential economic upturn. These moves include the purchase of certain industrial and consumer cyclical stocks. We made these changes while attempting to keep the Portfolio's overall volatility in line with that of its benchmark.

   As always, we will continue to strive to add value over time via individual company selection. Given the highly competitive conditions prevailing in the markets in which our companies participate, we will not hesitate to make adjustments to the Portfolio when companies fail to meet our expectations.


Hugh Neuburger
Portfolio Manager

   IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE PORTFOLIO'S INVESTMENTS. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE PORTFOLIO COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE PORTFOLIO HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

                  AVERAGE ANNUAL RETURNS AS OF JUNE 30, 2003(1)

             1 YEAR          SINCE INCEPTION          INCEPTION DATE
             ------          ---------------          --------------
             (1.80%)             (12.18%)                11/30/01

Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance includes the effect of deducting expenses, but does not include charges and expenses attributable to any particular variable contract or Plan. Accordingly, the Prospectus of the sponsoring Participating Insurance Company separate account or Plan documents or other informational materials supplied by Plan sponsors should be carefully reviewed for information on relevant charges and expenses. Excluding these charges and expenses from quotations of performance has the effect of increasing the performance quoted, and the effect of these charges should be considered when comparing performance to that of other mutual funds.

----------
(1) Fee waivers and/or expense reimbursements reduced expenses for the Portfolio, without which performance would be lower. Waivers and/or reimbursements may be discontinued any time.
(2) The Standard & Poor's 500 Index is an unmanaged index (with no defined investment objective) of common stocks. It includes reinvestment of dividends, and is a registered trademark of McGraw-Hill Co., Inc. Investors cannot invest directly in an index.

CREDIT SUISSE TRUST -- BLUE CHIP PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2003 (Unaudited)

                                                              NUMBER OF
                                                                SHARES        VALUE
                                                              ---------    -----------
COMMON STOCKS (101.5%)
AEROSPACE & DEFENSE (2.2%)
    United Technologies Corp.                                     4,800    $   339,984
                                                                           -----------
AIR FREIGHT & COURIERS (1.7%)
    FedEx Corp.                                                   4,200        260,526
                                                                           -----------
BANKS (6.9%)
    Bank of America Corp.                                         5,900        466,277
    Charter One Financial, Inc.                                   6,600        205,788
    Wells Fargo & Co.                                             7,600        383,040
                                                                           -----------
                                                                             1,055,105
                                                                           -----------
BEVERAGES (2.0%)
    PepsiCo, Inc.                                                 6,900        307,050
                                                                           -----------
BIOTECHNOLOGY (2.9%)
    Amgen, Inc.*                                                  6,700        445,148
                                                                           -----------
CHEMICALS (1.6%)
    PPG Industries, Inc.                                          4,900        248,626
                                                                           -----------
COMMERCIAL SERVICES & SUPPLIES (1.4%)
    Avery Dennison Corp.                                          4,200        210,840
                                                                           -----------
COMMUNICATIONS EQUIPMENT (2.8%)
    Cisco Systems, Inc.*                                         25,200        420,588
                                                                           -----------
COMPUTERS & PERIPHERALS (3.5%)
    Dell Computer Corp.*                                          6,900        220,524
    International Business Machines Corp.                         3,800        313,500
                                                                           -----------
                                                                               534,024
                                                                           -----------
DIVERSIFIED FINANCIALS (7.7%)
    Citigroup, Inc.                                              11,800        505,040
    Freddie Mac                                                   3,800        192,926
    J.P. Morgan Chase & Co.                                       7,900        270,022
    Merrill Lynch & Company, Inc.                                 4,500        210,060
                                                                           -----------
                                                                             1,178,048
                                                                           -----------
DIVERSIFIED TELECOMMUNICATION SERVICES (3.9%)
    BellSouth Corp.                                               9,200        244,996
    Verizon Communications, Inc.                                  8,700        343,215
                                                                           -----------
                                                                               588,211
                                                                           -----------
ELECTRIC UTILITIES (1.3%)
    Ameren Corp.                                                  4,400        194,040
                                                                           -----------
FOOD & DRUG RETAILING (1.9%)
    CVS Corp                                                     10,300        288,709
                                                                           -----------
FOOD PRODUCTS (2.0%)
    General Mills, Inc.                                           6,300        298,683
                                                                           -----------
HEALTHCARE EQUIPMENT & SUPPLIES (1.5%)
    Medtronic, Inc.                                               4,900        235,053
                                                                           -----------

                 See Accompanying Notes to Financial Statements.

                                                              NUMBER OF
                                                                SHARES        VALUE
                                                              ---------    -----------
COMMON STOCKS (CONTINUED)
HEALTHCARE PROVIDERS & SERVICES (1.1%)
    Cardinal Health, Inc.                                         2,700    $   173,610
                                                                           -----------
HOUSEHOLD PRODUCTS (2.4%)
    Colgate-Palmolive Co.                                         2,500        144,875
    Procter & Gamble Co.                                          2,500        222,950
                                                                           -----------
                                                                               367,825
                                                                           -----------
INDUSTRIAL CONGLOMERATES (4.5%)
    General Electric Co.                                         16,700        478,956
    Tyco International, Ltd.                                     11,100        210,678
                                                                           -----------
                                                                               689,634
                                                                           -----------
INSURANCE (6.2%)
    Hartford Financial Services Group, Inc.                       7,600        382,736
    Marsh & McLennan Companies, Inc.                              6,100        311,527
    St. Paul Companies, Inc.                                      6,800        248,268
                                                                           -----------
                                                                               942,531
                                                                           -----------
MEDIA (8.6%)
    Clear Channel Communications, Inc.*                           4,600        194,994
    E.W. Scripps Co. Class A                                      3,600        319,392
    Gannett Company, Inc.                                         1,900        145,939
    Omnicom Group, Inc.                                           5,300        380,010
    Viacom, Inc. Class B*                                         6,300        275,058
                                                                           -----------
                                                                             1,315,393
                                                                           -----------
MULTILINE RETAIL (7.4%)
    Costco Wholesale Corp.*                                       7,400        270,840
    Target Corp.                                                  9,600        363,264
    Wal-Mart Stores, Inc.                                         9,100        488,397
                                                                           -----------
                                                                             1,122,501
                                                                           -----------
OIL & GAS (6.0%)
    ConocoPhillips                                                6,900        378,120
    Exxon Mobil Corp.                                            15,100        542,241
                                                                           -----------
                                                                               920,361
                                                                           -----------
PERSONAL PRODUCTS (2.1%)
    Avon Products, Inc.                                           2,300        143,060
    Estee Lauder Companies, Inc. Class A                          5,500        184,415
                                                                           -----------
                                                                               327,475
                                                                           -----------
PHARMACEUTICALS (9.9%)
    Abbott Laboratories                                           5,900        258,184
    Johnson & Johnson                                             6,700        346,390
    Pfizer, Inc.                                                 17,800        607,870
    Wyeth                                                        6,400        291,520
                                                                           -----------
                                                                             1,503,964
                                                                           -----------

                 See Accompanying Notes to Financial Statements.

                                                              NUMBER OF
                                                                SHARES        VALUE
                                                              ---------    -----------
COMMON STOCKS (CONCLUDED)
SEMICONDUCTOR EQUIPMENT & PRODUCTS (4.8%)
    Intel Corp.                                                  19,400    $   403,210
    Maxim Integrated Products, Inc.                               2,800         95,732
    Texas Instruments, Inc.                                      12,900        227,040
                                                                           -----------
                                                                               725,982
                                                                           -----------
SOFTWARE (5.2%)
    Mercury Interactive Corp.*                                    2,500         96,525
    Microsoft Corp.                                              23,000        589,030
    Symantec Corp.*                                               2,300        100,878
                                                                           -----------
                                                                               786,433
                                                                           -----------

TOTAL COMMON STOCKS (Cost $16,550,285)                                      15,480,344
                                                                           -----------
                                                                  PAR
                                                                 (000)
                                                                 ------
SHORT-TERM INVESTMENT (0.7%)
    State Street Bank and Trust Co. Euro Time Deposit,
      1.063%, 7/01/03
      (Cost $112,000)                                            $  112        112,000
                                                                         -------------
TOTAL INVESTMENTS AT VALUE (102.2%) (Cost $16,662,285)                      15,592,344

LIABILITIES IN EXCESS OF OTHER ASSETS (-2.2%)                                 (341,255)
                                                                         -------------

NET ASSETS (100.0%)                                                      $  15,251,089
                                                                         =============

----------
* Non-income producing security.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- BLUE CHIP PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2003 (Unaudited)

ASSETS
    Investments at value (Cost $16,662,285) (Note 1)                   $    15,592,344
    Cash                                                                           149
    Dividend and interest receivable                                            11,159
    Prepaid expenses                                                             3,120
                                                                       ---------------
      Total Assets                                                          15,606,772
                                                                       ---------------
LIABILITIES
    Advisory fee payable (Note 2)                                                2,104
    Administrative services fee payable (Note 2)                                 2,957
    Payable for portfolio shares redeemed                                      325,774
    Other accrued expenses payable                                              24,848
                                                                       ---------------
      Total Liabilities                                                        355,683
                                                                       ---------------
NET ASSETS
    Capital stock, $0.001 par value (Note 5)                                     1,874
    Paid-in capital (Note 5)                                                20,333,733
    Undistributed net investment income                                        109,856
    Accumulated net realized loss on investments                            (4,124,433)
    Net unrealized depreciation from investments                            (1,069,941)
                                                                       ---------------
      Net Assets                                                       $    15,251,089
                                                                       ===============
    Shares outstanding                                                       1,874,433
                                                                       ---------------
    Net asset value, offering price, and redemption price per share    $          8.14
                                                                       ===============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- BLUE CHIP PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2003 (Unaudited)

INVESTMENT INCOME (Note 1)
    Dividends                                                               $      161,479
    Interest                                                                           242
                                                                            --------------
      Total investment income                                                      161,721
                                                                            --------------
EXPENSES
    Investment advisory fees (Note 2)                                               67,508
    Administrative services fees (Note 2)                                           15,809
    Legal fees                                                                      18,433
    Printing fees (Note 2)                                                          12,978
    Audit fees                                                                       8,547
    Insurance expense                                                                4,003
    Transfer agent fees                                                              1,401
    Custodian fees                                                                   1,289
    Interest expense                                                                 1,111
    Registration fees                                                                1,002
    Trustees' fees                                                                     781
    Miscellaneous expense                                                              642
                                                                            --------------
      Total expenses                                                               133,504
    Less: fees waived (Note 2)                                                     (29,091)
                                                                            --------------
      Net expenses                                                                 104,413
                                                                            --------------
       Net investment income                                                        57,308
                                                                            --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
    Net realized loss from investments                                          (2,437,690)
    Net change in unrealized appreciation (depreciation) from investments        4,116,195
                                                                            --------------
    Net realized and unrealized gain from investments                            1,678,505
                                                                            --------------
    Net increase in net assets resulting from operations                    $    1,735,813
                                                                            ==============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- BLUE CHIP PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

                                                                           FOR THE SIX MONTHS
                                                                                 ENDED             FOR THE YEAR
                                                                             JUNE 30, 2003             ENDED
                                                                              (UNAUDITED)        DECEMBER 31, 2002
                                                                           ------------------    ------------------
FROM OPERATIONS
  Net investment income                                                    $           57,308    $           52,552
  Net realized loss on investments                                                 (2,437,690)           (1,686,743)
  Net change in unrealized appreciation (depreciation) from investments             4,116,195            (5,193,922)
                                                                           ------------------    ------------------
   Net increase (decrease) in net assets resulting from operations                  1,735,813            (6,828,113)
                                                                           ------------------    ------------------
FROM DIVIDENDS
  Dividends from net investment income                                                     --                (1,497)
                                                                           ------------------    ------------------
   Net decrease in net assets resulting from dividends                                     --                (1,497)
                                                                           ------------------    ------------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares                                                      1,668,875            25,534,366
  Reinvestment of dividends                                                                --                 1,497
  Net asset value of shares redeemed                                               (8,443,254)           (3,538,247)
                                                                           ------------------    ------------------
   Net increase (decrease) in net assets from capital share transactions           (6,774,379)           21,997,616
                                                                           ------------------    ------------------
  Net increase (decrease) in net assets                                            (5,038,566)           15,168,006

NET ASSETS
  Beginning of period                                                              20,289,655             5,121,649
                                                                           ------------------    ------------------
  End of period                                                            $       15,251,089    $       20,289,655
                                                                           ==================    ==================
UNDISTRIBUTED NET INVESTMENT INCOME                                        $          109,856    $           52,548
                                                                           ==================    ==================

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- BLUE CHIP PORTFOLIO
FINANCIAL HIGHLIGHTS
(For a Share of the Portfolio Outstanding Throughout Each Period)

                                                FOR THE SIX MONTHS
                                                      ENDED                      FOR THE YEAR ENDED DECEMBER 31,
                                                  JUNE 30, 2003          -------------------------------------------
                                                   (UNAUDITED)                  2002                   2001(1)
                                                ------------------       ------------------       ------------------
PER SHARE DATA
  Net asset value, beginning of period          $             7.35       $            10.02       $            10.00
                                                ------------------       ------------------       ------------------

INVESTMENT OPERATIONS
  Net investment income                                       0.04                     0.02                     0.00(2)
  Net gain (loss) on investments
    (both realized and unrealized)                            0.75                    (2.69)                    0.02
                                                ------------------       ------------------       ------------------
      Total from investment operations                        0.79                    (2.67)                    0.02
                                                ------------------       ------------------       ------------------

LESS DIVIDENDS
  Dividends from net investment income                          --                     0.00(2)                    --
                                                ------------------       ------------------       ------------------
      Total dividends                                           --                     0.00                       --
                                                ------------------       ------------------       ------------------
NET ASSET VALUE, END OF PERIOD                  $             8.14       $             7.35       $            10.02
                                                ==================       ==================       ==================
      Total return(3)                                        10.75%                  (26.64)%                   0.20%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)      $           15,251       $           20,290       $            5,122
    Ratio of expenses to average net assets                   1.16%(4)                 1.16%                    1.16%(4)
    Ratio of net investment income to average
      net assets                                              0.64%(4)                 0.25%                    0.35%(4)
    Decrease reflected in above operating
      expense ratios due to waivers/
      reimbursements                                          0.32%(4)                 0.23%                    4.86%(4)
  Portfolio turnover rate                                       14%                      31%                       2%

----------
(1) For the period November 30, 2001 (commencement of operations) through December 31, 2001.

(2) This amount represents less than $0.01 per share.

(3) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(4) Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- BLUE CHIP PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2003 (Unaudited)

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Credit Suisse Trust (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and currently offers nine managed investment portfolios of which one, the Blue Chip Portfolio (the "Portfolio"), is included in this report. The Portfolio is a diversified investment fund that seeks long-term capital appreciation. Shares of the Portfolio are not available directly to individual investors but may be offered only through (a) variable annuity contracts and variable life insurance contracts offered by separate accounts of certain insurance companies and (b) tax-qualified pension and retirement plans. The Portfolio may not be available in connection with a particular contract or plan. The Trust was organized under the laws of the Commonwealth of Massachusetts as a business trust on March 15, 1995.

   A) SECURITY VALUATION -- The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The Portfolio's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees under procedures established by the Board of Trustees in the absence of readily ascertainable market values. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that this method would not represent fair value.

   B) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

   C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America ("GAAP").

   D) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Trust's intention to have the Portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

   E) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

   F) SHORT-TERM INVESTMENTS -- The Portfolio, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("CSAM") an indirect, wholly-owned subsidiary of Credit Suisse Group, pool available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Portfolio's custodian, or a money market fund advised by CSAM. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

   G) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan including any accrued interest thereon and 105% of the market value of foreign securities on loan including any accrued interest thereon. Cash collateral received by the Portfolio in connection with securities lending activity may be invested in a variety of investments including certain CSAM-advised funds or the AIM Institutional Funds -- Liquid Assets Portfolio. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Portfolio had no securities out on loan at June 30, 2003.

   Credit Suisse First Boston ("CSFB"), an affiliate of CSAM, has been engaged by the Portfolio to act as the Portfolio's securities lending agent. Prior to April 1, 2003, CSFB had agreed to charge the Portfolio fees for its securities lending activities equal to its costs in providing services as securities lending agent and had voluntarily waived such fees through March 31, 2003. Effective April 1, 2003, the Portfolio and CSFB entered into an arrangement to share the income earned from securities lending activities, whereby, generally, the Portfolio will receive 75% and CSFB will receive 25% of the income, in accordance with the provisions of the securities lending agency agreement. If CSFB should enter into a securities lending agency agreement with another comparable investment company client under which it will receive a smaller proportion of the fees, its fee agreement with the Portfolio shall be reduced to such lower fee amount.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

   CSAM serves as investment adviser for the Portfolio. For its investment advisory services, CSAM is entitled to receive a fee from the Portfolio based on the following fee schedule:

           AVERAGE DAILY NET ASSETS                      ANNUAL RATE
           ------------------------            --------------------------------
           First $100 million                  .75% of average daily net assets
           Over $100 million                   .50% of average daily net assets

   For the six months ended June 30, 2003, investment advisory fees earned and voluntarily waived were $67,508 and $29,091, respectively.

   Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and SSB serve as co-administrators to the Portfolio.

   For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.10% of the Portfolio's average daily net assets. For the six months ended June 30, 2003, co-administrative services fees earned by CSAMSI were $9,001.

   For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, based upon the following fee schedule calculated in total for all the Credit Suisse Funds/Portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio, subject to an annual minimum fee.

           AVERAGE DAILY NET ASSETS                      ANNUAL RATE
           ------------------------            --------------------------------
           First $5 billion                    .050% of average daily net assets
           Next $5 billion                     .035% of average daily net assets
           Over $10 billion                    .020% of average daily net assets

   For the six months ended June 30, 2003, co-administrative service fees earned by SSB (including out-of-pocket expenses) were $6,808.

   In addition to serving as the Portfolio's co-administrator, CSAMSI currently serves as distributor of the Portfolio's shares without compensation.

   Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Portfolio to provide certain financial printing and fulfillment services. For the six months ended June 30, 2003, Merrill was paid $5,115 for its services to the Portfolio.

NOTE 3. LINE OF CREDIT

   The Portfolio, together with other funds/portfolios advised by CSAM (collectively, the "Participating Funds"), participates in a $100 million committed, unsecured line of credit facility ("Credit Facility") with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent for temporary or emergency purposes. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At June 30, 2003, there were no loans outstanding for the Portfolio under the Credit Facility. During the six months ended June 30, 2003, the Fund had borrowings under the Credit Facility as follows:

             AVERAGE DAILY        WEIGHTED AVERAGE        MAXIMUM DAILY
              LOAN BALANCE          INTEREST RATE        LOAN OUTSTANDING
             -------------        ----------------       ----------------
             $ 1,124,667               1.773%              $ 2,880,000

NOTE 4. PURCHASES AND SALES OF SECURITIES

   For the six months ended June 30, 2003, purchases and sales of investment securities (excluding short-term investments) were $2,511,471 and $8,861,688, respectively.

   At June 30, 2003, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were as follows: $16,662,285, $652,043, $(1,721,984) and $(1,069,941), respectively.

NOTE 5. CAPITAL SHARE TRANSACTIONS

   The Portfolio is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $0.001 par value per share. Transactions in capital shares of the Portfolio were as follows:

                                         FOR THE SIX MONTHS ENDED    FOR THE YEAR ENDED
                                         JUNE 30, 2003 (UNAUDITED)    DECEMBER 31, 2002
                                         ------------------------    ------------------
  Shares sold                                     230,023                2,679,666
  Shares reinvested                                    --                      195
  Shares redeemed                              (1,114,687)                (431,980)
                                               ----------                ---------
  Net increase (decrease)                        (884,664)               2,247,881
                                               ==========                =========

   On June 30, 2003, the number of shareholders that held 5% or more of the outstanding shares of the Portfolio was as follows:

                            NUMBER OF     APPROXIMATE PERCENTAGE
                          SHAREHOLDERS     OF OUTSTANDING SHARES
                          ------------    ----------------------
                                2                   98%

   Some of the shareholders are comprised of omnibus accounts, which are held on behalf of several individual shareholders.

CREDIT SUISSE TRUST -- BLUE CHIP PORTFOLIO
SHAREHOLDER MEETING RESULTS (UNAUDITED)

   A special meeting of shareholders of the Credit Suisse Trust -- Blue Chip Portfolio (the "Portfolio") was held at 466 Lexington Avenue, 16th Floor, New York, NY 10017 on April 11, 2003 and adjourned to May 2, 2003, May 16, 2003 and June 5, 2003. The following matters were voted upon by the shareholders of the Portfolio and the results are presented below. Shares delivered not voted are included in the total for the proposals. Proposals 1, 4A, and 4B were voted on by all the portfolios of Credit Suisse Trust voting together and were approved; the other proposals were not approved.

1. To Elect the Following Nominees as Trustees:

                                              FOR                 WITHHELD
                                           ---------              --------
           Richard H. Francis              1,275,267                5,017
           Jack W. Fritz                   1,275,267                5,017
           Joseph D. Gallagher             1,275,199                5,085
           Jeffrey E. Garten               1,275,267                5,017
           Peter F. Krogh                  1,275,267                5,017
           James S. Pasman, Jr.            1,275,267                5,017
           Steven N. Rappaport             1,275,267                5,017
           William W. Priest               1,275,267                5,017
           Total Eligible Shares           2,682,748
           Total Shares Voted              1,280,284
           % of Shares Voted                   47.72%

2-A. To Modify the Fundamental Investment Restriction on Borrowing Money:

                                    % OF TOTAL SHARES      % OF TOTAL
                        SHARES         OUTSTANDING        SHARES VOTED
                      ---------     -----------------     ------------
        For           1,268,304           47.28%                99.06%
        Against          10,349            0.39%                 0.81%
        Abstain           1,631            0.06%                 0.13%

2-B. To Modify the Fundamental Investment Restriction on Lending:

                                    % OF TOTAL SHARES      % OF TOTAL
                        SHARES         OUTSTANDING        SHARES VOTED
                      ---------     -----------------     ------------
        For           1,266,129           47.20%                98.89%
        Against          10,349            0.39%                 0.81%
        Abstain           3,608            0.14%                 0.30%

2-C. To Modify the Fundamental Investment Restriction on Real Estate
Investments:

                                    % OF TOTAL SHARES      % OF TOTAL
                        SHARES         OUTSTANDING        SHARES VOTED
                      ---------     -----------------     ------------
        For           1,266,412           47.21%                98.91%
        Against          12,241            0.46%                 0.96%
        Abstain           1,631            0.06%                 0.13%

3. To Change the Portfolio's Investment Objective from Fundamental to Non-Fundamental:

                                    % OF TOTAL SHARES      % OF TOTAL
                        SHARES         OUTSTANDING        SHARES VOTED
                      ---------     -----------------     ------------
        For           1,264,555           47.14%                98.77%
        Against          14,098            0.53%                 1.10%
        Abstain           1,631            0.06%                 0.13%

4-A. To Amend the Organizational Documents to Allow Involuntary Redemptions:

                                    % OF TOTAL SHARES      % OF TOTAL
                        SHARES         OUTSTANDING        SHARES VOTED
                      ---------     -----------------     ------------
        For           1,265,377           47.17%                98.83%
        Against          13,276            0.50%                 1.04%
        Abstain           1,631            0.06%                 0.13%

4-B. To Amend the Organizational Documents to Allow Mergers Without Shareholder
Approval:

                                    % OF TOTAL SHARES      % OF TOTAL
                        SHARES         OUTSTANDING        SHARES VOTED
                      ---------     -----------------     ------------
        For           1,262,631           47.07%                98.62%
        Against          16,022            0.60%                 1.25%
        Abstain           1,631            0.06%                 0.13%

CREDIT SUISSE TRUST -- BLUE CHIP PORTFOLIO
PRIVACY POLICY NOTICE

   We are committed to maintaining the privacy of every current and prospective customer. We recognize that you entrust important personal information to us, and we wish to assure you that we take seriously our responsibilities in protecting and safeguarding this information.

   In connection with making available investment products and services to current and potential customers, we may obtain nonpublic personal information about you. This information may include your name, address, e-mail address, social security number, account number, assets, income, financial situation, transaction history and other personal information.

   We may collect nonpublic information about you from the following sources:

   - Information we receive on applications, forms, questionnaires, web sites, agreements or in the course of establishing or maintaining a customer relationship; and

   - Information about your transactions with us, our affiliates, or others.

   We do not disclose any nonpublic personal information about our customers or former customers to anyone, except with your consent or as otherwise permitted by law. In cases where we believe that additional products and services may be of interest to you, we may share the information described above with our affiliates. We may also disclose this information to firms that perform services on our behalf. These agents and service providers are required to treat the information confidentially and use it only for the purpose for which it is provided.

   We restrict access to nonpublic personal information about you to those employees, agents or other parties who need to know that information to provide products or services to you or in connection with your investments with or through us. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

   NOTE: THIS NOTICE IS PROVIDED TO CLIENTS AND PROSPECTIVE CLIENTS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM"), CSAM CAPITAL INC., AND CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., AND SHAREHOLDERS AND PROSPECTIVE SHAREHOLDERS IN CSAM SPONSORED AND ADVISED INVESTMENT COMPANIES, INCLUDING CREDIT SUISSE FUNDS, AND OTHER CONSUMERS AND CUSTOMERS, AS APPLICABLE. THIS NOTICE IS NOT INTENDED TO BE INCORPORATED IN ANY OFFERING MATERIALS BUT IS MERELY A STATEMENT OF OUR CURRENT PRIVACY POLICY, AND MAY BE AMENDED FROM TIME TO TIME UPON NOTICE TO YOU. THIS NOTICE IS DATED AS OF MAY 20, 2003.

[CREDIT SUISSE ASSET MANAGEMENT LOGO]

P.O. BOX 55030, BOSTON, MA 02205-5030
800-222-8977 - www.csam-americas.com


CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       TRBLC-3-0603

[CREDIT SUISSE ASSET MANAGEMENT LOGO]


CREDIT SUISSE FUNDS

SEMIANNUAL REPORT

JUNE 30, 2003
(UNAUDITED)


CREDIT SUISSE TRUST
- GLOBAL TECHNOLOGY PORTFOLIO


CREDIT SUISSE TRUST (THE "TRUST") SHARES ARE NOT AVAILABLE DIRECTLY TO INDIVIDUAL INVESTORS, BUT MAY BE OFFERED ONLY THROUGH CERTAIN INSURANCE PRODUCTS AND PENSION AND RETIREMENT PLANS.

MORE COMPLETE INFORMATION ABOUT THE TRUST, INCLUDING CHARGES AND EXPENSES, IS PROVIDED IN THE PROSPECTUS, WHICH MUST PRECEDE OR ACCOMPANY THIS DOCUMENT AND WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN ADDITIONAL COPIES BY CALLING 800-222-8977 OR BY WRITING TO CREDIT SUISSE TRUST, P.O. BOX 55030, BOSTON, MA 02205-5030.

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR, IS LOCATED AT 466 LEXINGTON AVE., NEW YORK, NY 10017-3140. THE TRUST IS ADVISED BY CREDIT SUISSE ASSET MANAGEMENT, LLC.

THE PORTFOLIO'S INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

RETURNS INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

THE VIEWS OF THE PORTFOLIO'S MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND THE PORTFOLIO HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF JUNE 30, 2003; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

PORTFOLIO SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE.

CREDIT SUISSE TRUST -- GLOBAL TECHNOLOGY PORTFOLIO
SEMIANNUAL INVESTMENT ADVISER'S REPORT
June 30, 2003

                                                                   July 18, 2003

Dear Shareholder:

   For the six months ended June 30, 2003, Credit Suisse Trust -- Global Technology Portfolio(1) (the "Portfolio") had a gain of 14.83%, versus a gain of 9.19% for the Morgan Stanley Capital International All Country World Free Growth Index(2).

   For approximately the first half of the six-month period, in our view, stocks in the world's technology, media and telecommunications sectors (collectively known as "TMT") were driven by the same thing that drove directional movement in stocks generally: changing perceptions about the timing and potential length of a war with Iraq. Investors expressed considerable anxiety that a war could significantly dampen the willingness of companies and individuals to spend and invest which, in turn, augured unfavorably for a wide range of TMT-related businesses. Market volatility was high throughout the period and particularly so in March, both before and after military action began.

   The tone and directional movement of TMT stocks began to improve around the time the fighting started in mid-March, however, as buying across most financial markets appeared to express a generalized sense of relief that war-related uncertainty was no longer much of an issue. This, accordingly, allowed investors to refocus their attention on fundamentals, particularly the outlook for a U.S.-led global economic recovery. The presence of sizable monetary, fiscal and tax-based stimulus in the U.S. economy helped to prompt a growing view that the likelihood of recovery had become higher than it had been just a few months earlier.

   Within the TMT universe, other factors were considered additionally encouraging in the second half of the six-month period. Widespread fears that technology-industry conditions would materially worsen did not come to fruition, for example. Long-dormant consolidation activity began to revive in June. Shares of leading Internet-based companies surged on enthusiasm about their profitability and hope that it would prove sustainable. And the capital markets began to open up to initial and secondary tech-stock offerings after having been virtually closed to them for an extended spell.

   The Portfolio significantly outperformed its MSCI benchmark during the six months as a result of effective stock selection in each of the core TMT sectors. This was especially true in the key U.S. market, which represents both the Portfolio's largest geographical allocation and the biggest investable universe of TMT-related companies worldwide.

   Top-performing subcategories in the Portfolio included semiconductor-based companies, software, fixed-line telecom, wireless telecom and media. In addition to the U.S., regional results were strongest in Asia (E.G., Japan, Taiwan and Indonesia) and Europe (E.G., Portugal, the U.K., France and the Netherlands).

   The least favorable contributions to the Portfolio's overall return came from our avoidance of exposure to Germany, which outperformed the benchmark as a whole; our overweight in South Korea, which underperformed; and our choice to defensively hold some cash in reserve at a time when share prices were rising.

   Caution best characterizes our near-term outlook for TMT stocks. This is due almost entirely to the current level of valuations, which we believe have become sufficiently high to exceed underlying fundamentals and, therefore, increase the vulnerability of many TMT names to downside risk.

   Aside from valuations, though, we see a TMT picture that is considerably brighter than previously. We are optimistic about the prospects of recovery for the broad-based economy, as well as for corporate spending on technology more specifically. We also take heart from the recent surge in merger-and-acquisition activity, which could potentially keep a floor under valuations and help bring about a rationalization of capacity in both tech and telecom that, we feel, could ultimately benefit the profitability of the surviving companies.

   TMT subcategories that we currently favor are semiconductor-related, specialty computer software, medical technology and selected media companies. Compared to the Portfolio's benchmark, we are underweighting contract manufacturing, makers of wireless infrastructure products and producers of telecom equipment. We continue to highlight North America on a geographical basis.

David Lefkowitz
Portfolio Manager

   INTERNATIONAL INVESTING ENTAILS SPECIAL RISK CONSIDERATIONS, INCLUDING CURRENCY FLUCTUATIONS, LOWER LIQUIDITY, ECONOMIC AND POLITICAL RISKS, AND DIFFERENCES IN ACCOUNTING METHODS. SINCE THE PORTFOLIO FOCUSES ITS INVESTMENTS ON COMPANIES INVOLVED IN TECHNOLOGY, AN INVESTMENT IN THE PORTFOLIO MAY INVOLVE A GREATER DEGREE OF RISK THAN AN INVESTMENT IN OTHER FUNDS THAT INVEST IN A BROADER MIX OF ISSUERS.

   IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE PORTFOLIO'S INVESTMENT PORTFOLIO. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE PORTFOLIO COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE PORTFOLIO HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

                  AVERAGE ANNUAL RETURNS AS OF JUNE 30, 2003(1)


               1 YEAR     SINCE INCEPTION     INCEPTION DATE
               ------     ---------------     --------------
               (0.43%)        (21.41%)           12/31/01

Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Performance includes the effect of deducting expenses, but does not include charges and expenses attributable to any particular variable contract or Plan. Accordingly, the Prospectus of the sponsoring Participating Insurance Company separate account or Plan documents or other informational materials supplied by Plan sponsors should be carefully reviewed for information on relevant charges and expenses. Excluding these charges and expenses from quotations of performance has the effect of increasing the performance quoted, and the effect of these charges should be considered when comparing performance to that of other mutual funds.


----------
(1) Fee waivers and/or expense reimbursements reduced expenses for the Portfolio, without which performance would be lower. Waivers and/or reimbursements may be discontinued any time.
(2) The Morgan Stanley Capital International All Country World Free Growth Index is a market-capitalization-weighted index of growth companies (with high price-book-value securities) listed on stock exchanges in and outside of the U.S., and is compiled by Morgan Stanley Capital International Inc. Investors cannot invest directly in an index.

CREDIT SUISSE TRUST -- GLOBAL TECHNOLOGY PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2003 (Unaudited)

                                                                     NUMBER OF
                                                                       SHARES         VALUE
                                                                    -----------   ------------
COMMON STOCKS (96.0%)
AUSTRALIA (0.7%)
MEDIA (0.7%)
    News Corporation, Ltd. ADR                                            1,000   $     25,050
                                                                                  ------------
TOTAL AUSTRALIA                                                                         25,050
                                                                                  ------------
BERMUDA (1.6%)
INDUSTRIAL CONGLOMERATES (1.6%)
    Tyco International, Ltd.                                              3,100         58,838
                                                                                  ------------
TOTAL BERMUDA                                                                           58,838
                                                                                  ------------
CHINA (1.0%)
DIVERSIFIED TELECOMMUNICATION SERVICES (1.0%)
    China Telecom Corporation, Ltd. ADR*                                  1,620         36,839
                                                                                  ------------
TOTAL CHINA                                                                             36,839
                                                                                  ------------
FINLAND (2.2%)
COMMUNICATIONS EQUIPMENT (2.2%)
    Nokia Oyj                                                             3,100         51,049
    Nokia Oyj ADR                                                         1,700         27,931
                                                                                  ------------
TOTAL FINLAND                                                                           78,980
                                                                                  ------------
FRANCE (1.0%)
DIVERSIFIED TELECOMMUNICATION SERVICES (1.0%)
    France Telecom SA*                                                    1,430         35,076
                                                                                  ------------
TOTAL FRANCE                                                                            35,076
                                                                                  ------------
INDONESIA (1.9%)
DIVERSIFIED TELECOMMUNICATION SERVICES (1.9%)
    PT Telekomunikasi Indonesia ADR                                       6,000         67,200
                                                                                  ------------
TOTAL INDONESIA                                                                         67,200
                                                                                  ------------
ISRAEL (0.7%)
INTERNET SOFTWARE & SERVICES (0.7%)
    Check Point Software Technologies, Ltd.*                              1,200         23,460
                                                                                  ------------
TOTAL ISRAEL                                                                            23,460
                                                                                  ------------
JAPAN (2.7%)
OFFICE ELECTRONICS (1.3%)
    Canon, Inc.                                                           1,000         45,888
                                                                                  ------------
WIRELESS TELECOMMUNICATION SERVICES (1.4%)
    NTT DoCoMo, Inc.                                                         24         51,968
                                                                                  ------------
TOTAL JAPAN                                                                             97,856
                                                                                  ------------
MEXICO (3.3%)
DIVERSIFIED TELECOMMUNICATION SERVICES (2.6%)
    Telefonos de Mexico SA de CV ADR                                      2,930         92,061
                                                                                  ------------

                 See Accompanying Notes to Financial Statements.

                                                                     NUMBER OF
                                                                       SHARES         VALUE
                                                                    -----------   ------------
COMMON STOCKS (CONTINUED)
MEXICO (CONCLUDED)
WIRELESS TELECOMMUNICATION SERVICES (0.7%)
    America Movil SA de CV ADR, Series L                                  1,280   $     24,000
                                                                                  ------------
TOTAL MEXICO                                                                           116,061
                                                                                  ------------
NETHERLANDS (4.9%)
DIVERSIFIED TELECOMMUNICATION SERVICES (1.7%)
    Koninklijke (Royal) KPN NV*                                           8,300         58,808
                                                                                  ------------
HOUSEHOLD DURABLES (1.5%)
    Koninklijke (Royal) Philips Electronics NV                            2,900         55,148
                                                                                  ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (1.7%)
    ASML Holding NV*                                                      6,370         60,495
                                                                                  ------------
TOTAL NETHERLANDS                                                                      174,451
                                                                                  ------------
NEW ZEALAND (0.5%)
DIVERSIFIED TELECOMMUNICATION SERVICES (0.5%)
    Telecom Corporation of New Zealand, Ltd.                              5,700         17,486
                                                                                  ------------
TOTAL NEW ZEALAND                                                                       17,486
                                                                                  ------------
SOUTH KOREA (3.3%)
SEMICONDUCTOR EQUIPMENT & PRODUCTS (3.3%)
    Samsung Electronics Company, Ltd. GDR, Rule 144A++                      790        117,512
                                                                                  ------------
TOTAL SOUTH KOREA                                                                      117,512
                                                                                  ------------
TAIWAN (3.3%)
SEMICONDUCTOR EQUIPMENT & PRODUCTS (3.3%)
    Taiwan Semiconductor Manufacturing Company, Ltd. ADR                  7,700         77,616
    United Microelectronics Corp.                                        10,525         39,469
                                                                                  ------------
TOTAL TAIWAN                                                                           117,085
                                                                                  ------------
UNITED KINGDOM (2.9%)
DIVERSIFIED TELECOMMUNICATION SERVICES (0.8%)
    BT Group PLC                                                          8,480         28,511
                                                                                  ------------
WIRELESS TELECOMMUNICATION SERVICES (2.1%)
    Vodafone Group PLC                                                   38,700         75,675
                                                                                  ------------
TOTAL UNITED KINGDOM                                                                   104,186
                                                                                  ------------
UNITED STATES (66.0%)
AEROSPACE & DEFENSE (4.6%)
    Alliant Techsystems, Inc.*                                              800         41,528
    L-3 Communications Holdings, Inc.*                                    1,600         69,584
    Lockheed Martin Corp.                                                   400         19,028
    United Technologies Corp.                                               500         35,415
                                                                                  ------------
                                                                                       165,555
                                                                                  ------------
AUTO COMPONENTS (0.5%)
    Gentex Corp.*                                                           600         18,366
                                                                                  ------------

                 See Accompanying Notes to Financial Statements.

                                                                     NUMBER OF
                                                                       SHARES         VALUE
                                                                    -----------   ------------
COMMON STOCKS (CONTINUED)
UNITED STATES (CONTINUED)
COMMUNICATIONS EQUIPMENT (6.8%)
    Cisco Systems, Inc.*                                                  6,800   $    113,492
    Comverse Technology, Inc.*                                            2,000         30,060
    Motorola, Inc.                                                        5,300         49,979
    QUALCOMM, Inc.                                                        1,400         50,050
                                                                                  ------------
                                                                                       243,581
                                                                                  ------------
COMPUTERS & PERIPHERALS (3.0%)
    Apple Computer, Inc.*                                                 1,100         21,032
    Dell Computer Corp.*                                                  1,500         47,940
    Hewlett-Packard Co.                                                   1,709         36,402
                                                                                  ------------
                                                                                       105,374
                                                                                  ------------
DIVERSIFIED TELECOMMUNICATION SERVICES (2.6%)
    AT&T Corp.                                                              340          6,545
    SBC Communications, Inc.                                              1,200         30,660
    Time Warner Telecom, Inc. Class A*                                    9,000         57,330
                                                                                  ------------
                                                                                        94,535
                                                                                  ------------
ELECTRICAL EQUIPMENT (2.2%)
    Harris Corp.                                                          2,600         78,130
                                                                                  ------------
HEALTHCARE EQUIPMENT & SUPPLIES (4.3%)
    Arrow International, Inc.                                               600         26,490
    Biomet, Inc.                                                          2,200         63,052
    Medtronic, Inc.                                                       1,300         62,361
                                                                                  ------------
                                                                                       151,903
                                                                                  ------------
HOUSEHOLD DURABLES (0.7%)
    Garmin, Ltd.*                                                           600         23,922
                                                                                  ------------
INTERNET SOFTWARE & SERVICES (1.2%)
    VeriSign, Inc.*                                                       3,100         42,873
                                                                                  ------------
IT CONSULTING & SERVICES (0.6%)
    Titan Corp.*                                                          2,000         20,580
                                                                                  ------------
MEDIA (13.8%)
    AOL Time Warner, Inc.*                                                2,300         37,007
    Clear Channel Communications, Inc.*                                   2,300         97,497
    Comcast Corp. Class A*                                                  549         16,569
    Comcast Corp. Special Class A*                                        1,300         37,479
    Cox Radio, Inc. Class A*                                              1,600         36,976
    Gannett Company, Inc.                                                   500         38,405
    Liberty Media Corp. Class A*                                         11,700        135,252
    Metro-Goldwyn-Mayer, Inc.*                                            1,500         18,630
    Viacom, Inc. Class B*                                                 1,700         74,222
                                                                                  ------------
                                                                                       492,037
                                                                                  ------------
PHARMACEUTICALS (1.4%)
    Andrx Corp.*                                                          2,600         51,740
                                                                                  ------------

                 See Accompanying Notes to Financial Statements.

                                                                     NUMBER OF
                                                                       SHARES         VALUE
                                                                    -----------   ------------
COMMON STOCKS (CONCLUDED)
UNITED STATES (CONCLUDED)
SEMICONDUCTOR EQUIPMENT & PRODUCTS (6.6%)
    Analog Devices, Inc.*                                                   600   $     20,892
    Fairchild Semiconductor International, Inc.*                          2,500         31,975
    Intel Corp.                                                           4,800         99,763
    Micron Technology, Inc.*                                              4,500         52,335
    Teradyne, Inc.*                                                       1,700         29,427
                                                                                  ------------
                                                                                       234,392
                                                                                  ------------
SOFTWARE (17.7%)
    Activision, Inc.*                                                     1,950         25,194
    Adobe Systems, Inc.                                                   2,000         64,140
    BMC Software, Inc.*                                                   1,000         16,330
    Electronic Arts, Inc.*                                                  900         66,591
    J. D. Edwards & Co.*                                                  4,700         67,351
    Microsoft Corp.                                                       4,600        117,806
    Network Associates, Inc.*                                             3,600         45,648
    Oracle Corp.*                                                         5,000         60,100
    PeopleSoft, Inc.*                                                     1,800         31,662
    Take-Two Interactive Software, Inc.*                                  1,700         48,178
    THQ, Inc.*                                                            1,600         28,800
    VERITAS Software Corp.*                                               2,000         57,340
                                                                                  ------------
                                                                                       629,140
                                                                                  ------------
TOTAL UNITED STATES                                                                  2,352,128
                                                                                  ------------

TOTAL COMMON STOCKS (Cost $3,661,058)                                                3,422,208
                                                                                  ------------

                                                                        PAR
                                                                       (000)
                                                                    -----------
SHORT-TERM INVESTMENT (4.8%)
    State Street Bank & Trust Co. Euro Time Deposit,
    1.063%, 7/01/03
    (Cost $171,000)                                                 $       171        171,000
                                                                                  ------------

TOTAL INVESTMENTS AT VALUE (100.8%) (Cost $3,832,058)                                3,593,208

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.8%)                                          (29,558)
                                                                                  ------------

NET ASSETS (100.0%)                                                               $  3,563,650
                                                                                  ============

                            INVESTMENT ABBREVIATIONS
                        ADR = American Depositary Receipt
                        GDR = Global Depositary Receipt

----------
*   Non-income producing security.
++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2003, these securities amounted to a value of $117,512 or 3.30% of net assets.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- GLOBAL TECHNOLOGY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2003 (Unaudited)

ASSETS
    Investments at value (Cost $3,832,058) (Note 1)                                                  $  3,593,208
    Cash                                                                                                      622
    Foreign currency at value (cost $123,097)                                                             119,084
    Receivable from investment adviser (Note 2)                                                             6,284
    Dividend and interest receivable                                                                        1,596
    Prepaid expenses                                                                                        2,802
                                                                                                     ------------
      Total Assets                                                                                      3,723,596
                                                                                                     ------------
LIABILITIES
    Administrative services fee payable (Note 2)                                                              680
    Payable for portfolio shares redeemed                                                                 137,971
    Other accrued expenses payable                                                                         21,295
                                                                                                     ------------
      Total Liabilities                                                                                   159,946
                                                                                                     ------------
NET ASSETS
    Capital stock, $0.001 par value (Note 5)                                                                  511
    Paid-in capital (Note 5)                                                                            4,872,654
    Accumulated net investment loss                                                                       (12,068)
    Accumulated net realized loss on investments and foreign curency transactions                      (1,054,599)
    Net unrealized depreciation from investments and foreign currency translations                       (242,848)
                                                                                                     ------------
      Net Assets                                                                                     $  3,563,650
                                                                                                     ============
    Shares outstanding                                                                                    511,404
                                                                                                     ------------
    Net asset value, offering price, and redemption price per share                                  $       6.97
                                                                                                     ============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- GLOBAL TECHNOLOGY PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2003 (Unaudited)

INVESTMENT INCOME (Note 1)
    Dividends                                                                                        $     16,054
    Interest                                                                                                  867
    Foreign taxes withheld                                                                                 (1,584)
                                                                                                     ------------
      Total investment income                                                                              15,337
                                                                                                     ------------
EXPENSES
    Investment advisory fees (Note 2)                                                                      16,609
    Administrative services fees (Note 2)                                                                   4,459
    Legal fees                                                                                             25,544
    Printing fees (Note 2)                                                                                 11,661
    Audit fees                                                                                              8,010
    Insurance expense                                                                                       3,604
    Transfer agent fees                                                                                     1,039
    Custodian fees                                                                                          1,007
    Registration fees                                                                                         863
    Trustees' fees                                                                                            790
    Miscellaneous expense                                                                                     680
                                                                                                     ------------
      Total expenses                                                                                       74,266
    Less: fees waived and expenses reimbursed (Note 2)                                                    (46,861)
                                                                                                     ------------
      Net expenses                                                                                         27,405
                                                                                                     ------------
        Net investment loss                                                                               (12,068)
                                                                                                     ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND
  FOREIGN CURRENCY RELATED ITEMS
    Net realized loss from investments                                                                   (171,374)
    Net realized gain on foreign currency transactions                                                        171
    Net change in unrealized appreciation (depreciation) from investments                                 694,898
    Net change in unrealized appreciation (depreciation) from foreign currency translations                (4,094)
                                                                                                     ------------
    Net realized and unrealized gain from investments and foreign currency related items                  519,601
                                                                                                     ------------
    Net increase in net assets resulting from operations                                             $    507,533
                                                                                                     ============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- GLOBAL TECHNOLOGY PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                FOR THE SIX MONTHS
                                                                                       ENDED               FOR THE YEAR
                                                                                   JUNE 30, 2003               ENDED
                                                                                    (UNAUDITED)          DECEMBER 31, 2002
                                                                               --------------------    --------------------
FROM OPERATIONS
  Net investment loss                                                          $            (12,068)   $            (35,060)
  Net realized loss on investments and foreign
    currency transactions                                                                  (171,203)               (882,429)
  Net change in unrealized appreciation (depreciation) from
    investments and foreign currency translations                                           690,804                (933,652)
                                                                               --------------------    --------------------
    Net increase (decrease) in net assets resulting from operations                         507,533              (1,851,141)
                                                                               --------------------    --------------------
FROM CAPITAL SHARE TRANSACTIONS (Note 5)
  Proceeds from sale of shares                                                              626,577               3,724,943
  Net asset value of shares redeemed                                                       (781,108)             (1,858,702)
                                                                               --------------------    --------------------
    Net increase (decrease) in net assets from capital share transactions                  (154,531)              1,866,241
                                                                               --------------------    --------------------
  Net increase in net assets                                                                353,002                  15,100

NET ASSETS
  Beginning of period                                                                     3,210,648               3,195,548
                                                                               --------------------    --------------------
  End of period                                                                $          3,563,650    $          3,210,648
                                                                               ====================    ====================
ACCUMULATED NET INVESTMENT LOSS                                                $            (12,068)   $                 --
                                                                               ====================    ====================

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- GLOBAL TECHNOLOGY PORTFOLIO
FINANCIAL HIGHLIGHTS
(For a Share of the Portfolio Outstanding Throughout Each Period)

                                                                                FOR THE SIX MONTHS
                                                                                       ENDED                FOR THE YEAR
                                                                                   JUNE 30, 2003                ENDED
                                                                                    (UNAUDITED)           DECEMBER 31, 2002
                                                                                -------------------      ------------------
PER SHARE DATA
  Net asset value, beginning of period                                          $              6.07      $            10.00
                                                                                -------------------      ------------------
INVESTMENT OPERATIONS
  Net investment loss                                                                         (0.02)                  (0.07)(1)
  Net gain (loss) on investments and foreign currency related items
    (both realized and unrealized)                                                             0.92                   (3.86)
                                                                                -------------------      ------------------
      Total from investment operations                                                         0.90                   (3.93)
                                                                                -------------------      ------------------
NET ASSET VALUE, END OF PERIOD                                                  $              6.97      $             6.07
                                                                                ===================      ==================
      Total return(2)                                                                         14.83%                 (39.30)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                                      $             3,564      $            3,211
    Ratio of expenses to average net assets                                                    1.65%(3)                1.65%
    Ratio of net investment loss to average net assets                                        (0.73)%(3)              (0.94)%
    Decrease reflected in above operating expense ratios due to
      waivers/reimbursements                                                                   2.82%(3)                2.19%
  Portfolio turnover rate                                                                        12%                     87%

----------
(1) Per share information is calculated using the average shares outstanding method.

(2) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(3) Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- GLOBAL TECHNOLOGY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2003 (Unaudited)

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Credit Suisse Trust (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and currently offers nine managed investment portfolios of which one, the Global Technology Portfolio (the "Portfolio"), is included in this report. The Portfolio is a non-diversified investment fund that seeks long-term appreciation of capital. Shares of the Portfolio are not available directly to individual investors but may be offered only through (a) variable annuity contracts and variable life insurance contracts offered by separate accounts of certain insurance companies and (b) tax-qualified pension and retirement plans. The Portfolio may not be available in connection with a particular contract or plan. The Trust was organized under the laws of the Commonwealth of Massachusetts as a business trust on March 15, 1995.

   A) SECURITY VALUATION -- The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The Portfolio's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees under procedures established by the Board of Trustees in the absence of readily ascertainable market values. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that this method would not represent fair value.

   B) FOREIGN CURRENCY TRANSACTIONS -- The books and records of the Portfolio are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Portfolio does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Portfolio isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

   C) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

   D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America ("GAAP").

   E) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Trust's intention to have the Portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

   F) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

   G) SHORT-TERM INVESTMENTS -- The Portfolio, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("CSAM") an indirect, wholly-owned subsidiary of Credit Suisse Group, pool available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Portfolio's custodian, or a money market fund advised by CSAM. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

   H) FORWARD FOREIGN CURRENCY CONTRACTS -- The Portfolio may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. The Portfolio will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. At June 30, 2003, the Portfolio had no open forward foreign currency contracts.

   I) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan including any accrued interest thereon and 105% of the market value of foreign securities on loan including any accrued interest thereon. Cash collateral received by the Portfolio in connection with securities lending activity may be invested in a variety of investments including certain CSAM-advised funds or the AIM Institutional Funds -- Liquid Assets Portfolio. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Portfolio had no securities out on loan at June 30, 2003.

   Credit Suisse First Boston ("CSFB"), an affiliate of CSAM, has been engaged by the Portfolio to act as the Portfolio's securities lending agent. Prior to April 1, 2003, CSFB had agreed to charge the Portfolio fees for its securities lending activities equal to its costs in providing services as securities lending agent and had voluntarily waived such fees through March 31, 2003. Effective April 1, 2003, the Portfolio and CSFB entered into an arrangement to share the income earned from securities lending activities, whereby, generally, the Portfolio will receive 75% and CSFB will receive 25% of the income, in accordance with the provisions of the securities lending agency agreement. If CSFB should enter into a securities lending agency agreement with another comparable investment company client under which it will receive a smaller proportion of the fees, its fee agreement with the Portfolio shall be reduced to such lower fee amount.

   J) OTHER -- The Portfolio invests in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risks (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

   The Portfolio may be subject to taxes imposed by countries in which it invests with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolio accrues such taxes when the related income or gains are earned.

   The Portfolio invests 80% or more of its net assets plus any borrowings for investment purposes, in equity securities of companies in related industries within the technology sector of the market. As a result, financial, economic, business and political developments in the technology sector of the market, positive or negative, have a greater impact on the Portfolio's net asset value and will cause its shares to fluctuate more than if the Portfolio did not concentrate its investments in that sector.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

   CSAM serves as investment adviser for the Portfolio. For its investment advisory services, CSAM is entitled to receive a fee from the Portfolio at an annual rate of 1.00% of the Portfolio's average daily net assets. For the six months ended June 30, 2003, investment advisory fees earned, voluntarily waived and expenses reimbursed were as follows:


              GROSS                                      NET
            ADVISORY                                   ADVISORY              EXPENSE
              FEE                 WAIVER                 FEE              REIMBURSEMENTS
          ----------            ----------             --------           ---------------
          $   16,609            $   16,609              $   --              $   30,252

   Credit Suisse Asset Management Limited (CSAM Japan) ("CSAM Ltd. Japan") and Credit Suisse Asset Management Limited (CSAM Ltd. Australia) ("CSAM Ltd. Australia") each an affiliate of CSAM, are sub-investment advisers to the Portfolio. CSAM Ltd. Japan and CSAM Ltd. Australia's sub-investment advisory fees are paid by CSAM out of CSAM's net investment advisory fee and are not paid by the Portfolio.

   Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and SSB serve as co-administrators to the Portfolio.

   For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.10% of the Portfolio's average daily net assets. For the six months ended June 30, 2003, co-administrative services fees earned by CSAMSI were $1,661.

   For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, based upon the following fee schedule calculated in total for all the Credit Suisse Funds/Portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio, subject to an annual minimum fee.

       AVERAGE DAILY NET ASSETS                               ANNUAL RATE
       ------------------------                               -----------
           First $5 billion                         .050% of average daily net assets
           Next $5 billion                          .035% of average daily net assets
           Over $10 billion                         .020% of average daily net assets

   For the six months ended June 30, 2003, co-administrative service fees earned by SSB (including out-of-pocket expenses) were $2,798.

   In addition to serving as the Portfolio's co-administrator, CSAMSI currently serves as distributor of the Portfolio's shares without compensation.

   Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Portfolio to provide certain financial printing and fulfillment services. For the six months ended June 30, 2003, Merrill was paid $4,577 for its services to the Portfolio.

NOTE 3. LINE OF CREDIT

   The Portfolio, together with other funds/portfolios advised by CSAM (collectively, the "Participating Funds"), participates in a $100 million committed, unsecured line of credit facility ("Credit Facility") with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent for temporary or emergency purposes. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. During the six months ended June 30, 2003, the Portfolio had no borrowings under the Credit Facility.

NOTE 4. PURCHASES AND SALES OF SECURITIES

   For the six months ended June 30, 2003, purchases and sales of investment securities (excluding short-term investments) were $389,780 and $572,124, respectively.

   At June 30, 2003, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation (depreciation) from investments were: $3,832,058, $257,753, $(496,603) and $(238,850), respectively.

NOTE 5. CAPITAL SHARE TRANSACTIONS

   The Portfolio is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. Transactions in capital shares of the Portfolio were as follows:

                                      FOR THE SIX MONTHS ENDED    FOR THE YEAR ENDED
                                     JUNE 30, 2003 (UNAUDITED)    DECEMBER 31, 2002
                                     -------------------------   -------------------
  Shares sold                                 106,149                 439,455
  Shares redeemed                            (123,791)               (229,964)
                                             --------                --------
  Net increase (decrease)                     (17,642)                209,491
                                             ========                ========

   On June 30, 2003, the number of shareholders that held 5% or more of the outstanding shares of the Portfolio were as follows:


                       NUMBER OF              APPROXIMATE PERCENTAGE
                     SHAREHOLDERS              OF OUTSTANDING SHARES
                     ------------             ----------------------
                          2                            99%

   Some of the shareholders are comprised of omnibus accounts, which are held on behalf of several individual shareholders.

CREDIT SUISSE TRUST -- GLOBAL TECHNOLOGY PORTFOLIO
SHAREHOLDER MEETING RESULTS (UNAUDITED)

   A special meeting of shareholders of the Credit Suisse Trust -- Global Technology Portfolio (the "Portfolio") was held at 466 Lexington Avenue, 16th Floor, New York, NY 10017 on April 11, 2003 and adjourned to May 2, 2003 and May 16, 2003. The following matters were voted upon by the shareholders of the Portfolio and the results are presented below. Shares delivered not voted are included in the total for the proposals. Proposals 1, 4A, and 4B, were voted on by all the Portfolios of Credit Suisse Trust voting together and were approved; the other proposals were not approved.

1. To Elect the Following Nominees as Trustees:

                                      FOR                   WITHHELD
                                   ---------               ----------
           Richard H. Francis       114,338                  5,481
           Jack W. Fritz            114,338                  5,481
           Joseph D. Gallagher      114,338                  5,481
           Jeffrey E. Garten        114,338                  5,481
           Peter F. Krogh           114,338                  5,481
           James S. Pasman, Jr.     114,338                  5,481
           Steven N. Rappaport      114,338                  5,481
           William W. Priest        114,338                  5,481

           Total Eligible Shares    514,108
           Total Shares Voted       119,819
           % of Shares Voted          23.31%

2-A. To Modify the Fundamental Investment Restriction on Borrowing Money:

                                    % OF TOTAL SHARES      % OF TOTAL
                         SHARES        OUTSTANDING        SHARES VOTED
                        --------    -----------------     ------------
        For             108,761           21.16%             90.77%
        Against           9,457            1.84%              7.89%
        Abstain           1,601            0.31%              1.34%

2-B. To Modify the Fundamental Investment Restriction on Lending:

                                    % OF TOTAL SHARES      % OF TOTAL
                         SHARES        OUTSTANDING        SHARES VOTED
                        --------    -----------------     ------------
        For             110,137           21.42%             91.92%
        Against           8,081            1.57%              6.74%
        Abstain           1,601            0.31%              1.34%

2-C. To Modify the Fundamental Investment Restriction on Real Estate
Investments:

                                    % OF TOTAL SHARES      % OF TOTAL
                         SHARES        OUTSTANDING        SHARES VOTED
                        --------    -----------------     ------------
        For             110,206           21.44%             91.98%
        Against           8,012            1.56%              6.69%
        Abstain           1,601            0.31%              1.33%

2-D. To Remove the Fundamental Investment Restriction on Pledging:

                                    % OF TOTAL SHARES      % OF TOTAL
                         SHARES        OUTSTANDING        SHARES VOTED
                        --------    -----------------     ------------
        For             107,486           20.91%             89.71%
        Against          10,732            2.09%              8.96%
        Abstain           1,601            0.31%              1.33%

3. To Change the Portfolio's Investment Objective from Fundamental to Non-Fundamental:

                                    % OF TOTAL SHARES      % OF TOTAL
                         SHARES        OUTSTANDING        SHARES VOTED
                        --------    -----------------     ------------
        For             110,090           21.41%             91.88%
        Against           8,128            1.58%              6.78%
        Abstain           1,601            0.31%              1.34%

4-A. To Amend the Organizational Document to Allow Involuntary Redemptions:

                                    % OF TOTAL SHARES      % OF TOTAL
                         SHARES        OUTSTANDING        SHARES VOTED
                        --------    -----------------     ------------
        For             108,471           21.10%             90.53%
        Against           9,747            1.90%              8.13%
        Abstain           1,601            0.31%              1.34%

4-B. To Amend the Organizational Document to Allow Mergers Without Shareholder
Approval:

                                    % OF TOTAL SHARES      % OF TOTAL
                         SHARES        OUTSTANDING        SHARES VOTED
                        --------    -----------------     ------------
        For             107,440           20.90%             89.67%
        Against          10,778            2.10%              8.99%
        Abstain           1,601            0.31%              1.34%

CREDIT SUISSE TRUST -- GLOBAL TECHNOLOGY PORTFOLIO
PRIVACY POLICY NOTICE

   We are committed to maintaining the privacy of every current and prospective customer. We recognize that you entrust important personal information to us, and we wish to assure you that we take seriously our responsibilities in protecting and safeguarding this information.

   In connection with making available investment products and services to current and potential customers, we may obtain nonpublic personal information about you. This information may include your name, address, e-mail address, social security number, account number, assets, income, financial situation, transaction history and other personal information.

   We may collect nonpublic information about you from the following sources:

   - Information we receive on applications, forms, questionnaires, web sites, agreements or in the course of establishing or maintaining a customer relationship; and

   - Information about your transactions with us, our affiliates, or others.

   We do not disclose any nonpublic personal information about our customers or former customers to anyone, except with your consent or as otherwise permitted by law. In cases where we believe that additional products and services may be of interest to you, we may share the information described above with our affiliates. We may also disclose this information to firms that perform services on our behalf. These agents and service providers are required to treat the information confidentially and use it only for the purpose for which it is provided.

   We restrict access to nonpublic personal information about you to those employees, agents or other parties who need to know that information to provide products or services to you or in connection with your investments with or through us. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

   NOTE: THIS NOTICE IS PROVIDED TO CLIENTS AND PROSPECTIVE CLIENTS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM"), CSAM CAPITAL INC., AND CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., AND SHAREHOLDERS AND PROSPECTIVE SHAREHOLDERS IN CSAM SPONSORED AND ADVISED INVESTMENT COMPANIES, INCLUDING CREDIT SUISSE FUNDS, AND OTHER CONSUMERS AND CUSTOMERS, AS APPLICABLE. THIS NOTICE IS NOT INTENDED TO BE INCORPORATED IN ANY OFFERING MATERIALS BUT IS MERELY A STATEMENT OF OUR CURRENT PRIVACY POLICY, AND MAY BE AMENDED FROM TIME TO TIME UPON NOTICE TO YOU. THIS NOTICE IS DATED AS OF MAY 20, 2003.

[CREDIT SUISSE ASSET MANAGEMENT LOGO]

P.O. BOX 55030, BOSTON, MA 02205-5030
800-222-8977 - www.csam-americas.com

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       TRGLT-3-0603

ITEM 2. CODE OF ETHICS.
Form N-CSR disclosure requirement not yet effective with respect to the Registrant.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Form N-CSR disclosure requirement not yet effective with respect to the Registrant.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Form N-CSR disclosure requirement not yet effective with respect to the Registrant.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable to the Registrant.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable to the Registrant.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) The Principal Executive Officer and Principal Financial Officer concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS.

(a)(1) Form N-CSR disclosure requirement not yet effective with respect to the Registrant.

(a)(2) The certifications of the Registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(b) The certifications of the Registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.


                                   SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

          Credit Suisse Trust

          /s/ Joseph D. Gallagher
          -----------------------
          Name:  Joseph D. Gallagher
          Title: Chief Executive Officer
          Date:  September 2, 2003


          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

          /s/ Joseph D. Gallagher
          -----------------------
          Name:  Joseph D. Gallagher
          Title: Chief Executive Officer
          Date:  September 2, 2003


          /s/ Michael A. Pignataro
          ------------------------
          Name:  Michael A. Pignataro
          Title: Chief Financial Officer
          Date:  September 2, 2003